Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
March 31, 2026
VUSB-NPRT1-0526
1.9887313.107
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	100,000	99,893
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	102,482
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	130,000	129,825
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	60,000	60,322
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	115,154
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	141,008
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	16,475	16,515
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	230,000	228,814
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	72,764	72,947
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,052
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	85,000	85,583
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	230,000	228,491
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	35,000	34,742
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	105,000	104,677
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	408,814
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	109,856
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	248,582
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	140,000	140,045
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	95,000	94,721
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	40,581	40,647
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	251,539
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	140,000	139,616
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	258,000	256,120
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	60,000	60,248
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	59,751	59,801
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	140,000	139,160
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	250,000	248,189
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	230,000	228,801
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	180,000	181,192
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	140,000	138,833
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	5,290	5,292
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	5,038	5,038
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	270,000	269,323
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	170,000	168,555
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	100,000	99,401
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	55,000	55,429
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	225,000	223,780
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	270,000	268,445
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	35,000	35,237
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	160,000	160,028
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	170,000	171,101
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	230,000	228,329
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	170,000	168,867
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	55,000	55,385
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	90,000	89,493
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	230,000	228,037
TOTAL UNITED STATES		6,599,409
TOTAL ASSET-BACKED SECURITIES (Cost $6,627,995)		6,599,409

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	263,726
Capital One NA 2.7% 2/6/2030	500,000	466,528
Truist Bank 3.3% 5/15/2026	200,000	199,689
Truist Bank 4.136% 10/23/2029 (c)	300,000	297,144

TOTAL UNITED STATES		1,227,087
TOTAL BANK NOTES (Cost $1,264,085)		1,227,087

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	23,904	23,818
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	319,797
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	90,362
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	480,000	487,540
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	190,000	193,133
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	159,000	162,398
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	280,000	278,679
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	195,415
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	281,000	295,323
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	280,000	284,178
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	34,314
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	127,132
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	364,619
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	448,250
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	300,000	299,573
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,345
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	50,000	52,442
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	979,000	1,024,000
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	210,000	213,657
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	300,000	303,905
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	85,425	85,301
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	989,658
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	122,330
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	189,421
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	189,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	129,090	128,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	128,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	79,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	120,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	289,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	636,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	686,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	525,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	526,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	792,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	624,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	89,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	181,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	180,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	715,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	124,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	420,000	432,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	380,000	378,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	60,000	59,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	130,000	130,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	560,000	561,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	770,000	772,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	210,000	210,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (c)	140,000	136,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	80,000	79,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	300,000	294,599
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	245,358
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	9,385	9,207
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	427,431
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	92,542
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	100,000	89,119
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	70,000	74,286
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	338,265
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	188,609
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	510,837
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	84,013
TOTAL UNITED STATES		17,830,962
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,986,410)		17,830,962

Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	115,915
Province of Alberta 3.3% 3/15/2028	75,000	74,127
Province of British Columbia 4.2% 7/6/2033	140,000	137,982
Province of British Columbia 4.8% 6/11/2035	270,000	274,374
Province of British Columbia 4.9% 4/24/2029	200,000	205,275
Province of Ontario 1.05% 5/21/2027	1,413,000	1,370,462
Province of Ontario 1.125% 10/7/2030	175,000	153,903
Province of Ontario 2.125% 1/21/2032	200,000	178,485
Province of Ontario 4.45% 11/20/2035	110,000	108,915
Province of Ontario 4.7% 1/15/2030	150,000	153,527
Province of Quebec 1.9% 4/21/2031	220,000	197,616
Province of Quebec 2.75% 4/12/2027	95,000	93,862
Province of Quebec 3.625% 4/13/2028	250,000	248,544
Province of Quebec 4.25% 9/5/2034	50,000	49,007
Province of Quebec 4.625% 8/28/2035	120,000	120,308
TOTAL CANADA		3,482,302
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	201,159
Chilean Republic 3.24% 2/6/2028	200,000	196,200
Chilean Republic 3.86% 6/21/2047	325,000	253,175
Chilean Republic 4.95% 1/5/2036	270,000	267,030
Chilean Republic 5.65% 1/13/2037	200,000	207,250
TOTAL CHILE		1,124,814
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	185,600
Indonesia Government 3.5% 2/14/2050	500,000	346,425
Indonesia Government 3.85% 10/15/2030	348,000	333,210
Indonesia Government 4.1% 4/24/2028	200,000	198,551
Indonesia Government 4.35% 2/21/2031	200,000	195,400
Indonesia Government 4.9% 4/16/2036	220,000	209,671
Indonesia Government 5.25% 1/15/2030	300,000	304,192
TOTAL INDONESIA		1,773,049
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	192,179
Israel Government 3.25% 1/17/2028	200,000	194,791
Israel Government 3.375% 1/15/2050	225,000	145,136
Israel Government 5% 1/13/2036	200,000	192,764
Israel Government 5.375% 2/19/2030	580,000	588,226
Israel Government 5.5% 3/12/2034	200,000	202,435
Israel Government 5.625% 2/19/2035	260,000	264,299
TOTAL ISRAEL		1,779,830
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	334,499
Italian Republic 4% 10/17/2049	200,000	152,115
TOTAL ITALY		486,614
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	177,662
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	201,214
Korean Republic 3.625% 10/29/2030	200,000	195,883
Korean Republic 4.5% 7/3/2029	200,000	202,669
TOTAL KOREA (SOUTH)		599,766
MEXICO - 0.5%
United Mexican States 3.25% 4/16/2030	1,471,000	1,375,826
United Mexican States 3.5% 2/12/2034	619,000	526,998
United Mexican States 4.5% 1/31/2050	480,000	353,280
United Mexican States 4.75% 3/22/2031	400,000	390,800
United Mexican States 4.75% 3/8/2044	120,000	96,240
United Mexican States 4.75% 4/27/2032	387,000	371,520
United Mexican States 5.625% 2/9/2034	200,000	196,400
United Mexican States 5.85% 7/2/2032	550,000	555,775
United Mexican States 6% 5/13/2030	200,000	206,700
United Mexican States 6.05% 1/11/2040	170,000	164,900
United Mexican States 6.125% 2/9/2038	300,000	293,100
United Mexican States 6.625% 1/29/2038	463,000	470,871
TOTAL MEXICO		5,002,410
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	748,800
Panamanian Republic 4.5% 4/16/2050	250,000	189,931
Panamanian Republic 6.7% 1/26/2036	100,000	105,503
Panamanian Republic 7.875% 3/1/2057	200,000	231,779
TOTAL PANAMA		1,276,013
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	280,160
Peruvian Republic 2.78% 12/1/2060	100,000	53,075
Peruvian Republic 3.55% 3/10/2051	170,000	115,770
Peruvian Republic 5.5% 3/30/2036	448,000	447,440
Peruvian Republic 5.875% 8/8/2054	70,000	67,410
Peruvian Republic 6.2% 6/30/2055	90,000	90,405
TOTAL PERU		1,054,260
PHILIPPINES - 0.2%
Philippine Republic 2.65% 12/10/2045	600,000	377,400
Philippine Republic 3% 2/1/2028	200,000	194,808
Philippine Republic 4.75% 3/5/2035	200,000	192,000
Philippine Republic 5% 1/27/2036	200,000	194,500
Philippine Republic 5% 7/17/2033	200,000	198,750
Philippine Republic 5.17% 10/13/2027	200,000	202,130
Philippine Republic 5.5% 2/4/2035	200,000	202,250
Philippine Republic 6.375% 10/23/2034	100,000	107,700
Philippine Republic 7.75% 1/14/2031	300,000	336,300
Philippine Republic 9.5% 2/2/2030	110,000	128,920
TOTAL PHILIPPINES		2,134,758
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	230,000	232,923
Republic of Poland 4.875% 2/12/2030	150,000	153,150
Republic of Poland 5.125% 9/18/2034	150,000	150,300
Republic of Poland 5.375% 2/12/2035	150,000	152,475
Republic of Poland 5.5% 3/18/2054	130,000	119,768
Republic of Poland 5.5% 4/4/2053	100,000	91,946
TOTAL POLAND		900,562
URUGUAY - 0.1%
Uruguay Republic 5.442% 2/14/2037	80,000	81,680
Uruguay Republic 7.625% 3/21/2036	678,000	798,887
TOTAL URUGUAY		880,567
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,196,442)		20,672,607

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.1%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	126,321
General Obligations - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	70,796
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	31,148
State of California 7.55% 4/1/2039	145,000	172,126
State of California 7.6% 11/1/2040	350,000	419,827
TOTAL GENERAL OBLIGATIONS		693,897
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	95,228
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	114,676
TOTAL HEALTH CARE		209,904
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	75,000	78,259
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	56,131	63,179
TOTAL TRANSPORTATION		141,438
TOTAL CALIFORNIA		1,171,560
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	31,309
Illinois - 0.2%
General Obligations - 0.1%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	70,000	70,268
Illinois St Gen. Oblig. 5.1% 6/1/2033	436,275	444,393
TOTAL GENERAL OBLIGATIONS		514,661
Transportation - 0.1%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	273,861
TOTAL ILLINOIS		788,522
Massachusetts - 0.0%
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	80,056
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	62,009
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	75,830
TOTAL MICHIGAN		137,839
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	189,124
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	257,902
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	105,905
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	168,879
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	64,091
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	103,030
TOTAL NEW YORK		441,905
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	66,413
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	25,000	25,053
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	135,293
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	55,301
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,095
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	107,424
TOTAL TRANSPORTATION		177,820
TOTAL TEXAS		338,166
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	84,835
TOTAL MUNICIPAL SECURITIES (Cost $4,581,880)		3,587,631

Non-Convertible Corporate Bonds - 27.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 3.85% 12/13/2028	400,000	396,974
Westpac Banking Corp 3.02% 11/18/2036 (c)	140,000	125,239
Westpac Banking Corp 3.133% 11/18/2041	60,000	44,074
Westpac Banking Corp 4.11% 7/24/2034 (c)	320,000	312,012
Westpac Banking Corp 4.354% 7/1/2030	230,000	229,980
TOTAL FINANCIALS		1,108,279
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 2/15/2036	130,000	129,962
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	163,917
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	91,902
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	60,000	61,075
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	40,000	40,022
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	72,275
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	116,792
Rio Tinto Finance USA PLC 4.875% 3/14/2030	170,000	172,661
Rio Tinto Finance USA PLC 5.25% 3/14/2035	180,000	182,876
Rio Tinto Finance USA PLC 5.75% 3/14/2055	105,000	104,748
TOTAL MATERIALS		1,136,230
TOTAL AUSTRALIA		2,244,509
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	88,157
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	67,306
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	118,239
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	430,041
Anheuser-Busch InBev Worldwide Inc 5% 6/15/2034	250,000	252,862
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	274,298
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	126,252
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	190,458

TOTAL BELGIUM		1,547,613
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	285,570
Vale Overseas Ltd 6.4% 6/28/2054	120,000	120,742
		406,312
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	282,173
TOTAL BRAZIL		688,485
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.1% 5/11/2033	100,000	100,116
Bell Canada 5.55% 2/15/2054	130,000	121,944
TELUS Corp 3.4% 5/13/2032	130,000	118,527
		340,587
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	130,000	121,353
Rogers Communications Inc 4.55% 3/15/2052	160,000	126,374
Rogers Communications Inc 7.5% 8/15/2038	160,000	182,501
		430,228
TOTAL COMMUNICATION SERVICES		770,815
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	554,836
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,568
Canadian Natural Resources Ltd 5% 12/15/2029	300,000	304,602
Canadian Natural Resources Ltd 5.4% 12/15/2034	100,000	101,159
Cenovus Energy Inc 5.4% 3/20/2036	60,000	59,690
Cenovus Energy Inc 5.4% 6/15/2047	74,000	66,982
Enbridge Inc 2.5% 8/1/2033	100,000	84,957
Enbridge Inc 4.2% 11/20/2028	100,000	99,298
Enbridge Inc 4.5% 2/15/2031	60,000	59,315
Enbridge Inc 5.45% 3/27/2036	50,000	50,431
Enbridge Inc 5.5% 12/1/2046	60,000	57,228
Enbridge Inc 5.625% 4/5/2034	140,000	144,408
Enbridge Inc 5.7% 3/8/2033	220,000	227,896
Enbridge Inc 5.95% 4/5/2054	90,000	89,374
Enbridge Inc 7.2% 6/27/2054 (c)	90,000	94,659
Enbridge Inc 8.5% 1/15/2084 (c)	40,000	45,003
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	40,000	40,258
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	40,000	39,726
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	40,000	38,080
Suncor Energy Inc 4% 11/15/2047	179,000	135,291
Transcanada Pipelines Ltd Residual Strip 4.1% 4/15/2030	190,000	186,376
Transcanada Pipelines Ltd Residual Strip 4.625% 3/1/2034	20,000	19,355
Transcanada Pipelines Ltd Residual Strip 7% 6/1/2065 (c)	20,000	20,303
Transcanada Pipelines Ltd Residual Strip 7.625% 1/15/2039	231,000	270,931
TOTAL ENERGY		2,806,726
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (c)	110,000	97,823
Bank of Montreal 4.338% 3/19/2030 (c)	50,000	49,780
Bank of Montreal 4.35% 9/22/2031 (c)	90,000	88,716
Bank of Montreal 5.266% 12/11/2026	300,000	302,038
Bank of Montreal 5.717% 9/25/2028	70,000	72,081
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	98,211
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	80,000	79,271
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)	220,000	217,054
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	50,000	47,831
Bank of Nova Scotia/The 4.813% 2/2/2034 (c)	70,000	69,006
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	121,375
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	163,220
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	340,000	337,526
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	50,605
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	127,308
Royal Bank of Canada 3.625% 5/4/2027	190,000	188,858
Royal Bank of Canada 3.995% 11/3/2028 (c)	200,000	198,569
Royal Bank of Canada 4.305% 11/3/2031 (c)	30,000	29,492
Royal Bank of Canada 4.65% 10/18/2030 (c)	50,000	50,117
Royal Bank of Canada 4.696% 8/6/2031 (c)	60,000	59,867
Royal Bank of Canada 4.715% 3/27/2028 (c)	190,000	190,677
Royal Bank of Canada 5% 5/2/2033	130,000	131,152
Royal Bank of Canada 5.15% 2/1/2034	180,000	184,047
Royal Bank of Canada 5.153% 2/4/2031 (c)	110,000	111,799
Royal Bank of Canada 6% 11/1/2027	100,000	102,579
Toronto Dominion Bank 1.95% 1/12/2027	100,000	98,273
Toronto Dominion Bank 2.45% 1/12/2032	90,000	79,557
Toronto Dominion Bank 4.411% 1/13/2031	150,000	148,557
Toronto Dominion Bank 4.456% 6/8/2032	200,000	196,634
Toronto Dominion Bank 4.808% 6/3/2030	40,000	40,331
Toronto Dominion Bank 4.928% 10/15/2035	70,000	68,870
Toronto Dominion Bank 5.156% 1/10/2028	360,000	364,574
		4,165,798
Capital Markets - 0.1%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	282,926
Brookfield Finance Inc 4.85% 3/29/2029	80,000	80,361
Brookfield Finance Inc 5.33% 1/15/2036	30,000	29,374
Brookfield Finance Inc 5.813% 3/3/2055	100,000	94,729
Brookfield Finance Inc 5.968% 3/4/2054	50,000	48,429
Brookfield Finance Inc 6.35% 1/5/2034	30,000	31,807
		567,626
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	92,328
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	140,000	143,481
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	70,000	68,419
Manulife Financial Corp 4.986% 12/11/2035	60,000	58,616
Manulife Financial Corp 5.375% 3/4/2046	40,000	37,942
		400,786
TOTAL FINANCIALS		5,134,210
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	122,595
Canadian National Railway Co 4.2% 3/12/2031	200,000	197,254
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	137,829
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	124,390
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	91,421
Canadian Pacific Railway Co 4% 3/15/2029	550,000	543,986
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	51,487
Canadian Pacific Railway Co 5.5% 3/15/2056	40,000	38,287
Canadian Pacific Railway Co 6.125% 9/15/2115	20,000	20,105
		1,327,354
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	76,000	75,875
TR Finance LLC 5.85% 4/15/2040	40,000	38,960
		114,835
TOTAL INDUSTRIALS		1,442,189
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	82,488
Nutrien Ltd 4.2% 4/1/2029	13,000	12,911
Nutrien Ltd 4.9% 3/27/2028	160,000	161,320
Nutrien Ltd 5% 4/1/2049	103,000	90,728
		347,447
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	163,000	156,915
TOTAL MATERIALS		504,362
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	107,037
TOTAL CANADA		10,765,339
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	217,095
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	164,412
Alibaba Group Holding Ltd 4.875% 5/26/2030	200,000	204,525

TOTAL CHINA		586,032
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (c)	180,000	212,748
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	189,487
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	145,457
TotalEnergies Capital SA 5.15% 4/5/2034	60,000	61,362
TotalEnergies Capital SA 5.488% 4/5/2054	200,000	191,988
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	28,787
TOTAL ENERGY		617,081
TOTAL FRANCE		829,829
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	150,000	147,955
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (c)(e)	170,000	159,821
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	200,000	185,867
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)(e)	150,000	147,716
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	150,000	149,435
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	170,000	170,801
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	150,000	151,727
		1,113,322
Financial Services - 0.1%
KfW 0% 4/18/2036 (g)	200,000	128,884
KfW 2.875% 4/3/2028	14,000	13,751
KfW 3.875% 5/15/2028	1,000,000	1,001,435
KfW 4.75% 10/29/2030	170,000	175,743
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	260,000	256,655
		1,576,468
TOTAL GERMANY		2,689,790
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	57,085
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	247,246
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	119,517
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	200,000	196,428
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	220,266
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	199,605
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	150,000	145,794
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	149,271
TOTAL FINANCIALS		1,278,127
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	400,000	407,342
TOTAL IRELAND		1,685,469
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.186% 6/30/2027	270,000	270,273
Toyota Motor Corp 4.45% 6/30/2030	190,000	190,159
Toyota Motor Corp 5.053% 6/30/2035	50,000	50,572
TOTAL CONSUMER DISCRETIONARY		511,004
Financials - 0.5%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	507,308
Japan Bank for International Cooperation 4.375% 1/23/2036	200,000	196,239
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (c)	210,000	206,593
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	148,209
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	244,603
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	138,501
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (c)	250,000	246,378
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (c)	400,000	396,244
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	250,000	253,701
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (c)	200,000	202,966
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	285,000	282,733
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	400,000	405,248
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	300,000	306,869
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	310,000	318,548
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	787,135
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	186,723
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	78,900
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	79,124
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (c)	525,000	516,310
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	500,000	510,488
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	42,184
		6,055,004
Capital Markets - 0.0%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	587,450
TOTAL FINANCIALS		6,642,454
Health Care - 0.1%
Pharmaceuticals - 0.1%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	181,721
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	204,548
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	300,000	303,407
TOTAL HEALTH CARE		689,676
TOTAL JAPAN		7,843,134
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 3.875% 1/13/2031	200,000	197,460
Export-Import Bank of Korea 4% 9/11/2029	300,000	299,652
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	389,454
Korea Development Bank/The 1.625% 1/19/2031	200,000	177,782
Korea Development Bank/The 4% 1/28/2031	200,000	198,162

TOTAL KOREA (SOUTH)		1,262,510
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	10,000	10,517
ArcelorMittal SA 6.35% 6/17/2054	40,000	40,690
ArcelorMittal SA 6.75% 3/1/2041 (c)	20,000	21,265
ArcelorMittal SA 6.8% 11/29/2032	80,000	88,298

TOTAL LUXEMBOURG		160,770
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	440,000	427,971
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	90,000	82,419
Southern Copper Corp 5.875% 4/23/2045	70,000	68,872
Southern Copper Corp 6.75% 4/16/2040	50,000	54,197
TOTAL MATERIALS		205,488
TOTAL MEXICO		633,459
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 4.125% 1/22/2036	150,000	146,986
Asian Development Bank 0.75% 10/8/2030	100,000	86,902
Asian Development Bank 1.875% 1/24/2030	610,000	566,736
Asian Development Bank 4.25% 1/14/2036	280,000	278,026
Asian Development Bank 4.5% 8/25/2028	220,000	223,363
Asian Development Bank 5.82% 6/16/2028	110,000	114,136
Corp Andina de Fomento 4.125% 1/7/2028	59,000	59,031
Corp Andina de Fomento 5% 1/24/2029	170,000	174,021
European Investment Bank 0.75% 9/23/2030	250,000	217,775
European Investment Bank 0.875% 5/17/2030	18,000	15,939
European Investment Bank 1.75% 3/15/2029	1,350,000	1,272,246
European Investment Bank 3.75% 2/14/2033	100,000	97,588
European Investment Bank 3.75% 3/13/2031	280,000	276,951
European Investment Bank 4.875% 2/15/2036	110,000	114,446
Inter-American Development Bank 1.125% 1/13/2031	290,000	254,499
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	979,490
Inter-American Development Bank 4.125% 1/23/2036	150,000	147,080
Inter-American Development Bank 4.375% 1/24/2044	39,000	36,367
		5,061,582
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	109,977
Financial Services - 0.2%
IBRD Discount Notes 0.75% 8/26/2030	160,000	139,596
IBRD Discount Notes 0.875% 5/14/2030	176,000	155,834
IBRD Discount Notes 1.25% 2/10/2031	110,000	96,919
IBRD Discount Notes 2.5% 11/22/2027	92,000	90,082
IBRD Discount Notes 3.625% 9/21/2029	260,000	258,012
IBRD Discount Notes 4% 7/25/2030	500,000	501,312
IBRD Discount Notes 4.75% 11/14/2033	290,000	299,983
IBRD Discount Notes 4.75% 2/15/2035	520,000	535,573
International Finance Corp 0.75% 8/27/2030	60,000	52,312
		2,129,623
TOTAL MULTI-NATIONAL		7,301,182
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	500,000	496,539
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	750,000	739,473
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027 (e)	300,000	302,375
ING Groep NV 2.727% 4/1/2032 (c)	200,000	180,977
ING Groep NV 5.066% 3/25/2031 (c)	450,000	453,808
TOTAL FINANCIALS		2,173,172
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	238,154
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	89,571
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	20,000	19,939
TOTAL INFORMATION TECHNOLOGY		347,664
TOTAL NETHERLANDS		2,520,836
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 3.125% 4/6/2030	357,000	341,438
Equinor ASA 3.25% 11/18/2049	160,000	110,034
Equinor ASA 3.625% 9/10/2028	120,000	118,899
Equinor ASA 4.75% 11/14/2035	70,000	68,923

TOTAL NORWAY		639,294
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,376
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	217,085
Telefonica Emisiones SA 7.045% 6/20/2036	60,000	66,178
TOTAL COMMUNICATION SERVICES		432,639
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.6% 3/3/2029	600,000	593,012
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	200,000	204,530
Banco Santander SA 2.749% 12/3/2030	200,000	179,150
Banco Santander SA 2.958% 3/25/2031	200,000	183,386
Banco Santander SA 5.127% 11/6/2035	200,000	194,976
Banco Santander SA 5.538% 3/14/2030 (c)	400,000	409,558
Banco Santander SA 5.565% 1/17/2030	200,000	204,942
Banco Santander SA 6.607% 11/7/2028	200,000	210,202
TOTAL FINANCIALS		2,179,756
TOTAL SPAIN		2,612,395
SWEDEN - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	393,697
Svensk Exportkredit AB 3.625% 3/12/2029	400,000	396,996

TOTAL SWEDEN		790,693
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 4.864% 1/10/2028 (c)	380,000	381,502
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	130,000	145,223
TOTAL FINANCIALS		526,725
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	121,147
Tyco Electronics Group SA 4.875% 2/9/2036	80,000	78,956
TOTAL INFORMATION TECHNOLOGY		200,103
TOTAL SWITZERLAND		726,828
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,411
RELX Capital Inc 4% 3/18/2029	130,000	128,697
RELX Capital Inc 5.25% 3/27/2035	40,000	40,470
		178,578
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 5.25% 5/30/2048	170,000	153,090
Vodafone Group PLC 5.875% 6/28/2064	150,000	142,393
Vodafone Group PLC 6.15% 2/27/2037	139,000	148,814
		444,297
TOTAL COMMUNICATION SERVICES		622,875
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	200,000	181,226
Diageo Investment Corp 5.625% 4/15/2035 (e)	200,000	207,168
		388,394
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	135,000	119,454
Unilever Capital Corp 5.9% 11/15/2032	140,000	151,533
		270,987
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	100,000	95,980
BAT Capital Corp 3.557% 8/15/2027	130,000	128,573
BAT Capital Corp 4.39% 8/15/2037	621,000	564,203
BAT Capital Corp 4.54% 8/15/2047	213,000	172,942
BAT Capital Corp 4.625% 3/22/2033	200,000	195,717
BAT Capital Corp 6.343% 8/2/2030	40,000	42,699
		1,200,114
TOTAL CONSUMER STAPLES		1,859,495
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (c)	400,000	393,958
Barclays PLC 2.894% 11/24/2032 (c)	730,000	652,234
Barclays PLC 5.088% 6/20/2030 (c)	726,000	728,340
Barclays PLC 5.207% 2/24/2037 (c)	200,000	193,557
Barclays PLC 5.367% 2/25/2031 (c)	200,000	203,473
Barclays PLC 5.501% 8/9/2028 (c)	220,000	222,516
Barclays PLC 5.785% 2/25/2036 (c)	200,000	202,226
HSBC Holdings PLC 2.848% 6/4/2031 (c)	380,000	351,177
HSBC Holdings PLC 2.871% 11/22/2032 (c)	200,000	178,952
HSBC Holdings PLC 4.619% 11/6/2031 (c)	200,000	197,222
HSBC Holdings PLC 5.13% 3/3/2031 (c)	300,000	303,390
HSBC Holdings PLC 5.24% 5/13/2031 (c)	200,000	202,817
HSBC Holdings PLC 5.279% 3/10/2037 (c)	200,000	196,408
HSBC Holdings PLC 5.402% 8/11/2033 (c)	250,000	253,903
HSBC Holdings PLC 5.597% 5/17/2028 (c)	290,000	293,258
HSBC Holdings PLC 6.1% 1/14/2042	190,000	201,270
HSBC Holdings PLC 6.254% 3/9/2034 (c)	210,000	222,526
HSBC Holdings PLC 6.8% 6/1/2038	449,000	483,314
HSBC Holdings PLC 7.39% 11/3/2028 (c)	220,000	229,322
HSBC Holdings PLC 8.113% 11/3/2033 (c)	200,000	228,975
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	330,000	326,446
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	250,000	246,485
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	200,000	201,824
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	500,000	516,328
Lloyds Banking Group PLC 6.068% 6/13/2036 (c)	200,000	203,268
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	285,341
NatWest Group PLC 5.583% 3/1/2028 (c)	300,000	302,964
NatWest Group PLC 5.808% 9/13/2029 (c)	260,000	267,515
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	300,000	297,186
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	200,000	206,361
TOTAL FINANCIALS		8,792,556
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031	440,000	395,966
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	111,919
Astrazeneca Finance LLC 5% 2/26/2034	300,000	304,410
Astrazeneca PLC 4.375% 11/16/2045	45,000	38,867
Astrazeneca PLC 4.375% 8/17/2048	50,000	42,533
TOTAL HEALTH CARE		893,695
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	73,016
TOTAL UNITED KINGDOM		12,241,637
UNITED STATES - 22.9%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	200,000	190,575
AT&T Inc 2.25% 2/1/2032	50,000	43,681
AT&T Inc 2.75% 6/1/2031	300,000	274,330
AT&T Inc 3.3% 2/1/2052	50,000	31,658
AT&T Inc 3.5% 6/1/2041	1,000,000	775,679
AT&T Inc 3.5% 9/15/2053	347,000	227,541
AT&T Inc 3.55% 9/15/2055	340,000	221,123
AT&T Inc 3.65% 6/1/2051	280,000	192,229
AT&T Inc 3.65% 9/15/2059	257,000	166,531
AT&T Inc 3.8% 2/15/2027	43,000	42,885
AT&T Inc 3.85% 6/1/2060	250,000	168,202
AT&T Inc 4.1% 2/15/2028	143,000	142,297
AT&T Inc 4.3% 2/15/2030	180,000	178,858
AT&T Inc 4.35% 3/1/2029	400,000	400,358
AT&T Inc 4.4% 4/30/2031	70,000	69,294
AT&T Inc 4.65% 6/1/2044	40,000	33,899
AT&T Inc 4.9% 11/1/2035	250,000	243,888
AT&T Inc 5.85% 4/30/2046	180,000	175,405
AT&T Inc 6% 4/30/2056	20,000	19,568
Comcast Corp 1.95% 1/15/2031 (e)	800,000	709,723
Comcast Corp 2.35% 1/15/2027	260,000	256,280
Comcast Corp 2.45% 8/15/2052	135,000	70,306
Comcast Corp 2.65% 2/1/2030	230,000	215,394
Comcast Corp 2.8% 1/15/2051	180,000	102,969
Comcast Corp 2.887% 11/1/2051	179,000	103,474
Comcast Corp 2.937% 11/1/2056	385,000	213,277
Comcast Corp 2.987% 11/1/2063	305,000	161,496
Comcast Corp 3.4% 4/1/2030	247,000	237,130
Comcast Corp 3.75% 4/1/2040	31,000	25,132
Comcast Corp 3.9% 3/1/2038	50,000	42,940
Comcast Corp 3.969% 11/1/2047	350,000	257,549
Comcast Corp 4.049% 11/1/2052	146,000	104,597
Comcast Corp 5.168% 1/15/2037 (d)	187,000	182,090
Comcast Corp 5.3% 5/15/2035 (e)	150,000	152,722
Comcast Corp 5.35% 5/15/2053	110,000	97,258
Comcast Corp 5.5% 5/15/2064	20,000	17,712
Sprint Capital Corp 8.75% 3/15/2032	120,000	142,688
Verizon Communications Inc 1.5% 9/18/2030	270,000	236,886
Verizon Communications Inc 2.1% 3/22/2028	540,000	518,505
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,855
Verizon Communications Inc 2.65% 11/20/2040	60,000	42,115
Verizon Communications Inc 2.987% 10/30/2056	227,000	133,209
Verizon Communications Inc 3% 11/20/2060	230,000	132,227
Verizon Communications Inc 3.55% 3/22/2051	500,000	348,837
Verizon Communications Inc 3.875% 2/8/2029	210,000	207,992
Verizon Communications Inc 4% 3/22/2050	114,000	86,080
Verizon Communications Inc 4.016% 12/3/2029	200,000	197,260
Verizon Communications Inc 4.125% 8/15/2046	54,000	42,954
Verizon Communications Inc 4.272% 1/15/2036	276,000	255,231
Verizon Communications Inc 4.75% 1/15/2033	70,000	69,135
Verizon Communications Inc 5% 1/15/2036	120,000	117,515
Verizon Communications Inc 5.012% 8/21/2054	38,000	32,943
Verizon Communications Inc 5.401% 7/2/2037	815,000	812,028
Verizon Communications Inc 5.875% 11/30/2045	140,000	136,332
Verizon Communications Inc 5.875% 11/30/2055	80,000	77,814
		10,145,656
Entertainment - 0.2%
Netflix Inc 4.9% 8/15/2034	230,000	231,788
Walt Disney Co/The 2% 9/1/2029	50,000	46,583
Walt Disney Co/The 2.65% 1/13/2031	1,270,000	1,178,609
Walt Disney Co/The 2.75% 9/1/2049	100,000	61,987
Walt Disney Co/The 3.5% 5/13/2040	30,000	24,553
Walt Disney Co/The 3.6% 1/13/2051	190,000	137,528
Walt Disney Co/The 3.8% 3/22/2030 (e)	110,000	107,940
Walt Disney Co/The 3.8% 5/13/2060	120,000	85,560
Walt Disney Co/The 4% 3/14/2031 (e)	100,000	98,458
Walt Disney Co/The 4.7% 3/23/2050	100,000	87,159
		2,060,165
Interactive Media & Services - 0.5%
Alphabet Inc 1.1% 8/15/2030	200,000	175,868
Alphabet Inc 1.9% 8/15/2040	264,000	176,155
Alphabet Inc 2.05% 8/15/2050	170,000	91,203
Alphabet Inc 3.7% 2/15/2029	200,000	198,281
Alphabet Inc 3.875% 11/15/2028	380,000	378,768
Alphabet Inc 4% 5/15/2030	30,000	29,776
Alphabet Inc 4.1% 11/15/2030	120,000	119,182
Alphabet Inc 4.1% 2/15/2031	250,000	248,263
Alphabet Inc 4.5% 5/15/2035	10,000	9,836
Alphabet Inc 4.7% 11/15/2035	30,000	29,638
Alphabet Inc 4.8% 2/15/2036	330,000	328,586
Alphabet Inc 5.25% 5/15/2055	10,000	9,442
Alphabet Inc 5.45% 11/15/2055	420,000	406,645
Alphabet Inc 5.65% 2/15/2056	300,000	299,035
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,559
Meta Platforms Inc 3.85% 8/15/2032	60,000	57,269
Meta Platforms Inc 4.2% 11/15/2030	880,000	871,462
Meta Platforms Inc 4.3% 8/15/2029	370,000	371,651
Meta Platforms Inc 4.45% 8/15/2052	150,000	117,999
Meta Platforms Inc 4.6% 11/15/2032	160,000	158,430
Meta Platforms Inc 4.6% 5/15/2028	70,000	70,771
Meta Platforms Inc 4.75% 8/15/2034	70,000	69,238
Meta Platforms Inc 4.875% 11/15/2035	170,000	166,777
Meta Platforms Inc 4.95% 5/15/2033	100,000	100,848
Meta Platforms Inc 5.4% 8/15/2054	220,000	199,266
Meta Platforms Inc 5.5% 11/15/2045	160,000	151,410
Meta Platforms Inc 5.55% 8/15/2064	140,000	125,826
Meta Platforms Inc 5.6% 5/15/2053	60,000	55,981
Meta Platforms Inc 5.625% 11/15/2055	310,000	290,591
Meta Platforms Inc 5.75% 11/15/2065	160,000	148,609
		5,516,365
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	46,731
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	120,000	84,149
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	120,000	74,270
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	98,252
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	152,765
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	47,581
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	73,936
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	46,066
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	37,642
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	152,891
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (e)	110,000	108,195
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	630,615
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)	70,000	66,876
Fox Corp 4.709% 1/25/2029	34,000	34,088
Fox Corp 5.476% 1/25/2039	189,000	182,821
Fox Corp 5.576% 1/25/2049	23,000	21,198
Time Warner Cable LLC 5.5% 9/1/2041	351,000	302,510
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	96,764
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	68,253
		2,325,603
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3% 2/15/2041	529,000	386,766
T-Mobile USA Inc 3.6% 11/15/2060	210,000	136,298
T-Mobile USA Inc 3.75% 4/15/2027	80,000	79,505
T-Mobile USA Inc 3.875% 4/15/2030	80,000	77,910
T-Mobile USA Inc 4.375% 4/15/2040	74,000	65,047
T-Mobile USA Inc 4.5% 4/15/2050	80,000	64,592
T-Mobile USA Inc 4.8% 7/15/2028	125,000	126,196
T-Mobile USA Inc 5.05% 7/15/2033	125,000	125,866
T-Mobile USA Inc 5.2% 1/15/2033	605,000	615,827
T-Mobile USA Inc 5.65% 1/15/2053	55,000	52,014
T-Mobile USA Inc 5.8% 9/15/2062 (e)	170,000	163,019
T-Mobile USA Inc 5.85% 2/15/2056	100,000	97,048
		1,990,088
TOTAL COMMUNICATION SERVICES		22,037,877
Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	120,000	74,028
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	400,000	407,794
Lear Corp 5.25% 5/15/2049	50,000	44,501
		526,323
Automobiles - 0.3%
American Honda Finance Corp 4.25% 9/1/2028	90,000	89,255
American Honda Finance Corp 4.45% 1/8/2031 (e)	120,000	117,620
American Honda Finance Corp 4.55% 7/9/2027	300,000	300,124
American Honda Finance Corp 4.8% 3/5/2030	60,000	59,971
American Honda Finance Corp 4.9% 1/10/2034 (e)	130,000	126,424
American Honda Finance Corp 5.1% 1/8/2036	30,000	28,944
American Honda Finance Corp 5.125% 7/7/2028	60,000	60,639
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,057
American Honda Finance Corp 5.2% 3/5/2035	40,000	39,241
American Honda Finance Corp 5.65% 11/15/2028	160,000	163,901
Ford Motor Co 3.25% 2/12/2032	30,000	26,057
Ford Motor Co 4.75% 1/15/2043	130,000	98,199
Ford Motor Co 5.291% 12/8/2046 (e)	110,000	86,089
Ford Motor Co 6.1% 8/19/2032	270,000	272,212
General Motors Co 5.4% 10/15/2029	100,000	102,252
General Motors Co 5.4% 4/1/2048	40,000	35,027
General Motors Co 5.95% 4/1/2049 (e)	290,000	271,358
General Motors Co 6.75% 4/1/2046	69,000	71,433
General Motors Financial Co Inc 4.6% 1/8/2031	100,000	98,557
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	143,303
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	81,880
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	255,698
General Motors Financial Co Inc 5.8% 6/23/2028	660,000	676,105
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	72,712
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	105,964
		3,413,022
Broadline Retail - 0.4%
Amazon.com Inc 2.1% 5/12/2031	105,000	94,095
Amazon.com Inc 2.5% 6/3/2050	110,000	64,214
Amazon.com Inc 2.7% 6/3/2060	160,000	87,355
Amazon.com Inc 2.875% 5/12/2041	220,000	162,091
Amazon.com Inc 3.1% 5/12/2051	105,000	68,615
Amazon.com Inc 3.15% 8/22/2027	460,000	454,434
Amazon.com Inc 3.875% 8/22/2037	440,000	396,000
Amazon.com Inc 3.9% 11/20/2028	850,000	846,367
Amazon.com Inc 4% 3/13/2029	100,000	99,495
Amazon.com Inc 4.05% 8/22/2047	280,000	223,891
Amazon.com Inc 4.1% 11/20/2030	300,000	296,485
Amazon.com Inc 4.25% 3/13/2031	100,000	99,263
Amazon.com Inc 4.65% 11/20/2035	100,000	98,055
Amazon.com Inc 4.875% 3/13/2036	72,000	71,344
Amazon.com Inc 5.45% 11/20/2055	280,000	267,475
Amazon.com Inc 5.65% 3/13/2046	400,000	398,616
Amazon.com Inc 5.8% 3/13/2056	391,000	390,686
eBay Inc 2.6% 5/10/2031	60,000	54,146
eBay Inc 2.7% 3/11/2030	20,000	18,608
eBay Inc 4% 7/15/2042	80,000	64,152
eBay Inc 5.95% 11/22/2027	170,000	173,897
		4,429,284
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	96,383
Cornell University 4.169% 6/15/2030	15,000	14,889
Cornell University 4.733% 6/15/2035	100,000	99,109
Duke University 2.832% 10/1/2055	30,000	18,510
George Washington University/The 4.126% 9/15/2048	100,000	80,185
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	165,527
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	133,686
Northwestern University 3.662% 12/1/2057	100,000	71,943
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	78,245
President and Fellows of Harvard College 5.259% 3/15/2036	160,000	165,465
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	50,000	48,399
Trustees of Princeton University/The 5.7% 3/1/2039	100,000	106,169
University of Chicago/The 3% 10/1/2052	100,000	66,775
University of Southern California 2.945% 10/1/2051	240,000	153,925
		1,299,210
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 3.8% 2/15/2028	50,000	49,323
Expedia Group Inc 4.625% 8/1/2027	130,000	130,107
Las Vegas Sands Corp 5.625% 6/15/2028	260,000	263,386
Marriott International Inc/MD 3.125% 6/15/2026	390,000	389,006
Marriott International Inc/MD 4.875% 5/15/2029	300,000	303,406
Marriott International Inc/MD 5.25% 10/15/2035	80,000	79,575
Marriott International Inc/MD 5.35% 3/15/2035	100,000	100,651
Marriott International Inc/MD 5.5% 4/15/2037	80,000	79,650
McDonald's Corp 2.125% 3/1/2030	400,000	367,386
McDonald's Corp 2.625% 9/1/2029 (e)	150,000	142,195
McDonald's Corp 3.5% 7/1/2027	91,000	90,188
McDonald's Corp 3.6% 7/1/2030 (e)	340,000	330,352
McDonald's Corp 3.625% 5/1/2043	20,000	15,351
McDonald's Corp 3.625% 9/1/2049	100,000	71,972
McDonald's Corp 3.8% 4/1/2028	84,000	83,405
McDonald's Corp 4.2% 4/1/2050	80,000	63,052
McDonald's Corp 4.7% 12/9/2035	109,000	106,772
McDonald's Corp 5% 2/13/2036	170,000	169,279
McDonald's Corp 5.15% 9/9/2052	50,000	45,175
Starbucks Corp 2.55% 11/15/2030	597,000	546,074
Starbucks Corp 4.5% 11/15/2048	70,000	57,750
Starbucks Corp 5.4% 5/15/2035	90,000	92,021
		3,576,076
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	50,000	49,341
DR Horton Inc 5.5% 10/15/2035	30,000	30,441
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	59,743
		139,525
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	65,858
Hasbro Inc 3.55% 11/19/2026	190,000	189,062
Hasbro Inc 3.9% 11/19/2029	30,000	29,279
Hasbro Inc 6.05% 5/14/2034	100,000	104,231
		388,430
Specialty Retail - 0.4%
AutoNation Inc 1.95% 8/1/2028 (e)	100,000	94,044
AutoNation Inc 4.45% 1/15/2029	200,000	198,337
AutoZone Inc 4% 4/15/2030	150,000	146,389
AutoZone Inc 4.75% 2/1/2033	40,000	39,389
AutoZone Inc 5.1% 7/15/2029	10,000	10,164
AutoZone Inc 5.165% 6/15/2030	50,000	50,860
AutoZone Inc 5.4% 7/15/2034	10,000	10,153
Home Depot Inc/The 2.7% 4/15/2030	146,000	137,352
Home Depot Inc/The 2.8% 9/14/2027	84,000	82,559
Home Depot Inc/The 2.95% 6/15/2029	686,000	660,002
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,251
Home Depot Inc/The 3.35% 4/15/2050	100,000	69,018
Home Depot Inc/The 3.5% 9/15/2056	50,000	34,113
Home Depot Inc/The 3.9% 6/15/2047	29,000	22,422
Home Depot Inc/The 4.25% 4/1/2046	104,000	85,976
Home Depot Inc/The 4.5% 12/6/2048	90,000	75,555
Home Depot Inc/The 4.65% 9/15/2035	120,000	116,994
Home Depot Inc/The 4.95% 6/25/2034	200,000	201,448
Home Depot Inc/The 5.3% 6/25/2054	250,000	233,675
Home Depot Inc/The 5.875% 12/16/2036	110,000	117,100
Lowe's Cos Inc 3.5% 4/1/2051	300,000	203,711
Lowe's Cos Inc 3.65% 4/5/2029	80,000	78,255
Lowe's Cos Inc 3.95% 10/15/2027	450,000	448,451
Lowe's Cos Inc 4.05% 5/3/2047	53,000	40,648
Lowe's Cos Inc 4.25% 3/15/2031	30,000	29,443
Lowe's Cos Inc 4.85% 10/15/2035 (e)	130,000	126,598
Lowe's Cos Inc 5% 4/15/2033	470,000	472,449
Lowe's Cos Inc 5.75% 7/1/2053	30,000	28,911
Lowe's Cos Inc 5.85% 4/1/2063	110,000	105,294
O'Reilly Automotive Inc 3.6% 9/1/2027 (e)	260,000	257,310
O'Reilly Automotive Inc 5.1% 3/12/2036	100,000	98,691
TJX Cos Inc/The 3.875% 4/15/2030	687,000	674,902
		4,963,464
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.85% 3/27/2030	570,000	538,358
NIKE Inc 3.375% 3/27/2050	40,000	27,820
Tapestry Inc 5.1% 3/11/2030	50,000	50,519
Tapestry Inc 5.5% 3/11/2035	50,000	50,086
		666,783
TOTAL CONSUMER DISCRETIONARY		19,402,117
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	29,144
Coca-Cola Co/The 1.65% 6/1/2030	30,000	27,119
Coca-Cola Co/The 2.25% 1/5/2032 (e)	240,000	214,853
Coca-Cola Co/The 2.5% 6/1/2040	30,000	21,924
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,228
Coca-Cola Co/The 2.75% 6/1/2060	30,000	17,184
Coca-Cola Co/The 2.875% 5/5/2041	150,000	113,170
Coca-Cola Co/The 3.45% 3/25/2030	186,000	181,120
Coca-Cola Co/The 4.2% 3/25/2050	150,000	123,203
Coca-Cola Co/The 5% 5/13/2034	50,000	51,504
Coca-Cola Co/The 5.2% 1/14/2055	160,000	151,512
Constellation Brands Inc 3.6% 2/15/2028	63,000	62,088
Constellation Brands Inc 3.75% 5/1/2050	90,000	64,853
Constellation Brands Inc 4.95% 11/1/2035	40,000	38,613
Constellation Brands Inc 5.25% 11/15/2048	50,000	44,937
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	49,541
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	132,382
Keurig Dr Pepper Inc 4.6% 5/15/2030	50,000	49,480
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,172
Keurig Dr Pepper Inc 5.15% 5/15/2035	50,000	48,732
Molson Coors Beverage Co 4.2% 7/15/2046	142,000	110,894
PepsiCo Inc 1.4% 2/25/2031 (e)	440,000	383,865
PepsiCo Inc 1.625% 5/1/2030	267,000	240,445
PepsiCo Inc 2.75% 10/21/2051	90,000	55,232
PepsiCo Inc 4% 3/5/2042	190,000	160,778
PepsiCo Inc 4% 5/2/2047	116,000	93,070
PepsiCo Inc 5% 7/23/2035	130,000	131,557
PepsiCo Inc 5.25% 7/17/2054	70,000	67,309
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	49,733
		2,749,642
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	383,185
Dollar General Corp 3.5% 4/3/2030	40,000	38,086
Dollar General Corp 5% 11/1/2032	110,000	109,304
Dollar General Corp 5.45% 7/5/2033	40,000	40,466
Kroger Co/The 1.7% 1/15/2031	400,000	349,507
Kroger Co/The 2.65% 10/15/2026	230,000	227,917
Kroger Co/The 3.7% 8/1/2027	100,000	99,171
Kroger Co/The 5.4% 1/15/2049	28,000	26,039
Kroger Co/The 5.5% 9/15/2054	120,000	111,441
Kroger Co/The 5.65% 9/15/2064	90,000	83,447
Sysco Corp 3.3% 2/15/2050	50,000	32,409
Sysco Corp 4.45% 3/15/2048	52,000	41,037
Sysco Corp 6.6% 4/1/2050	220,000	227,324
Target Corp 2.65% 9/15/2030	77,000	71,566
Target Corp 2.95% 1/15/2052	100,000	62,896
Target Corp 3.375% 4/15/2029	70,000	68,423
Target Corp 3.9% 11/15/2047	40,000	31,152
Target Corp 4% 7/1/2042	15,000	12,423
Target Corp 4.35% 6/15/2028	100,000	100,465
Target Corp 5% 4/15/2035 (e)	80,000	80,317
Target Corp 5.25% 2/15/2036	140,000	141,643
Walmart Inc 1.8% 9/22/2031	80,000	70,872
Walmart Inc 3.625% 12/15/2047	20,000	15,393
Walmart Inc 3.7% 6/26/2028	170,000	169,111
Walmart Inc 3.9% 4/15/2028	250,000	249,799
Walmart Inc 3.95% 6/28/2038	150,000	138,492
Walmart Inc 4.05% 6/29/2048	80,000	65,281
Walmart Inc 4.1% 4/15/2033	350,000	344,612
Walmart Inc 4.5% 4/15/2053 (e)	70,000	60,577
Walmart Inc 4.9% 4/28/2035 (e)	360,000	365,032
		3,817,387
Food Products - 0.5%
Archer-Daniels-Midland Co 2.5% 8/11/2026	450,000	447,390
Archer-Daniels-Midland Co 2.9% 3/1/2032	230,000	209,828
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	98,733
Bunge Ltd Finance Corp 4.2% 9/17/2029 (e)	60,000	59,433
Bunge Ltd Finance Corp 4.65% 9/17/2034	60,000	58,089
Bunge Ltd Finance Corp 4.8% 3/19/2033	50,000	49,354
Bunge Ltd Finance Corp 5.15% 3/19/2036	50,000	49,321
Campbell's Company/The 4.15% 3/15/2028	80,000	79,032
Campbell's Company/The 4.75% 3/23/2035	100,000	92,063
Campbell's Company/The 4.8% 3/15/2048	60,000	47,393
Campbell's Company/The 5.4% 3/21/2034	40,000	38,821
Conagra Brands Inc 4.85% 11/1/2028 (e)	190,000	190,188
Conagra Brands Inc 5% 8/1/2030	100,000	99,810
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,090
Conagra Brands Inc 5.4% 11/1/2048	60,000	50,990
Conagra Brands Inc 5.75% 8/1/2035	30,000	30,076
General Mills Inc 2.875% 4/15/2030	40,000	37,313
General Mills Inc 3% 2/1/2051	80,000	49,107
General Mills Inc 4.2% 4/17/2028	89,000	88,536
General Mills Inc 4.7% 4/17/2048	20,000	16,733
General Mills Inc 4.875% 1/30/2030	150,000	150,997
Hormel Foods Corp 3.05% 6/3/2051	40,000	25,453
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	100,000	88,864
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	200,000	200,092
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	330,000	340,639
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	50,000	49,015
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	40,000	39,862
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (b)(d)	75,000	74,861
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	80,000	87,988
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	60,000	66,011
JM Smucker Co 4.375% 3/15/2045	20,000	16,304
JM Smucker Co 6.2% 11/15/2033 (e)	270,000	286,086
Kellanova 3.25% 4/1/2026	200,000	200,000
Kellanova 4.5% 4/1/2046	32,000	27,170
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	212,943
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	109,458
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	88,163
Kraft Heinz Foods Co 5% 7/15/2035	150,000	145,708
Kraft Heinz Foods Co 5.2% 3/15/2032	130,000	131,336
Kraft Heinz Foods Co 5.2% 7/15/2045	100,000	87,280
Kraft Heinz Foods Co 5.4% 3/15/2035	30,000	29,945
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	101,345
Mondelez International Inc 4.125% 5/7/2028	270,000	268,608
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	90,774
Tyson Foods Inc 4.875% 8/15/2034	70,000	68,844
Tyson Foods Inc 5.1% 9/28/2048	120,000	107,983
Tyson Foods Inc 5.4% 3/15/2029	290,000	297,576
		5,197,605
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	35,836
Colgate-Palmolive Co 3.1% 8/15/2027 (e)	430,000	425,328
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	105,354
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	20,975
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	45,252
Procter & Gamble Co/The 3% 3/25/2030	105,000	100,497
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	136,274
Procter & Gamble Co/The 4.1% 11/3/2032 (e)	200,000	196,773
		1,066,289
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	200,000	176,370
Estee Lauder Cos Inc/The 4.375% 6/15/2045	100,000	81,617
Kenvue Inc 4.85% 5/22/2032	110,000	111,172
Kenvue Inc 4.9% 3/22/2033	65,000	65,523
Kenvue Inc 5.05% 3/22/2028 (e)	65,000	65,992
Kenvue Inc 5.05% 3/22/2053	65,000	58,774
Kenvue Inc 5.2% 3/22/2063	50,000	44,780
		604,228
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	109,259
Altria Group Inc 3.4% 5/6/2030	300,000	286,686
Altria Group Inc 3.7% 2/4/2051	110,000	75,719
Altria Group Inc 3.875% 9/16/2046	38,000	27,833
Altria Group Inc 4.45% 5/6/2050	80,000	62,506
Altria Group Inc 4.8% 2/14/2029	120,000	120,970
Altria Group Inc 5.625% 2/6/2035	150,000	153,635
Altria Group Inc 5.8% 2/14/2039	160,000	160,632
Altria Group Inc 5.95% 2/14/2049	30,000	29,086
Altria Group Inc 6.2% 11/1/2028	70,000	73,009
Philip Morris International Inc 3.125% 3/2/2028	54,000	52,893
Philip Morris International Inc 3.875% 10/27/2028	200,000	198,306
Philip Morris International Inc 4% 10/29/2030	400,000	391,525
Philip Morris International Inc 4.375% 11/15/2041	265,000	230,051
Philip Morris International Inc 4.625% 11/1/2029	30,000	30,264
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,307
Philip Morris International Inc 4.9% 11/1/2034	30,000	29,839
Philip Morris International Inc 5.125% 2/15/2030	190,000	193,865
Philip Morris International Inc 5.375% 2/15/2033	100,000	102,774
Philip Morris International Inc 6.375% 5/16/2038	100,000	109,001
		2,468,160
TOTAL CONSUMER STAPLES		15,903,311
Energy - 1.5%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	135,077
Halliburton Co 2.92% 3/1/2030	60,000	56,555
Halliburton Co 4.5% 11/15/2041	200,000	172,970
Halliburton Co 4.85% 11/15/2035	170,000	165,322
NOV Inc 3.6% 12/1/2029	110,000	106,224
		636,148
Oil, Gas & Consumable Fuels - 1.5%
APA Corp 5.25% 2/1/2042	43,000	36,716
APA Corp 6.75% 2/15/2055	20,000	20,041
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	68,009
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	149,344
Chevron Corp 1.995% 5/11/2027	80,000	78,304
Chevron Corp 2.236% 5/11/2030	80,000	73,860
Chevron Corp 2.978% 5/11/2040	80,000	60,808
Chevron Corp 3.078% 5/11/2050	80,000	53,888
Chevron USA Inc 3.85% 1/15/2028	55,000	54,822
Chevron USA Inc 4.05% 8/13/2028 (e)	430,000	430,522
Chevron USA Inc 4.95% 8/15/2047	30,000	28,259
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,502
ConocoPhillips 6.5% 2/1/2039	260,000	287,017
ConocoPhillips Co 4.7% 1/15/2030	160,000	161,418
ConocoPhillips Co 5% 1/15/2035	110,000	110,388
ConocoPhillips Co 5.5% 1/15/2055	150,000	143,295
ConocoPhillips Co 5.65% 1/15/2065	20,000	19,018
ConocoPhillips Co 5.7% 9/15/2063	50,000	48,120
ConocoPhillips Co 5.95% 3/15/2046	86,000	87,801
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	23,670
Devon Energy Corp 5% 6/15/2045	100,000	87,792
Devon Energy Corp 5.75% 9/15/2054	90,000	84,579
Diamondback Energy Inc 4.25% 3/15/2052	120,000	92,872
Diamondback Energy Inc 5.15% 1/30/2030	330,000	336,718
Diamondback Energy Inc 5.55% 4/1/2035	20,000	20,410
Diamondback Energy Inc 5.9% 4/18/2064	30,000	28,387
Diamondback Energy Inc 6.25% 3/15/2053	120,000	121,366
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	43,697
Energy Transfer LP 5% 5/15/2050	160,000	132,780
Energy Transfer LP 5.2% 4/1/2030	100,000	102,232
Energy Transfer LP 5.35% 1/15/2036	60,000	59,583
Energy Transfer LP 5.75% 2/15/2033	490,000	509,602
Energy Transfer LP 5.8% 6/15/2038	70,000	70,759
Energy Transfer LP 6% 6/15/2048	356,000	341,726
Energy Transfer LP 6.2% 4/1/2055	110,000	106,794
Energy Transfer LP 6.25% 4/15/2049	50,000	49,036
Energy Transfer LP 6.55% 12/1/2033	170,000	183,543
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	67,456
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	84,827
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	332,235
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	84,568
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	49,846
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	290,000	287,414
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	103,144
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	48,096
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	23,685
EOG Resources Inc 4.375% 4/15/2030	510,000	508,458
EOG Resources Inc 5% 7/15/2032	150,000	151,866
EOG Resources Inc 5.65% 12/1/2054	80,000	77,912
EQT Corp 5.75% 2/1/2034 (e)	100,000	103,093
EQT Corp 7% 2/1/2030 (f)	90,000	96,289
Exxon Mobil Corp 3.452% 4/15/2051	330,000	235,052
Exxon Mobil Corp 4.227% 3/19/2040	421,000	380,956
Hess Corp 4.3% 4/1/2027	150,000	150,087
Hess Corp 7.125% 3/15/2033	130,000	148,102
HF Sinclair Corp 5.5% 9/1/2032	80,000	80,182
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	192,709
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	90,130
Kinder Morgan Inc 4.3% 3/1/2028	112,000	111,857
Kinder Morgan Inc 5.2% 3/1/2048	30,000	27,075
Kinder Morgan Inc 5.2% 6/1/2033	250,000	254,137
Kinder Morgan Inc 5.45% 8/1/2052	20,000	18,463
Kinder Morgan Inc 5.55% 6/1/2045	220,000	209,842
Kinder Morgan Inc 7.75% 1/15/2032	110,000	126,126
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	17,854
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	411,353
Marathon Petroleum Corp 5.7% 3/1/2035 (e)	260,000	266,916
MPLX LP 4.7% 4/15/2048	28,000	22,758
MPLX LP 4.8% 2/15/2029	30,000	30,250
MPLX LP 4.8% 2/15/2031	350,000	350,801
MPLX LP 5.4% 9/15/2035	130,000	129,419
MPLX LP 5.5% 2/15/2049	310,000	280,187
MPLX LP 5.65% 3/1/2053	120,000	109,614
Occidental Petroleum Corp 5.55% 10/1/2034 (e)	80,000	81,357
Occidental Petroleum Corp 6.6% 3/15/2046 (e)	220,000	227,875
Occidental Petroleum Corp 6.625% 9/1/2030	72,000	77,423
ONEOK Inc 3.95% 3/1/2050	75,000	53,145
ONEOK Inc 4.25% 9/24/2027	30,000	29,922
ONEOK Inc 4.4% 10/15/2029	20,000	19,867
ONEOK Inc 4.45% 9/1/2049	40,000	31,544
ONEOK Inc 4.55% 7/15/2028	59,000	59,074
ONEOK Inc 4.75% 10/15/2031	90,000	89,044
ONEOK Inc 4.95% 10/15/2032	200,000	198,380
ONEOK Inc 5.05% 11/1/2034	70,000	68,089
ONEOK Inc 5.65% 11/1/2028	50,000	51,334
ONEOK Inc 5.7% 11/1/2054	70,000	63,863
ONEOK Inc 6.05% 9/1/2033	130,000	136,321
ONEOK Inc 6.1% 11/15/2032	220,000	231,765
ONEOK Inc 6.25% 10/15/2055	130,000	127,446
ONEOK Inc 6.625% 9/1/2053	100,000	102,619
Ovintiv Inc 6.5% 2/1/2038	50,000	52,383
Ovintiv Inc 6.625% 8/15/2037	50,000	53,134
Phillips 66 2.15% 12/15/2030	70,000	62,755
Phillips 66 3.3% 3/15/2052	140,000	90,206
Phillips 66 3.9% 3/15/2028	94,000	93,209
Phillips 66 Co 3.15% 12/15/2029	170,000	162,162
Phillips 66 Co 4.95% 3/15/2035	240,000	236,311
Phillips 66 Co 5.25% 6/15/2031	230,000	235,763
Phillips 66 Co 5.5% 3/15/2055	40,000	36,666
Phillips 66 Co 5.65% 6/15/2054	30,000	27,983
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	17,089
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031 (e)	100,000	99,696
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	89,729
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	133,000	133,431
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	843,829
Shell Finance US Inc 2.375% 11/7/2029	250,000	234,508
Shell Finance US Inc 3.125% 11/7/2049 (d)	100,000	66,310
Shell Finance US Inc 3.25% 4/6/2050	100,000	68,043
Shell Finance US Inc 3.75% 9/12/2046	70,000	53,540
Shell Finance US Inc 4.125% 11/6/2030	370,000	366,370
Shell Finance US Inc 4.375% 5/11/2045	293,000	249,139
Shell Finance US Inc 4.75% 1/6/2036	150,000	147,463
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	157,208
Targa Resources Corp 4.1% 5/15/2056	50,000	48,340
Targa Resources Corp 4.35% 1/15/2029	20,000	19,916
Targa Resources Corp 4.9% 9/15/2030	70,000	70,591
Targa Resources Corp 5.4% 7/30/2036	90,000	89,343
Targa Resources Corp 6.125% 3/15/2033	250,000	264,395
Targa Resources Corp 6.125% 5/15/2055	110,000	107,695
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	232,101
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	62,738
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	135,203
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (d)	90,000	89,206
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056 (d)	20,000	19,523
Valero Energy Corp 3.65% 12/1/2051	100,000	67,877
Valero Energy Corp 4.35% 6/1/2028	20,000	20,007
Valero Energy Corp 5.15% 3/10/2036	100,000	98,577
Valero Energy Corp 6.625% 6/15/2037	30,000	32,835
Western Gas Partners LP 5.25% 2/1/2050 (f)	20,000	16,868
Western Gas Partners LP 5.3% 3/1/2048	100,000	84,895
Western Gas Partners LP 5.5% 12/15/2035	110,000	108,178
Williams Cos Inc/The 2.6% 3/15/2031	160,000	144,837
Williams Cos Inc/The 3.5% 10/15/2051	130,000	88,381
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,735
Williams Cos Inc/The 4.625% 6/30/2030	350,000	349,682
Williams Cos Inc/The 4.85% 3/1/2048	83,000	70,811
Williams Cos Inc/The 5.6% 3/15/2035	30,000	30,659
Williams Cos Inc/The 5.65% 3/15/2033	160,000	165,239
Williams Cos Inc/The 5.95% 3/15/2056	50,000	49,209
		17,717,273
TOTAL ENERGY		18,353,421
Financials - 6.1%
Banks - 2.5%
Bank of America Corp 2.482% 9/21/2036 (c)	280,000	242,229
Bank of America Corp 2.651% 3/11/2032 (c)	180,000	163,245
Bank of America Corp 2.676% 6/19/2041 (c)	200,000	143,330
Bank of America Corp 2.687% 4/22/2032 (c)	356,000	322,614
Bank of America Corp 2.972% 2/4/2033 (c)	90,000	81,469
Bank of America Corp 2.972% 7/21/2052 (c)	370,000	233,898
Bank of America Corp 3.419% 12/20/2028 (c)	220,000	216,122
Bank of America Corp 3.946% 1/23/2049 (c)	23,000	17,733
Bank of America Corp 3.97% 3/5/2029 (c)	125,000	123,866
Bank of America Corp 3.974% 2/7/2030 (c)	60,000	59,174
Bank of America Corp 4.083% 3/20/2051 (c)	320,000	247,523
Bank of America Corp 4.271% 7/23/2029 (c)	80,000	79,674
Bank of America Corp 4.33% 3/15/2050 (c)	60,000	48,645
Bank of America Corp 4.456% 2/6/2032 (c)	800,000	789,988
Bank of America Corp 4.623% 5/9/2029 (c)	700,000	703,043
Bank of America Corp 5% 1/21/2044	400,000	372,145
Bank of America Corp 5.162% 1/24/2031 (c)	790,000	805,052
Bank of America Corp 5.288% 4/25/2034 (c)	500,000	506,077
Bank of America Corp 5.425% 8/15/2035 (c)	130,000	129,696
Bank of America Corp 5.511% 1/24/2036 (c)	150,000	152,967
Bank of America Corp 5.518% 10/25/2035 (c)	80,000	79,998
Bank of America Corp 5.872% 9/15/2034 (c)	260,000	272,262
Bank of America Corp 6.204% 11/10/2028 (c)	500,000	513,647
Citibank NA 4.914% 5/29/2030 (e)	900,000	914,031
Citigroup Inc 2.976% 11/5/2030 (c)	270,000	255,017
Citigroup Inc 3.52% 10/27/2028 (c)	205,000	201,950
Citigroup Inc 3.98% 3/20/2030 (c)	160,000	157,418
Citigroup Inc 4.412% 3/31/2031 (c)	370,000	365,771
Citigroup Inc 4.503% 9/11/2031 (c)	100,000	98,863
Citigroup Inc 4.643% 5/7/2028 (c)	200,000	200,331
Citigroup Inc 4.65% 7/23/2048	78,000	66,016
Citigroup Inc 5.3% 5/6/2044	80,000	73,682
Citigroup Inc 5.316% 3/26/2041 (c)	617,000	595,982
Citigroup Inc 5.411% 9/19/2039 (c)	330,000	322,363
Citigroup Inc 5.612% 3/4/2056 (c)(e)	60,000	57,625
Citigroup Inc 5.875% 2/22/2033	410,000	428,966
Citigroup Inc 6.27% 11/17/2033 (c)	100,000	106,879
Citigroup Inc 8.125% 7/15/2039	220,000	274,004
Citizens Bank NA/Providence RI 4.192% 1/29/2029 (c)(e)	250,000	248,431
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	27,645
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	66,599
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	99,527
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	90,000	91,072
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	90,000	92,512
Fifth Third Bancorp 2.55% 5/5/2027	200,000	196,014
Fifth Third Bancorp 4.337% 4/25/2033 (c)	70,000	67,457
Fifth Third Bancorp 4.566% 4/29/2032 (c)	50,000	49,013
Fifth Third Bancorp 5.141% 1/29/2037 (c)	40,000	38,964
Fifth Third Bancorp 5.631% 1/29/2032 (c)	40,000	41,233
Fifth Third Bancorp 6.361% 10/27/2028 (c)	120,000	123,392
Fifth Third Bancorp 8.25% 3/1/2038	40,000	48,087
Fifth Third Financial Corp 5.982% 1/30/2030 (c)	50,000	51,593
Huntington Bancshares Inc/OH 2.55% 2/4/2030 (e)	90,000	83,305
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	70,000	69,949
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)	200,000	197,082
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	130,000	131,970
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	130,000	134,864
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	390,000	384,663
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	188,000	187,697
JPMorgan Chase & Co 1.953% 2/4/2032 (c)	250,000	220,124
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	150,000	138,616
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	40,000	35,557
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	239,000	215,975
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	720,000	678,104
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	222,818
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	50,000	46,589
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	100,000	65,283
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	390,000	265,486
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	660,000	653,873
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	734,000	643,793
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	43,000	42,660
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	30,000	29,828
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	100,000	98,589
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	200,000	200,239
JPMorgan Chase & Co 4.565% 6/14/2030 (c)	470,000	470,442
JPMorgan Chase & Co 4.81% 10/22/2036 (c)	370,000	359,257
JPMorgan Chase & Co 4.898% 1/22/2037 (c)	100,000	97,851
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	122,563
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	200,000	202,839
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	150,000	152,724
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	340,000	346,222
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	150,000	151,857
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	880,000	897,851
JPMorgan Chase & Co 5.534% 11/29/2045 (c)	160,000	157,152
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	200,000	206,097
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	120,000	121,525
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	120,000	124,244
KeyCorp 2.25% 4/6/2027 (e)	350,000	342,436
KeyCorp 4.789% 6/1/2033 (c)	30,000	29,316
KeyCorp 5.121% 4/4/2031 (c)	40,000	40,395
KeyCorp 5.305% 1/28/2037 (c)	35,000	34,277
KeyCorp 6.401% 3/6/2035 (c)	50,000	53,012
M&T Bank Corp 4.553% 8/16/2028 (c)	170,000	169,880
M&T Bank Corp 5.053% 1/27/2034 (c)	40,000	39,509
M&T Bank Corp 5.179% 7/8/2031 (c)	110,000	111,153
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	250,000	249,134
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	250,000	246,120
PNC Financial Services Group Inc/The 1.15% 8/13/2026 (e)	514,000	508,361
PNC Financial Services Group Inc/The 3.15% 5/19/2027	430,000	424,838
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	60,000	61,206
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	91,402
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	80,000	80,349
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)	90,000	91,143
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	40,000	40,836
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	100,000	102,473
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)	230,000	236,603
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)	100,000	104,733
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (c)	30,000	31,728
Santander Holdings USA Inc 5.741% 3/20/2031 (c)(e)	100,000	102,608
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	350,000	350,717
Santander Holdings USA Inc 6.565% 6/12/2029 (c)(e)	100,000	103,467
Santander Holdings USA Inc 7.66% 11/9/2031 (c)	40,000	44,001
Truist Bank 4.144% 1/27/2029 (c)	500,000	497,318
Truist Financial Corp 4.916% 7/28/2033 (c)	50,000	49,030
Truist Financial Corp 5.153% 8/5/2032 (c)	10,000	10,131
Truist Financial Corp 5.711% 1/24/2035 (c)	230,000	237,256
Truist Financial Corp 5.867% 6/8/2034 (c)	100,000	104,193
Truist Financial Corp 6.123% 10/28/2033 (c)	30,000	31,716
US Bancorp 1.375% 7/22/2030	210,000	184,567
US Bancorp 2.491% 11/3/2036 (c)	50,000	43,226
US Bancorp 3.1% 4/27/2026	240,000	239,813
US Bancorp 4.481% 1/26/2032 (c)(e)	50,000	49,472
US Bancorp 4.653% 2/1/2029 (c)	240,000	241,098
US Bancorp 4.839% 2/1/2034 (c)	150,000	148,242
US Bancorp 5.033% 1/26/2037 (c)	130,000	128,088
US Bancorp 5.046% 2/12/2031 (c)	130,000	131,894
US Bancorp 5.775% 6/12/2029 (c)	270,000	277,717
US Bancorp 5.836% 6/12/2034 (c)	60,000	62,624
US Bancorp 5.85% 10/21/2033 (c)	70,000	73,547
Wachovia Corp 5.5% 8/1/2035	140,000	141,272
Wells Fargo & Co 2.572% 2/11/2031 (c)	690,000	638,236
Wells Fargo & Co 3.068% 4/30/2041 (c)	100,000	75,075
Wells Fargo & Co 3.584% 5/22/2028 (c)	82,000	81,225
Wells Fargo & Co 4.182% 1/23/2030 (c)	70,000	69,380
Wells Fargo & Co 4.611% 4/25/2053 (c)	250,000	207,279
Wells Fargo & Co 4.75% 12/7/2046	257,000	215,444
Wells Fargo & Co 4.892% 9/15/2036 (c)	180,000	175,123
Wells Fargo & Co 4.897% 7/25/2033 (c)(e)	130,000	129,335
Wells Fargo & Co 4.96% 1/23/2037 (c)	70,000	68,190
Wells Fargo & Co 5.013% 4/4/2051 (c)	130,000	114,529
Wells Fargo & Co 5.15% 4/23/2031 (c)	100,000	101,709
Wells Fargo & Co 5.244% 1/24/2031 (c)	400,000	407,752
Wells Fargo & Co 5.375% 2/7/2035	100,000	102,663
Wells Fargo & Co 5.389% 4/24/2034 (c)	280,000	284,193
Wells Fargo & Co 5.433% 1/23/2047 (c)	70,000	66,328
Wells Fargo & Co 5.557% 7/25/2034 (c)	200,000	204,973
Wells Fargo & Co 5.574% 7/25/2029 (c)	200,000	204,595
Wells Fargo & Co 5.605% 4/23/2036 (c)	100,000	102,333
Wells Fargo & Co 5.606% 1/15/2044	180,000	172,242
Wells Fargo & Co 6.491% 10/23/2034 (c)	430,000	465,584
		30,049,611
Capital Markets - 1.6%
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	40,698
Apollo Debt Solutions BDC 6.55% 3/15/2032	100,000	100,384
Ares Capital Corp 2.15% 7/15/2026	234,000	232,064
Ares Capital Corp 2.875% 6/15/2027	120,000	116,832
Ares Capital Corp 3.2% 11/15/2031	50,000	43,268
Ares Capital Corp 5.100% 1/15/2031	40,000	38,460
Ares Capital Corp 5.25% 4/12/2031	40,000	38,668
Ares Capital Corp 5.5% 9/1/2030	30,000	29,465
Ares Capital Corp 5.8% 3/8/2032 (e)	50,000	49,332
Ares Capital Corp 5.95% 7/15/2029	70,000	70,345
Ares Strategic Income Fund 4.85% 1/15/2029 (d)	70,000	67,778
Ares Strategic Income Fund 5.55% 4/15/2031 (d)	80,000	76,638
Ares Strategic Income Fund 5.6% 2/15/2030	140,000	136,228
Ares Strategic Income Fund 6.2% 3/21/2032	50,000	49,005
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	69,741
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	26,881
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (c)	240,000	241,198
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	60,000	60,792
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (c)	120,000	120,307
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	150,000	152,521
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	60,000	60,838
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (c)	110,000	112,461
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (c)	140,000	153,023
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,204
BlackRock Funding Inc 5.25% 3/14/2054	100,000	93,019
BlackRock Funding Inc 5.35% 1/8/2055	30,000	28,399
Blackrock Inc 1.9% 1/28/2031	200,000	178,177
Blackrock Inc 2.1% 2/25/2032	50,000	43,684
Blackrock Inc 4.75% 5/25/2033	160,000	160,838
Blackstone Private Credit Fund 5.05% 9/10/2030	50,000	47,140
Blackstone Private Credit Fund 5.25% 4/1/2030	70,000	66,704
Blackstone Private Credit Fund 5.35% 3/12/2031	50,000	47,491
Blackstone Private Credit Fund 5.95% 7/16/2029	100,000	98,522
Blackstone Private Credit Fund 6% 1/29/2032	40,000	38,791
Blackstone Private Credit Fund 6% 11/22/2034 (e)	30,000	28,046
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	51,023
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	99,245
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	148,196
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	60,995
Charles Schwab Corp/The 2% 3/20/2028	215,000	206,243
Charles Schwab Corp/The 3.2% 3/2/2027 (e)	350,000	346,944
Charles Schwab Corp/The 4.343% 11/14/2031 (c)(e)	70,000	69,221
Charles Schwab Corp/The 4.914% 11/14/2036 (c)	50,000	48,600
Charles Schwab Corp/The 6.136% 8/24/2034 (c)	170,000	180,946
Charles Schwab Corp/The 6.196% 11/17/2029 (c)	60,000	62,709
CME Group Inc 2.65% 3/15/2032	70,000	63,378
CME Group Inc 3.75% 6/15/2028	110,000	109,178
CME Group Inc 5.3% 9/15/2043	40,000	39,360
Franklin Resources Inc 2.95% 8/12/2051	30,000	18,475
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	255,000	229,055
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	440,000	436,109
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	887,000	774,310
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	100,000	99,383
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (c)(e)	1,170,000	1,159,083
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	60,000	59,661
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (c)	40,000	39,221
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	230,000	205,983
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	100,000	98,484
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	24,252
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	400,000	401,954
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)	320,000	312,855
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	17,886
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	200,000	203,207
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)	300,000	304,946
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (c)	120,000	114,355
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)	230,000	221,268
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)	10,000	9,763
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	377,536
Golub Capital BDC Inc 6% 7/15/2029	50,000	49,838
HPS Corporate Lending Fund 5.45% 11/15/2030 (d)	80,000	76,499
HPS Corporate Lending Fund 5.65% 4/2/2031 (d)	50,000	47,965
HPS Corporate Lending Fund 5.95% 4/14/2032	20,000	19,323
HPS Corporate Lending Fund 6.25% 9/30/2029 (e)	40,000	39,919
HPS Corporate Lending Fund 6.75% 1/30/2029	20,000	20,267
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	151,223
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	58,519
Intercontinental Exchange Inc 3% 6/15/2050	138,000	87,582
Intercontinental Exchange Inc 3% 9/15/2060	40,000	22,962
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	49,375
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	237,059
Intercontinental Exchange Inc 4.95% 6/15/2052	130,000	114,608
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	84,677
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	38,563
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	100,087
Jefferies Financial Group Inc 5.5% 2/15/2036	300,000	287,938
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	142,950
Jefferies Financial Group Inc 6.2% 4/14/2034	10,000	10,198
Jefferies Financial Group Inc 6.5% 1/20/2043	20,000	19,428
Lazard Group LLC 4.5% 9/19/2028	100,000	99,545
Legg Mason Inc 5.625% 1/15/2044	20,000	19,331
LPL Holdings Inc 5.15% 6/15/2030	80,000	80,348
LPL Holdings Inc 5.65% 3/15/2035	40,000	39,657
LPL Holdings Inc 6.75% 11/17/2028	30,000	31,431
Moody's Corp 4.875% 12/17/2048	123,000	107,413
Moody's Corp 5% 8/5/2034	80,000	79,970
Morgan Stanley 2.699% 1/22/2031 (c)	1,340,000	1,244,222
Morgan Stanley 3.591% 7/22/2028 (c)	210,000	207,531
Morgan Stanley 3.625% 1/20/2027	96,000	95,599
Morgan Stanley 3.772% 1/24/2029 (c)	300,000	295,981
Morgan Stanley 3.95% 4/23/2027	200,000	198,815
Morgan Stanley 3.971% 7/22/2038 (c)	120,000	104,696
Morgan Stanley 4.238% 1/9/2030 (c)	230,000	227,679
Morgan Stanley 4.375% 1/22/2047	148,000	121,410
Morgan Stanley 4.457% 4/22/2039 (c)	295,000	270,438
Morgan Stanley 4.493% 1/16/2032 (c)	230,000	226,133
Morgan Stanley 5.042% 7/19/2030 (c)	40,000	40,463
Morgan Stanley 5.073% 1/30/2037 (c)	100,000	97,972
Morgan Stanley 5.164% 4/20/2029 (c)	200,000	202,304
Morgan Stanley 5.192% 4/17/2031 (c)	90,000	91,340
Morgan Stanley 5.25% 4/21/2034 (c)	420,000	421,311
Morgan Stanley 5.297% 4/20/2037 (c)	140,000	139,659
Morgan Stanley 5.32% 7/19/2035 (c)	40,000	40,139
Morgan Stanley 5.424% 7/21/2034 (c)	530,000	537,769
Morgan Stanley 5.516% 11/19/2055 (c)	210,000	199,395
Morgan Stanley 5.587% 1/18/2036 (c)	50,000	50,976
Morgan Stanley 5.597% 3/24/2051 (c)	90,000	87,306
Morgan Stanley 5.664% 4/17/2036 (c)	90,000	92,184
Morgan Stanley 5.948% 1/19/2038 (c)	190,000	194,638
Morgan Stanley 6.342% 10/18/2033 (c)	320,000	342,392
Morgan Stanley 6.375% 7/24/2042	190,000	203,563
MSCI Inc 5.25% 9/1/2035	80,000	78,365
Nasdaq Inc 2.5% 12/21/2040	100,000	69,513
Nasdaq Inc 5.35% 6/28/2028	90,000	91,845
Nasdaq Inc 5.55% 2/15/2034	40,000	41,147
Nasdaq Inc 5.95% 8/15/2053	8,000	8,024
Nasdaq Inc 6.1% 6/28/2063	40,000	40,103
Northern Trust Corp 1.95% 5/1/2030	220,000	200,220
Raymond James Financial Inc 4.9% 9/11/2035	30,000	29,215
Raymond James Financial Inc 4.95% 7/15/2046	70,000	62,221
Raymond James Financial Inc 5.65% 9/11/2055	20,000	18,931
S&P Global Inc 2.3% 8/15/2060	100,000	48,310
S&P Global Inc 2.45% 3/1/2027	590,000	580,596
S&P Global Inc 2.9% 3/1/2032	150,000	136,787
S&P Global Inc 4.75% 8/1/2028	140,000	141,484
S&P Global Inc 4.8% 12/4/2035 (d)	70,000	68,592
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	30,000	30,249
State Street Corp 1.684% 11/18/2027 (c)	204,000	200,638
State Street Corp 4.729% 2/28/2030	100,000	101,219
State Street Corp 4.784% 10/23/2036 (c)	70,000	68,036
State Street Corp 4.821% 1/26/2034 (c)	100,000	99,454
State Street Corp 4.834% 4/24/2030	90,000	91,416
State Street Corp 5.146% 2/28/2036 (c)(e)	70,000	70,156
State Street Corp 5.684% 11/21/2029 (c)	110,000	113,800
State Street Corp 6.123% 11/21/2034 (c)	30,000	31,700
		19,814,377
Consumer Finance - 0.7%
Ally Financial Inc 6.184% 7/26/2035 (c)	70,000	70,203
Ally Financial Inc 6.848% 1/3/2030 (c)	120,000	125,163
Ally Financial Inc 6.992% 6/13/2029 (c)	120,000	124,987
American Express Co 2.55% 3/4/2027	100,000	98,549
American Express Co 3.3% 5/3/2027	30,000	29,747
American Express Co 4.05% 12/3/2042	160,000	132,732
American Express Co 4.351% 7/20/2029 (c)	300,000	299,787
American Express Co 4.456% 2/10/2032 (c)	200,000	197,929
American Express Co 4.804% 10/24/2036 (c)	100,000	96,691
American Express Co 4.989% 5/26/2033 (c)	30,000	29,845
American Express Co 5.043% 5/1/2034 (c)	90,000	90,136
American Express Co 5.442% 1/30/2036 (c)	110,000	111,975
American Express Co 5.532% 4/25/2030 (c)	270,000	278,007
Capital One Financial Corp 3.75% 7/28/2026	70,000	69,838
Capital One Financial Corp 3.8% 1/31/2028	251,000	248,052
Capital One Financial Corp 4.493% 9/11/2031 (c)	260,000	255,285
Capital One Financial Corp 5.399% 1/30/2037 (c)	110,000	107,785
Capital One Financial Corp 5.817% 2/1/2034 (c)	250,000	255,793
Capital One Financial Corp 6.377% 6/8/2034 (c)	100,000	105,386
Capital One Financial Corp 7.624% 10/30/2031 (c)	120,000	132,540
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	316,392
Ford Motor Credit Co LLC 5.73% 9/5/2030	400,000	399,596
Ford Motor Credit Co LLC 5.918% 3/20/2028	290,000	293,676
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	289,853
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	319,331
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	210,666
John Deere Capital Corp 2.8% 7/18/2029	220,000	210,291
John Deere Capital Corp 4.375% 10/15/2030	80,000	79,882
John Deere Capital Corp 4.55% 6/5/2030 (e)	370,000	372,498
John Deere Capital Corp 4.75% 6/8/2026	740,000	740,805
John Deere Capital Corp 4.85% 10/11/2029 (e)	400,000	410,376
John Deere Capital Corp 5.05% 6/12/2034	50,000	50,774
PACCAR Financial Corp 4% 9/26/2029	160,000	158,959
Synchrony Financial 3.95% 12/1/2027	150,000	148,144
Synchrony Financial 5.15% 3/19/2029	159,000	159,386
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	91,829
Toyota Motor Credit Corp 4.05% 3/13/2029	270,000	268,380
Toyota Motor Credit Corp 4.2% 1/10/2031	50,000	49,311
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	80,475
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	49,946
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	69,738
Toyota Motor Credit Corp 4.8% 1/11/2036 (e)	50,000	48,794
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	119,341
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	387,433
Toyota Motor Credit Corp 5.55% 11/20/2030	10,000	10,413
		8,196,719
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	20,000	14,584
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	204,825
Apollo Global Management Inc 5.15% 8/12/2035	200,000	193,701
Berkshire Hathaway Inc 4.5% 2/11/2043 (e)	33,000	29,967
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	30,000	29,528
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	60,000	57,907
Blue Owl Credit Income Corp 5.8% 3/15/2030	50,000	48,212
Blue Owl Credit Income Corp 6.6% 9/15/2029	80,000	79,696
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	69,043
BP Capital Markets America Inc 3% 2/24/2050	240,000	154,266
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	63,279
BP Capital Markets America Inc 3.379% 2/8/2061	20,000	12,837
BP Capital Markets America Inc 4.234% 11/6/2028	400,000	400,106
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	300,971
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	60,788
BP Capital Markets America Inc 5.227% 11/17/2034	180,000	183,698
CNH Industrial Capital LLC 4.375% 3/7/2031	50,000	48,829
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	122,983
Corebridge Financial Inc 3.85% 4/5/2029	80,000	78,099
Corebridge Financial Inc 3.9% 4/5/2032	80,000	75,024
Corebridge Financial Inc 4.35% 4/5/2042	20,000	16,436
Corebridge Financial Inc 5.75% 1/15/2034	40,000	41,027
Corebridge Financial Inc 6.875% 12/15/2052 (c)	100,000	100,757
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	305,175
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	75,314
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	35,087
Equitable Holdings Inc 4.35% 4/20/2028	120,000	119,716
Equitable Holdings Inc 5% 4/20/2048	60,000	51,932
Equitable Holdings Inc 6.7% 3/28/2055 (c)	20,000	20,184
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	27,530	23,697
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	177,067
Fiserv Inc 3.5% 7/1/2029	80,000	76,624
Fiserv Inc 4.4% 7/1/2049	240,000	181,467
Fiserv Inc 4.55% 2/15/2031 (e)	300,000	293,697
Fiserv Inc 5.25% 8/11/2035	30,000	29,175
Global Payments Inc 4.15% 8/15/2049	20,000	14,232
Global Payments Inc 4.875% 11/15/2030	140,000	137,486
Global Payments Inc 5.4% 8/15/2032 (e)	140,000	138,841
Global Payments Inc 5.55% 11/15/2035	100,000	96,364
Global Payments Inc 5.95% 8/15/2052	20,000	18,404
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	30,000	29,921
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	70,000	71,881
Jackson Financial Inc 4% 11/23/2051	40,000	26,641
Mastercard Inc 2% 11/18/2031 (e)	240,000	212,120
Mastercard Inc 2.95% 6/1/2029	50,000	48,190
Mastercard Inc 3.3% 3/26/2027	38,000	37,716
Mastercard Inc 3.35% 3/26/2030	103,000	99,604
Mastercard Inc 3.85% 3/26/2050	115,000	87,476
Mastercard Inc 4.55% 1/15/2035	140,000	137,522
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	164,512
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	101,255
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	63,491
PayPal Holdings Inc 2.3% 6/1/2030	230,000	210,376
PayPal Holdings Inc 4.4% 6/1/2032	100,000	98,194
PayPal Holdings Inc 5.25% 6/1/2062	30,000	25,824
PayPal Holdings Inc 5.5% 6/1/2054	80,000	72,960
Sixth Street Lending Partners 6.5% 3/11/2029	50,000	50,689
Takeoff Merger Sub Inc 4.85% 3/24/2031 (d)	20,000	19,750
Visa Inc 1.1% 2/15/2031	250,000	216,299
Visa Inc 2.05% 4/15/2030	350,000	321,695
Visa Inc 2.7% 4/15/2040	150,000	113,213
Visa Inc 4.15% 12/14/2035	38,000	36,202
Visa Inc 4.7% 2/12/2036	200,000	197,834
Voya Financial Inc 3.745% 3/2/2036	80,000	77,277
Voya Financial Inc 4.7% 1/23/2048 (c)	20,000	18,907
Western Union Co/The 6.2% 11/17/2036	20,000	20,351
		6,740,925
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	224,000	217,118
Allstate Corp/The 1.45% 12/15/2030	110,000	95,509
Allstate Corp/The 4.2% 12/15/2046	30,000	23,791
Allstate Corp/The 5.55% 5/9/2035	156,000	161,262
American International Group Inc 4.375% 6/30/2050	240,000	194,388
American International Group Inc 4.5% 7/16/2044	25,000	21,374
American International Group Inc 4.75% 4/1/2048	100,000	86,771
Aon Corp 3.75% 5/2/2029	120,000	117,775
Aon Global Ltd 4.75% 5/15/2045	50,000	43,122
Aon North America Inc 5.45% 3/1/2034	250,000	255,309
Aon North America Inc 5.75% 3/1/2054	50,000	48,176
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	22,644
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	46,155
Arthur J Gallagher & Co 3.5% 5/20/2051	150,000	102,610
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	60,641
Arthur J Gallagher & Co 5.15% 2/15/2035	90,000	89,271
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	40,141
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	43,111
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	32,395
Assurant Inc 4.9% 3/27/2028	60,000	60,252
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	72,460
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,550
Athene Holding Ltd 4.125% 1/12/2028	84,000	82,942
Athene Holding Ltd 6.15% 4/3/2030 (e)	180,000	185,778
Athene Holding Ltd 6.625% 10/15/2054 (c)	40,000	36,945
Athene Holding Ltd 6.625% 5/19/2055	100,000	96,334
Athene Holding Ltd 6.65% 2/1/2033	100,000	103,938
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	74,807
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	300,000	266,441
Berkshire Hathaway Fin Corp 1.85% 3/12/2030 (e)	170,000	155,931
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	138,098
Berkshire Hathaway Fin Corp 2.875% 3/15/2032	150,000	138,900
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	20,000	15,095
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	198,062
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	27,793
Brighthouse Financial Inc 5.625% 5/15/2030 (e)	80,000	79,603
Brown & Brown Inc 4.2% 3/17/2032	110,000	103,831
Brown & Brown Inc 4.7% 6/23/2028	100,000	100,289
Brown & Brown Inc 4.9% 6/23/2030	90,000	89,878
Brown & Brown Inc 5.55% 6/23/2035	50,000	49,934
Brown & Brown Inc 6.25% 6/23/2055	70,000	69,802
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	305,521
Chubb INA Holdings LLC 3.05% 12/15/2061	120,000	72,060
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	107,767
CNA Financial Corp 3.9% 5/1/2029	160,000	156,638
CNA Financial Corp 5.2% 8/15/2035	20,000	19,571
First American Financial Corp 2.4% 8/15/2031	60,000	51,630
Globe Life Inc 2.15% 8/15/2030	50,000	44,873
Hartford Insurance Group Inc/The 2.9% 9/15/2051	30,000	18,592
Hartford Insurance Group Inc/The 4.4% 3/15/2048	70,000	57,770
Hartford Insurance Group Inc/The 6.1% 10/1/2041	30,000	31,499
Lincoln National Corp 5.35% 11/15/2035 (e)	110,000	107,217
Markel Group Inc 3.35% 9/17/2029	30,000	28,742
Markel Group Inc 3.5% 11/1/2027	100,000	98,396
Markel Group Inc 4.15% 9/17/2050	40,000	29,860
Markel Group Inc 5% 5/20/2049	50,000	42,709
Markel Group Inc 6% 5/16/2054	20,000	19,465
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	88,057
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	70,499
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	70,571
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	61,762
Marsh & McLennan Cos Inc 4.95% 3/15/2036	100,000	99,055
Marsh & McLennan Cos Inc 5% 3/15/2035	110,000	109,537
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	37,870
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	46,882
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	37,765
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	39,187
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	105,413
MetLife Inc 4.05% 3/1/2045	18,000	14,461
MetLife Inc 4.55% 3/23/2030	1,050,000	1,055,049
MetLife Inc 4.875% 11/13/2043	100,000	89,548
MetLife Inc 5.25% 1/15/2054	140,000	128,686
MetLife Inc 6.35% 3/15/2055 (c)	10,000	10,148
MetLife Inc 6.4% 12/15/2066 (c)	100,000	102,104
Principal Financial Group Inc 4.35% 5/15/2043	30,000	25,038
Principal Financial Group Inc 5.375% 3/15/2033	120,000	122,518
Progressive Corp/The 2.5% 3/15/2027	100,000	98,464
Progressive Corp/The 3.2% 3/26/2030	100,000	95,662
Progressive Corp/The 4.2% 3/15/2048	135,000	108,369
Progressive Corp/The 4.6% 3/26/2031	200,000	200,457
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,836
Prudential Financial Inc 3.935% 12/7/2049	38,000	28,312
Prudential Financial Inc 4.35% 2/25/2050	285,000	228,735
Prudential Financial Inc 4.5% 9/15/2047 (c)	110,000	107,295
Prudential Financial Inc 5.125% 3/1/2052 (c)	50,000	47,844
Prudential Financial Inc 5.2% 3/14/2035	30,000	30,231
Prudential Financial Inc 6% 9/1/2052 (c)	70,000	70,172
Prudential Financial Inc 6.5% 3/15/2054 (c)	60,000	61,461
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,949
Reinsurance Group of America Inc 5.75% 9/15/2034	100,000	101,582
Reinsurance Group of America Inc 6% 9/15/2033	30,000	31,151
Selective Insurance Group Inc 5.9% 4/15/2035	40,000	41,120
Travelers Companies Inc/The 2.55% 4/27/2050	200,000	117,917
Travelers Companies Inc/The 4% 5/30/2047	32,000	25,106
Travelers Companies Inc/The 4.1% 3/4/2049	50,000	39,501
Travelers Companies Inc/The 5.05% 7/24/2035	190,000	190,305
Travelers Companies Inc/The 5.7% 7/24/2055	40,000	39,717
Unum Group 4% 6/15/2029	100,000	98,008
Unum Group 4.125% 6/15/2051	20,000	14,722
Unum Group 5.25% 12/15/2035	30,000	29,341
Unum Group 6% 6/15/2054	30,000	28,311
Willis North America Inc 2.95% 9/15/2029	250,000	236,734
Willis North America Inc 5.15% 3/15/2036	60,000	58,431
Willis North America Inc 5.35% 5/15/2033	20,000	20,209
Willis North America Inc 5.9% 3/5/2054 (e)	40,000	38,826
		9,634,454
TOTAL FINANCIALS		74,436,086
Health Care - 2.9%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	50,000	49,639
AbbVie Inc 3.2% 11/21/2029	80,000	77,125
AbbVie Inc 4.05% 11/21/2039	50,000	43,885
AbbVie Inc 4.25% 11/21/2049	390,000	316,576
AbbVie Inc 4.3% 5/14/2036	140,000	132,261
AbbVie Inc 4.5% 5/14/2035	440,000	425,519
AbbVie Inc 4.55% 3/15/2035	80,000	77,675
AbbVie Inc 4.7% 5/14/2045	120,000	107,020
AbbVie Inc 4.8% 3/15/2029	150,000	152,410
AbbVie Inc 4.875% 11/14/2048	100,000	89,669
AbbVie Inc 5% 3/15/2056	150,000	146,701
AbbVie Inc 5.05% 3/15/2034	220,000	223,290
AbbVie Inc 5.4% 3/15/2054	150,000	143,229
Amgen Inc 3% 1/15/2052	30,000	19,277
Amgen Inc 3.15% 2/21/2040	410,000	318,886
Amgen Inc 3.2% 11/2/2027	56,000	55,126
Amgen Inc 3.375% 2/21/2050	110,000	77,407
Amgen Inc 4.2% 3/1/2033	260,000	250,926
Amgen Inc 4.4% 5/1/2045	102,000	86,033
Amgen Inc 4.663% 6/15/2051	190,000	159,404
Amgen Inc 4.875% 3/1/2053	50,000	43,314
Amgen Inc 5.15% 3/2/2028	480,000	487,034
Amgen Inc 5.25% 3/2/2033	100,000	102,623
Amgen Inc 5.65% 3/2/2053	182,000	176,275
Amgen Inc 5.75% 3/2/2063	140,000	134,667
Amgen Inc 6.4% 2/1/2039	100,000	108,119
Biogen Inc 3.25% 2/15/2051	270,000	170,834
Gilead Sciences Inc 1.65% 10/1/2030	150,000	133,609
Gilead Sciences Inc 2.8% 10/1/2050	180,000	111,543
Gilead Sciences Inc 4% 9/1/2036	40,000	36,879
Gilead Sciences Inc 4.15% 3/1/2047	60,000	48,540
Gilead Sciences Inc 4.5% 2/1/2045	311,000	268,552
Gilead Sciences Inc 4.8% 11/15/2029	220,000	224,091
Gilead Sciences Inc 5.5% 11/15/2054 (e)	50,000	48,471
		5,046,609
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	180,000	176,835
Abbott Laboratories 4.9% 11/30/2046	160,000	146,868
Abbott Laboratories 5.625% 3/15/2031	200,000	196,832
Abbott Laboratories 5.625% 3/15/2033	200,000	195,731
Abbott Laboratories 5.625% 3/9/2029	200,000	197,621
Abbott Laboratories 5.65% 3/15/2036	200,000	195,572
Abbott Laboratories 5.75% 3/15/2056	250,000	245,132
Augusta SpinCo Corp 4.656% 3/23/2031	100,000	99,542
Augusta SpinCo Corp 5.245% 3/23/2036	30,000	30,007
Baxter International Inc 1.915% 2/1/2027	79,000	77,132
Baxter International Inc 2.539% 2/1/2032	180,000	151,716
Baxter International Inc 3.132% 12/1/2051	20,000	11,449
Baxter International Inc 5.65% 12/15/2035 (e)	60,000	58,597
Becton Dickinson & Co 2.823% 5/20/2030	150,000	139,873
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,572
Becton Dickinson & Co 5.11% 2/8/2034	200,000	201,244
Boston Scientific Corp 4% 3/1/2029	100,000	99,337
Boston Scientific Corp 4.7% 3/1/2049	140,000	122,940
GE HealthCare Technologies Inc 5.5% 6/15/2035	140,000	142,862
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	104,354
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	147,674
Medtronic Inc 4.625% 3/15/2045	168,000	149,801
Solventum Corp 5.6% 3/23/2034	200,000	204,462
Stryker Corp 2.9% 6/15/2050	140,000	88,687
Stryker Corp 4.625% 9/11/2034	100,000	97,616
Stryker Corp 4.85% 2/10/2030	40,000	40,545
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	200,000	203,170
		3,577,171
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	60,000	50,495
Aetna Inc 6.625% 6/15/2036	60,000	64,657
AHS Hospital Corp 2.78% 7/1/2051	250,000	153,130
Allina Health System 3.887% 4/15/2049	20,000	15,352
Ascension Health 4.078% 11/15/2028	46,000	45,747
Ascension Health 4.294% 11/15/2030	55,000	54,457
Ascension Health 4.923% 11/15/2035	404,000	399,182
Banner Health 2.913% 1/1/2051	100,000	63,153
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	71,471
Cardinal Health Inc 3.41% 6/15/2027	67,000	66,206
Cardinal Health Inc 4.5% 9/15/2030	370,000	368,045
Cardinal Health Inc 5.45% 2/15/2034	110,000	112,335
Cencora Inc 4.25% 3/1/2045	20,000	16,598
Cencora Inc 4.85% 12/15/2029	30,000	30,409
Cencora Inc 4.9% 2/13/2036	100,000	97,974
Cencora Inc 5.125% 2/15/2034	110,000	110,919
Cencora Inc 5.15% 2/15/2035	30,000	30,214
Centene Corp 2.45% 7/15/2028	100,000	93,094
Centene Corp 2.5% 3/1/2031	70,000	58,741
Centene Corp 2.625% 8/1/2031	130,000	108,603
Centene Corp 3.375% 2/15/2030	260,000	234,868
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	48,559
Cigna Group/The 4.375% 10/15/2028	30,000	29,976
Cigna Group/The 4.5% 9/15/2030	290,000	289,021
Cigna Group/The 4.8% 7/15/2046	465,000	401,296
Cigna Group/The 4.8% 8/15/2038	200,000	188,039
Cigna Group/The 4.9% 12/15/2048	30,000	26,047
CommonSpirit Health 3.91% 10/1/2050	145,000	106,317
CommonSpirit Health 4.35% 11/1/2042	100,000	85,000
CommonSpirit Health 4.352% 9/1/2030	35,000	34,468
CommonSpirit Health 4.975% 9/1/2035	13,000	12,685
CommonSpirit Health 5.318% 12/1/2034	100,000	100,163
CommonSpirit Health 5.662% 9/1/2055	9,000	8,663
Corewell Health Obligated Group 3.487% 7/15/2049	97,000	68,920
CVS Health Corp 3% 8/15/2026	20,000	19,880
CVS Health Corp 3.25% 8/15/2029	195,000	186,860
CVS Health Corp 3.625% 4/1/2027	170,000	168,541
CVS Health Corp 3.75% 4/1/2030	630,000	608,758
CVS Health Corp 4.25% 4/1/2050	480,000	364,466
CVS Health Corp 4.3% 3/25/2028	264,000	263,064
CVS Health Corp 5% 1/30/2029	40,000	40,520
CVS Health Corp 5% 9/15/2032	100,000	100,080
CVS Health Corp 5.05% 3/25/2048	131,000	112,398
CVS Health Corp 5.25% 2/21/2033	250,000	252,857
CVS Health Corp 5.3% 6/1/2033	70,000	70,554
CVS Health Corp 5.45% 9/15/2035 (e)	110,000	110,428
CVS Health Corp 5.55% 6/1/2031	100,000	103,172
CVS Health Corp 5.625% 2/21/2053	130,000	119,118
CVS Health Corp 6% 6/1/2063	90,000	85,377
CVS Health Corp 6.05% 6/1/2054	50,000	48,506
Elevance Health Inc 2.25% 5/15/2030	270,000	246,000
Elevance Health Inc 3.65% 12/1/2027	320,000	316,325
Elevance Health Inc 4% 9/15/2028	100,000	99,132
Elevance Health Inc 4.101% 3/1/2028	50,000	49,667
Elevance Health Inc 4.375% 12/1/2047	175,000	140,766
Elevance Health Inc 4.55% 3/1/2048	250,000	206,661
Elevance Health Inc 4.625% 5/15/2042	140,000	122,587
Elevance Health Inc 5.2% 2/15/2035	140,000	139,770
Elevance Health Inc 5.7% 2/15/2055	10,000	9,451
Elevance Health Inc 5.7% 9/15/2055	90,000	85,580
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	89,606
HCA Inc 4.3% 11/15/2030	300,000	295,045
HCA Inc 4.5% 2/15/2027	1,013,000	1,013,001
HCA Inc 5.25% 6/15/2049	100,000	88,245
HCA Inc 5.5% 3/1/2032	250,000	256,289
HCA Inc 5.6% 4/1/2034	200,000	204,249
HCA Inc 5.7% 11/15/2055	30,000	27,906
HCA Inc 5.75% 3/1/2035	110,000	113,097
HCA Inc 6% 4/1/2054	300,000	289,561
HCA Inc 6.1% 4/1/2064	70,000	67,577
Humana Inc 3.95% 3/15/2027	445,000	443,024
Humana Inc 4.625% 12/1/2042	80,000	65,703
Humana Inc 5.75% 12/1/2028	70,000	71,780
Humana Inc 5.75% 4/15/2054 (e)	70,000	62,904
Humana Inc 6% 5/1/2055	70,000	64,894
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	60,061
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	45,704
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	54,764
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	105,808
Mass General Brigham Inc 3.342% 7/1/2060	70,000	45,051
McKesson Corp 4.65% 5/30/2030	30,000	30,181
McKesson Corp 5.25% 5/30/2035	60,000	61,138
MyMichigan Health 3.409% 6/1/2050	33,000	23,055
New York and Presbyterian Hospital/The 4.024% 8/1/2045	80,000	65,003
Novant Health Inc 3.168% 11/1/2051	105,000	68,619
NYU Langone Hospitals 3.38% 7/1/2055	70,000	47,424
Orlando Health Obligated Group 3.327% 10/1/2050	57,000	39,908
PeaceHealth Obligated Group 4.335% 11/15/2028	10,000	9,952
PeaceHealth Obligated Group 4.855% 11/15/2032	20,000	19,906
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	25,959
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	75,791
Sutter Health 3.361% 8/15/2050	130,000	90,033
Sutter Health 5.537% 8/15/2035	390,000	402,384
Trinity Health Corp 2.632% 12/1/2040	50,000	35,892
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	74,703
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	170,500
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	624,410
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	28,766
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	22,188
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	99,822
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	83,243
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	96,759
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	343,392
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	75,561
UnitedHealth Group Inc 5% 4/15/2034	40,000	40,031
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	87,970
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	151,279
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	91,580
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	92,401
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	91,561
UnitedHealth Group Inc 5.5% 7/15/2044	210,000	202,649
UnitedHealth Group Inc 5.625% 7/15/2054	250,000	238,268
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	59,976
Universal Health Services Inc 4.625% 10/15/2029	100,000	98,834
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	43,997
		14,992,726
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	59,876
Agilent Technologies Inc 4.75% 9/9/2034	60,000	59,080
Revvity Inc 2.25% 9/15/2031	90,000	78,609
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	236,236
Thermo Fisher Scientific Inc 4.794% 10/7/2035	120,000	118,579
Thermo Fisher Scientific Inc 4.902% 2/12/2036	150,000	148,935
Thermo Fisher Scientific Inc 4.95% 11/21/2032 (e)	210,000	213,527
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,392
		935,234
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 1.45% 11/13/2030	600,000	527,582
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	237,927
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	70,813
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	89,072
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	35,523
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	194,790
Bristol-Myers Squibb Co 5.55% 2/22/2054	171,000	164,657
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	73,918
Eli Lilly & Co 2.25% 5/15/2050	200,000	112,723
Eli Lilly & Co 4.2% 8/14/2029	100,000	100,095
Eli Lilly & Co 4.25% 3/15/2031	430,000	427,942
Eli Lilly & Co 4.6% 8/14/2034	100,000	98,988
Eli Lilly & Co 4.75% 2/12/2030	130,000	132,356
Eli Lilly & Co 4.875% 2/27/2053	50,000	44,668
Eli Lilly & Co 4.9% 10/15/2035	150,000	149,927
Eli Lilly & Co 5.05% 8/14/2054	100,000	91,754
Eli Lilly & Co 5.1% 2/9/2064	100,000	89,953
Eli Lilly & Co 5.5% 2/12/2055	180,000	176,434
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	129,338
Haleon US Capital LLC 3.625% 3/24/2032	250,000	234,912
Johnson & Johnson 2.1% 9/1/2040	220,000	153,371
Johnson & Johnson 2.25% 9/1/2050	50,000	28,963
Johnson & Johnson 2.45% 9/1/2060	110,000	58,953
Johnson & Johnson 3.4% 1/15/2038	116,000	100,563
Johnson & Johnson 3.55% 3/1/2036	110,000	100,289
Johnson & Johnson 4.9% 6/1/2031	100,000	103,327
Johnson & Johnson 5% 3/1/2035 (e)	140,000	144,129
Merck & Co Inc 1.45% 6/24/2030	100,000	89,066
Merck & Co Inc 3.7% 2/10/2045	45,000	35,020
Merck & Co Inc 3.850% 9/15/2027	30,000	29,961
Merck & Co Inc 4.05% 5/17/2028	100,000	100,117
Merck & Co Inc 4.15% 3/15/2031	170,000	168,100
Merck & Co Inc 4.15% 5/18/2043	266,000	224,610
Merck & Co Inc 4.150% 9/15/2030	60,000	59,656
Merck & Co Inc 4.5% 5/17/2033	150,000	149,563
Merck & Co Inc 4.75% 12/4/2035	180,000	176,623
Merck & Co Inc 5% 5/17/2053	150,000	135,181
Merck & Co Inc 5.55% 12/4/2055	130,000	126,243
Merck & Co Inc 5.700% 9/15/2055	130,000	128,993
Mylan Inc 4.55% 4/15/2028	20,000	19,896
Novartis Capital Corp 2% 2/14/2027	320,000	314,618
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,427
Novartis Capital Corp 3.1% 5/17/2027	90,000	89,163
Novartis Capital Corp 4% 11/20/2045	35,000	28,745
Novartis Capital Corp 4.1% 3/16/2029 (e)	200,000	199,760
Novartis Capital Corp 4.4% 3/18/2031	150,000	149,968
Novartis Capital Corp 4.6% 11/5/2035	310,000	303,772
Novartis Capital Corp 4.9% 3/18/2036	50,000	49,880
Novartis Capital Corp 5.3% 11/5/2055	80,000	76,456
Novartis Capital Corp 5.7% 3/18/2056	100,000	100,713
Pfizer Inc 2.55% 5/28/2040	125,000	90,612
Pfizer Inc 2.7% 5/28/2050	380,000	233,064
Pfizer Inc 3.45% 3/15/2029	70,000	68,811
Pfizer Inc 4% 12/15/2036	36,000	33,156
Pfizer Inc 4.2% 11/15/2030 (e)	1,200,000	1,191,664
Pfizer Inc 4.875% 11/15/2035	60,000	59,401
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	271,603
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	113,857
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	199,238
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	141,539
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	143,123
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	227,082
Royalty Pharma PLC 3.3% 9/2/2040	100,000	75,817
Royalty Pharma PLC 5.200% 9/25/2035	180,000	177,648
Viatris Inc 2.7% 6/22/2030	100,000	90,600
Viatris Inc 3.85% 6/22/2040	120,000	91,076
Viatris Inc 4% 6/22/2050	100,000	65,541
Zoetis Inc 4.15% 8/17/2028	70,000	69,783
Zoetis Inc 4.45% 8/20/2048	60,000	50,337
Zoetis Inc 5% 8/17/2035	80,000	79,349
		10,133,799
TOTAL HEALTH CARE		34,685,539
Industrials - 1.7%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	121,526
Boeing Co 3.6% 5/1/2034	170,000	152,180
Boeing Co 5.705% 5/1/2040	836,000	837,315
Boeing Co 5.805% 5/1/2050	130,000	125,674
Boeing Co 6.528% 5/1/2034	250,000	272,336
Boeing Co 6.858% 5/1/2054	190,000	209,109
GE Aerospace 4.35% 5/1/2050	489,000	410,365
General Dynamics Corp 3.625% 4/1/2030	140,000	135,928
General Dynamics Corp 4.25% 4/1/2050	50,000	41,725
General Dynamics Corp 4.95% 8/15/2035	60,000	60,408
Honeywell Aerospace Inc 4% 3/16/2029 (d)	120,000	118,879
Honeywell Aerospace Inc 4.3% 3/16/2031 (d)	100,000	98,918
Honeywell Aerospace Inc 4.95% 3/16/2036 (d)	100,000	99,220
Honeywell Aerospace Inc 5.622% 3/16/2046 (d)	130,000	128,111
Honeywell Aerospace Inc 5.732% 3/16/2056 (d)	150,000	148,269
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	58,821
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	98,092
L3Harris Technologies Inc 5.05% 6/1/2029 (e)	200,000	203,477
L3Harris Technologies Inc 5.5% 8/15/2054	50,000	47,858
Lockheed Martin Corp 4.07% 12/15/2042	70,000	59,228
Lockheed Martin Corp 4.09% 9/15/2052	70,000	54,634
Lockheed Martin Corp 4.7% 12/15/2031	210,000	212,749
Lockheed Martin Corp 4.7% 5/15/2046	28,000	24,802
Lockheed Martin Corp 5% 8/15/2035	60,000	60,540
Lockheed Martin Corp 5.2% 2/15/2055	40,000	37,199
Lockheed Martin Corp 5.2% 2/15/2064	20,000	18,158
Lockheed Martin Corp 5.9% 11/15/2063	200,000	204,489
Northrop Grumman Corp 3.25% 1/15/2028	80,000	78,570
Northrop Grumman Corp 4.03% 10/15/2047	106,000	83,436
Northrop Grumman Corp 4.4% 5/1/2030 (e)	300,000	299,125
Northrop Grumman Corp 4.7% 3/15/2033	30,000	29,967
Northrop Grumman Corp 5.2% 6/1/2054	60,000	55,285
Northrop Grumman Corp 5.25% 5/1/2050	120,000	111,293
RTX Corp 3.75% 11/1/2046	30,000	22,817
RTX Corp 4.05% 5/4/2047	18,000	14,249
RTX Corp 4.125% 11/16/2028	260,000	258,909
RTX Corp 4.35% 4/15/2047	260,000	215,279
RTX Corp 4.45% 11/16/2038	370,000	341,783
RTX Corp 5.15% 2/27/2033	240,000	244,764
RTX Corp 6.1% 3/15/2034	230,000	247,675
RTX Corp 6.4% 3/15/2054	60,000	64,699
		6,107,861
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	114,369
FedEx Corp 4.25% 5/15/2030	175,000	173,176
FedEx Corp 4.55% 4/1/2046	60,000	49,974
FedEx Corp 4.75% 11/15/2045	20,000	17,080
FedEx Corp 4.95% 10/17/2048	102,000	88,463
United Parcel Service Inc 4.875% 3/3/2033 (e)	360,000	366,957
United Parcel Service Inc 5.05% 3/3/2053	20,000	17,792
United Parcel Service Inc 5.25% 5/14/2035 (e)	130,000	132,854
United Parcel Service Inc 5.5% 5/22/2054	140,000	133,563
United Parcel Service Inc 5.6% 5/22/2064	50,000	47,212
United Parcel Service Inc 5.95% 5/14/2055	130,000	131,299
		1,272,739
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	49,200
Carrier Global Corp 2.722% 2/15/2030	100,000	93,392
Carrier Global Corp 3.377% 4/5/2040	195,000	153,603
Carrier Global Corp 3.577% 4/5/2050	50,000	35,735
Carrier Global Corp 5.9% 3/15/2034	80,000	84,404
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	150,575
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,408
Masco Corp 2% 2/15/2031	103,000	90,760
Masco Corp 3.125% 2/15/2051	52,000	33,045
Owens Corning 3.875% 6/1/2030	100,000	96,804
Owens Corning 4.4% 1/30/2048	20,000	16,065
Owens Corning 5.95% 6/15/2054	60,000	59,214
Trane Technologies Holdco Inc 3.75% 8/21/2028	210,000	208,050
Trane Technologies Holdco Inc 4.3% 2/21/2048	20,000	16,453
		1,092,708
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	433,525
Republic Services Inc 3.95% 5/15/2028	28,000	27,836
Republic Services Inc 5.15% 3/15/2035	60,000	61,182
Veralto Corp 5.45% 9/18/2033	40,000	40,847
Waste Connections Inc 2.2% 1/15/2032	130,000	114,212
Waste Connections Inc 5% 3/1/2034	90,000	90,584
Waste Management Inc 4.65% 3/15/2030	60,000	60,549
Waste Management Inc 4.875% 2/15/2029	390,000	396,536
Waste Management Inc 4.875% 2/15/2034	80,000	80,894
Waste Management Inc 4.95% 3/15/2035	60,000	60,148
Waste Management Inc 4.95% 7/3/2027	40,000	40,387
Waste Management Inc 4.95% 7/3/2031	40,000	40,912
Waste Management Inc 5.35% 10/15/2054 (e)	60,000	57,233
		1,504,845
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,165
Emerson Electric Co 2% 12/21/2028	290,000	274,495
Emerson Electric Co 5% 3/15/2035	80,000	80,524
Regal Rexnord Corp 6.05% 4/15/2028	170,000	174,361
Regal Rexnord Corp 6.4% 4/15/2033	40,000	42,279
Rockwell Automation Inc 4.2% 3/1/2049	50,000	40,423
		638,247
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	136,108
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,746
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	163,080
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	87,117
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	100,000	91,675
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	73,618
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	50,000	48,477
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	100,000	100,886
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	21,713
CSX Corp 2.4% 2/15/2030	80,000	74,362
CSX Corp 4.3% 3/1/2048	140,000	114,279
CSX Corp 4.5% 3/15/2049	160,000	133,467
CSX Corp 4.75% 11/15/2048	70,000	60,815
CSX Corp 5.05% 6/15/2035	20,000	20,074
CSX Corp 6.15% 5/1/2037	140,000	151,457
Norfolk Southern Corp 2.9% 8/25/2051	110,000	67,562
Norfolk Southern Corp 3.8% 8/1/2028	63,000	62,364
Norfolk Southern Corp 4.05% 8/15/2052	90,000	68,107
Norfolk Southern Corp 4.1% 5/15/2121	60,000	40,353
Norfolk Southern Corp 4.15% 2/28/2048	38,000	30,072
Norfolk Southern Corp 4.45% 3/1/2033	150,000	147,031
Norfolk Southern Corp 5.1% 5/1/2035	100,000	100,292
Norfolk Southern Corp 5.35% 8/1/2054	90,000	83,910
Ryder System Inc 4.85% 6/15/2030	50,000	50,344
Ryder System Inc 6.6% 12/1/2033	60,000	65,728
Uber Technologies Inc 4.15% 1/15/2031	110,000	107,557
Uber Technologies Inc 4.3% 1/15/2030	50,000	49,579
Uber Technologies Inc 4.8% 9/15/2034	50,000	48,950
Uber Technologies Inc 4.8% 9/15/2035	140,000	135,850
Uber Technologies Inc 5.35% 9/15/2054	50,000	46,041
Union Pacific Corp 2.891% 4/6/2036	79,000	66,288
Union Pacific Corp 2.973% 9/16/2062	290,000	166,401
Union Pacific Corp 3.25% 2/5/2050	50,000	33,862
Union Pacific Corp 3.55% 8/15/2039	130,000	109,114
Union Pacific Corp 3.6% 9/15/2037	38,000	33,241
Union Pacific Corp 3.839% 3/20/2060	70,000	49,517
Union Pacific Corp 4.05% 11/15/2045	170,000	136,561
Union Pacific Corp 5.1% 2/20/2035	20,000	20,355
Union Pacific Corp 5.15% 1/20/2063	120,000	107,337
Union Pacific Corp 5.6% 12/1/2054 (e)	20,000	19,600
		3,152,890
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	177,000	165,965
3M Co 3.05% 4/15/2030	19,000	18,003
3M Co 3.625% 10/15/2047	50,000	36,162
3M Co 3.7% 4/15/2050	24,000	17,291
3M Co 3.875% 6/15/2044	70,000	54,576
3M Co 4% 9/14/2048	60,000	46,145
3M Co 5.15% 3/15/2035	100,000	100,592
Honeywell International Inc 3.812% 11/21/2047	20,000	15,156
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	123,450
		577,340
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	530,000	508,599
Caterpillar Financial Services Corp 4.1% 8/15/2028	450,000	449,607
Caterpillar Financial Services Corp 4.15% 1/8/2031	150,000	148,594
Caterpillar Inc 3.25% 9/19/2049	110,000	76,152
Caterpillar Inc 4.75% 5/15/2064	40,000	34,492
Caterpillar Inc 5.2% 5/15/2035	120,000	122,931
Caterpillar Inc 5.2% 5/27/2041	100,000	98,868
Cummins Inc 4.875% 10/1/2043	110,000	102,645
Cummins Inc 4.9% 2/20/2029	60,000	61,025
Cummins Inc 5.3% 5/9/2035	60,000	61,157
Deere & Co 2.875% 9/7/2049	130,000	85,099
Deere & Co 5.7% 1/19/2055	80,000	81,545
Eaton Corp 3.85% 3/6/2028	400,000	397,065
Eaton Corp 4.15% 3/15/2033 (e)	260,000	252,764
Eaton Corp 4.7% 8/23/2052	20,000	17,508
Eaton Corp 4.8% 3/6/2036	400,000	394,917
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	66,074
Ingersoll Rand Inc 5.7% 8/14/2033	270,000	280,499
Otis Worldwide Corp 2.565% 2/15/2030	70,000	64,984
Otis Worldwide Corp 3.362% 2/15/2050	80,000	54,631
Otis Worldwide Corp 5.131% 9/4/2035	10,000	9,974
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	58,117
Parker-Hannifin Corp 4% 6/14/2049	110,000	85,680
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	84,949
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	60,000	61,255
		3,659,131
Passenger Airlines - 0.1%
American Airlines 2017-1 Class AA Pass Through Trust equipment trust certificate 3.65% 8/15/2030	85,125	82,763
Delta Air Lines Inc 4.95% 7/10/2028	80,000	80,295
Delta Air Lines Inc 5.25% 7/10/2030	40,000	40,263
Southwest Airlines Co 5.125% 6/15/2027	595,000	596,910
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	151,660	147,673
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	45,531	46,864
		994,768
Professional Services - 0.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	60,000	61,231
Leidos Inc 2.3% 2/15/2031	110,000	97,891
Leidos Inc 3.685% 3/15/2036	100,000	96,680
Paychex Inc 5.1% 4/15/2030	100,000	100,896
Paychex Inc 5.6% 4/15/2035 (e)	133,000	133,575
Verisk Analytics Inc 5.125% 3/15/2036 (e)	100,000	97,693
Verisk Analytics Inc 5.25% 3/15/2035	100,000	99,145
		687,111
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.125% 12/1/2030	40,000	36,822
Air Lease Corp 3.75% 6/1/2026	158,000	157,750
Air Lease Corp 5.2% 7/15/2031	70,000	70,150
Ferguson Enterprises Inc 4.35% 3/15/2031	70,000	68,821
GATX Corp 4.55% 11/7/2028	130,000	130,308
GATX Corp 4.9% 3/15/2033	80,000	78,578
GATX Corp 6.9% 5/1/2034	100,000	109,631
WW Grainger Inc 4.45% 9/15/2034	110,000	108,167
		760,227
TOTAL INDUSTRIALS		20,447,867
Information Technology - 2.1%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030 (e)	80,000	81,537
Cisco Systems Inc 4.8% 2/26/2027	370,000	372,251
Cisco Systems Inc 4.85% 2/26/2029	110,000	112,014
Cisco Systems Inc 5.05% 2/26/2034	110,000	111,591
Cisco Systems Inc 5.1% 2/24/2035	130,000	131,773
Cisco Systems Inc 5.3% 2/26/2054	50,000	46,894
Cisco Systems Inc 5.5% 1/15/2040	90,000	91,585
Cisco Systems Inc 5.5% 2/24/2055	40,000	38,783
Cisco Systems Inc 5.9% 2/15/2039	130,000	137,263
Motorola Solutions Inc 5.2% 8/15/2032	30,000	30,428
Motorola Solutions Inc 5.4% 4/15/2034	160,000	161,919
		1,316,038
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	250,000	248,498
Amphenol Corp 4.125% 11/15/2030	310,000	305,426
Amphenol Corp 4.625% 2/15/2036	20,000	19,340
Amphenol Corp 5.25% 4/5/2034	130,000	132,835
Amphenol Corp 5.3% 11/15/2055	80,000	75,129
Amphenol Corp 5.375% 11/15/2054	26,000	24,861
Corning Inc 4.375% 11/15/2057	70,000	55,124
Corning Inc 5.35% 11/15/2048	140,000	131,785
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	398,010
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	95,093
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	231,465
Flex Ltd 5.25% 1/15/2032	100,000	100,396
Vontier Corp 2.4% 4/1/2028	60,000	57,510
		1,875,472
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	148,251
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	36,562
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	60,000	59,908
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	39,309
IBM Corporation 1.95% 5/15/2030	175,000	158,033
IBM Corporation 2.95% 5/15/2050	175,000	107,173
IBM Corporation 3.5% 5/15/2029	843,000	819,473
IBM Corporation 4% 6/20/2042	90,000	73,028
IBM Corporation 4.15% 5/15/2039 (e)	100,000	86,738
IBM Corporation 4.95% 2/3/2036	100,000	97,412
IBM Corporation 5.2% 2/10/2035	100,000	100,516
IBM Corporation 5.6% 11/30/2039	50,000	50,319
IBM Corporation 5.7% 2/10/2055 (e)	100,000	94,426
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	181,084
		2,052,232
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	24,878
Analog Devices Inc 2.8% 10/1/2041	130,000	93,201
Analog Devices Inc 2.95% 10/1/2051	40,000	25,414
Analog Devices Inc 4.5% 6/15/2030	30,000	30,095
Applied Materials Inc 4% 1/15/2031	80,000	78,438
Applied Materials Inc 4.35% 4/1/2047	28,000	23,665
Applied Materials Inc 5.85% 6/15/2041	70,000	73,027
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,307,959
Broadcom Inc 3.187% 11/15/2036 (d)	90,000	75,209
Broadcom Inc 3.419% 4/15/2033	82,000	74,983
Broadcom Inc 3.5% 2/15/2041	100,000	79,781
Broadcom Inc 4% 4/15/2029 (d)	70,000	69,306
Broadcom Inc 4.3% 11/15/2032	250,000	243,437
Broadcom Inc 4.55% 2/15/2032	190,000	188,348
Broadcom Inc 4.6% 7/15/2030	250,000	251,244
Broadcom Inc 4.75% 4/15/2029	50,000	50,558
Broadcom Inc 4.8% 10/15/2034	190,000	187,123
Broadcom Inc 4.8% 2/15/2036	90,000	87,744
Broadcom Inc 4.9% 2/15/2038	230,000	221,991
Broadcom Inc 4.926% 5/15/2037 (d)	80,000	77,594
Broadcom Inc 4.95% 1/15/2036	200,000	197,250
Broadcom Inc 5% 4/15/2030	50,000	50,907
Broadcom Inc 5.15% 11/15/2031	240,000	246,199
Broadcom Inc 5.7% 1/15/2056	100,000	99,481
Intel Corp 3.25% 11/15/2049	110,000	69,498
Intel Corp 3.734% 12/8/2047	617,000	431,142
Intel Corp 4.875% 2/10/2028	100,000	100,704
Intel Corp 5.15% 2/21/2034	50,000	49,862
Intel Corp 5.2% 2/10/2033	710,000	715,561
Intel Corp 5.7% 2/10/2053	80,000	73,661
Intel Corp 5.9% 2/10/2063	90,000	83,486
KLA Corp 4.65% 7/15/2032 (e)	110,000	110,488
KLA Corp 4.95% 7/15/2052	110,000	98,460
Lam Research Corp 2.875% 6/15/2050	150,000	94,530
Marvell Technology Inc 4.75% 7/15/2030	50,000	50,170
Marvell Technology Inc 5.45% 7/15/2035	20,000	20,322
Marvell Technology Inc 5.95% 9/15/2033	60,000	63,497
Micron Technology Inc 3.366% 11/1/2041	30,000	23,274
Micron Technology Inc 5.65% 11/1/2032	40,000	42,225
Micron Technology Inc 5.8% 1/15/2035	70,000	74,532
Micron Technology Inc 6.05% 11/1/2035	50,000	53,952
NVIDIA Corp 2% 6/15/2031	216,000	193,477
NVIDIA Corp 2.85% 4/1/2030	100,000	94,935
NVIDIA Corp 3.5% 4/1/2040	50,000	41,632
NVIDIA Corp 3.5% 4/1/2050	50,000	36,875
QUALCOMM Inc 1.65% 5/20/2032	54,000	45,736
QUALCOMM Inc 4.5% 5/20/2030	130,000	130,758
QUALCOMM Inc 5% 5/20/2035	130,000	129,802
QUALCOMM Inc 5.4% 5/20/2033	250,000	260,157
QUALCOMM Inc 6% 5/20/2053	140,000	142,393
Texas Instruments Inc 4.15% 5/15/2048	70,000	56,723
Texas Instruments Inc 4.5% 5/23/2030	140,000	140,644
Texas Instruments Inc 4.85% 2/8/2034	60,000	60,544
Texas Instruments Inc 4.9% 3/14/2033	200,000	203,407
Texas Instruments Inc 5.05% 5/18/2063	40,000	35,144
Texas Instruments Inc 5.1% 5/23/2035	140,000	141,743
		7,727,166
Software - 0.7%
Adobe Inc 4.95% 4/4/2034	70,000	70,095
AppLovin Corp 5.125% 12/1/2029	60,000	60,348
AppLovin Corp 5.5% 12/1/2034	120,000	119,007
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	69,779
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	39,270
Intuit Inc 5.2% 9/15/2033	30,000	30,520
Intuit Inc 5.5% 9/15/2053	70,000	64,385
Microsoft Corp 2.525% 6/1/2050	326,000	195,471
Microsoft Corp 2.921% 3/17/2052	734,000	472,057
Microsoft Corp 3.3% 2/6/2027	115,000	114,384
Microsoft Corp 3.4% 6/15/2027	210,000	208,911
Microsoft Corp 3.45% 8/8/2036 (e)	481,000	433,577
Microsoft Corp 4.2% 11/3/2035 (e)	170,000	166,689
Oracle Corp 2.95% 4/1/2030	360,000	328,621
Oracle Corp 3.25% 11/15/2027	96,000	93,684
Oracle Corp 3.6% 4/1/2050	300,000	181,118
Oracle Corp 3.8% 11/15/2037	110,000	87,356
Oracle Corp 3.85% 4/1/2060	80,000	47,078
Oracle Corp 3.9% 5/15/2035 (e)	220,000	186,258
Oracle Corp 4% 11/15/2047	397,000	262,732
Oracle Corp 4.2% 9/27/2029	290,000	281,048
Oracle Corp 4.45% 9/26/2030	100,000	96,368
Oracle Corp 4.7% 9/27/2034	70,000	63,883
Oracle Corp 4.9% 2/6/2033	250,000	236,922
Oracle Corp 4.95% 2/4/2031	200,000	195,688
Oracle Corp 5.2% 9/26/2035 (e)	270,000	253,259
Oracle Corp 5.375% 7/15/2040	641,000	561,224
Oracle Corp 5.375% 9/27/2054	70,000	54,147
Oracle Corp 5.5% 8/3/2035	50,000	47,730
Oracle Corp 5.7% 2/4/2036	200,000	192,298
Oracle Corp 5.875% 9/26/2045	160,000	138,039
Oracle Corp 5.95% 9/26/2055	180,000	151,429
Oracle Corp 6% 8/3/2055	120,000	100,606
Oracle Corp 6.55% 2/4/2046	200,000	186,591
Oracle Corp 6.7% 2/4/2056	330,000	306,274
Roper Technologies Inc 1.4% 9/15/2027	50,000	47,834
Roper Technologies Inc 1.75% 2/15/2031	50,000	43,164
Roper Technologies Inc 2% 6/30/2030	330,000	294,509
Roper Technologies Inc 5.1% 9/15/2035	30,000	29,171
Salesforce Inc 2.7% 7/15/2041	220,000	149,829
Salesforce Inc 2.9% 7/15/2051	20,000	11,715
Salesforce Inc 4.9% 9/15/2031	600,000	599,150
Salesforce Inc 6.55% 3/15/2056	270,000	270,937
Synopsys Inc 4.65% 4/1/2028	240,000	240,881
Synopsys Inc 4.85% 4/1/2030	60,000	60,441
Synopsys Inc 5% 4/1/2032	120,000	121,041
Synopsys Inc 5.15% 4/1/2035	110,000	110,210
Synopsys Inc 5.7% 4/1/2055	100,000	95,608
VMware LLC 2.2% 8/15/2031	50,000	43,886
VMware LLC 4.7% 5/15/2030	100,000	100,613
		8,315,835
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	440,000	419,020
Apple Inc 1.25% 8/20/2030	50,000	44,281
Apple Inc 2.375% 2/8/2041	330,000	234,047
Apple Inc 2.55% 8/20/2060	200,000	106,576
Apple Inc 2.65% 2/8/2051	390,000	236,028
Apple Inc 2.8% 2/8/2061	120,000	68,504
Apple Inc 2.95% 9/11/2049	240,000	157,193
Apple Inc 3% 11/13/2027 (e)	96,000	94,686
Apple Inc 3.2% 5/11/2027 (e)	200,000	198,529
Apple Inc 3.75% 11/13/2047	57,000	44,091
Apple Inc 3.85% 5/4/2043	369,000	305,057
Apple Inc 4.2% 5/12/2030	650,000	653,361
Apple Inc 4.3% 5/10/2033	250,000	250,355
Apple Inc 4.5% 2/23/2036 (e)	90,000	89,607
Hewlett Packard Enterprise Co 4.4% 10/15/2030	300,000	294,548
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	129,354
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	125,838
Hewlett Packard Enterprise Co 5.25% 4/1/2033	20,000	19,881
Hewlett Packard Enterprise Co 5.6% 10/15/2054	80,000	71,413
HP Inc 4.2% 4/15/2032	110,000	104,602
HP Inc 5.4% 4/25/2030	30,000	30,630
HP Inc 6.1% 4/25/2035	100,000	104,043
		3,781,644
TOTAL INFORMATION TECHNOLOGY		25,068,387
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	54,631
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	44,139
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	61,881
CF Industries Inc 4.95% 6/1/2043	70,000	62,452
CF Industries Inc 5.375% 3/15/2044	20,000	18,634
Dow Chemical Co/The 2.1% 11/15/2030	250,000	219,803
Dow Chemical Co/The 3.6% 11/15/2050	200,000	128,614
Dow Chemical Co/The 4.625% 10/1/2044	100,000	78,980
Dow Chemical Co/The 4.8% 1/15/2031	50,000	49,376
Dow Chemical Co/The 4.8% 5/15/2049	50,000	38,682
Dow Chemical Co/The 5.65% 3/15/2036 (e)	70,000	69,343
Dow Chemical Co/The 7.375% 11/1/2029	46,000	49,771
Eastman Chemical Co 4.5% 12/1/2028	174,000	174,091
Eastman Chemical Co 5.625% 2/20/2034	30,000	30,418
Eastman Chemical Co 5.75% 3/8/2033	80,000	82,690
Ecolab Inc 1.3% 1/30/2031	300,000	259,277
Ecolab Inc 2.7% 12/15/2051	50,000	29,999
Ecolab Inc 5% 9/1/2035	40,000	40,045
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	39,313
Linde Inc/CT 2% 8/10/2050	60,000	31,477
LYB International Finance II BV 3.5% 3/2/2027	166,000	164,371
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,476
LYB International Finance III LLC 3.625% 4/1/2051	120,000	77,382
LYB International Finance III LLC 4.2% 10/15/2049	100,000	70,758
LYB International Finance III LLC 5.5% 3/1/2034	50,000	49,700
LYB International Finance III LLC 5.875% 1/15/2036	110,000	110,363
Mosaic Co/The 4.05% 11/15/2027	90,000	89,409
Mosaic Co/The 5.45% 11/15/2033 (e)	50,000	50,532
RPM International Inc 5.25% 6/1/2045	30,000	27,814
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	286,916
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	58,506
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	41,621
Westlake Corp 5.55% 11/15/2035	50,000	49,837
Westlake Corp 6.375% 11/15/2055	60,000	59,119
		2,714,420
Construction Materials - 0.0%
Amrize Finance US LLC 5.4% 4/7/2035	180,000	183,040
CRH America Finance Inc 4.4% 2/9/2031	90,000	88,693
CRH America Finance Inc 5.6% 2/9/2056	80,000	76,795
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	89,003
Martin Marietta Materials Inc 2.5% 3/15/2030 (e)	90,000	83,247
Martin Marietta Materials Inc 3.2% 7/15/2051	20,000	12,967
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	30,011
Martin Marietta Materials Inc 5.5% 12/1/2054	60,000	56,405
Vulcan Materials Co 5.35% 12/1/2034	110,000	111,753
		731,914
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 4.25% 3/8/2029	200,000	198,163
Amcor Flexibles North America Inc 5.1% 3/17/2030	210,000	211,965
Amcor Flexibles North America Inc 5.125% 3/12/2036	100,000	97,222
Amcor Flexibles North America Inc 5.5% 3/17/2035 (e)	60,000	60,687
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	153,692
Avery Dennison Corp 2.65% 4/30/2030	80,000	73,949
International Paper Co 4.8% 6/15/2044	155,000	132,282
Packaging Corp of America 5.2% 8/15/2035	20,000	19,840
Packaging Corp of America 5.7% 12/1/2033	80,000	83,001
Sonoco Products Co 5% 9/1/2034	100,000	97,817
WestRock MWV LLC 8.2% 1/15/2030	220,000	246,595
WRKCo Inc 4.2% 6/1/2032	50,000	47,995
		1,423,208
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	128,931
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	142,054
Freeport-McMoRan Inc 5.45% 3/15/2043	20,000	18,922
Newmont Corp 2.6% 7/15/2032 (e)	250,000	226,117
Newmont Corp 5.45% 6/9/2044	80,000	77,159
Nucor Corp 3.125% 4/1/2032	130,000	119,632
Nucor Corp 4.65% 6/1/2030	100,000	100,930
Nucor Corp 6.4% 12/1/2037	50,000	55,115
		868,860
TOTAL MATERIALS		5,738,402
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	70,000	69,347
Equinix Europe 2 Financing Corp LLC 5.127% 3/15/2033	100,000	97,261
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	172,567
GLP Capital LP / GLP Financing II Inc 5% 3/1/2036	50,000	48,629
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	100,000	98,024
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	137,815
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	26,959
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	31,524
VICI Properties LP 4.75% 2/15/2028	70,000	70,063
VICI Properties LP 4.95% 2/15/2030	230,000	229,632
VICI Properties LP 5.125% 5/15/2032	70,000	68,982
VICI Properties LP 5.625% 4/1/2035	30,000	29,860
VICI Properties LP 6.125% 4/1/2054	60,000	57,147
WP Carey Inc 3.85% 7/15/2029	70,000	68,344
		1,206,154
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032 (e)	125,000	104,579
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	75,125
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	150,000	146,487
Healthpeak OP LLC 3% 1/15/2030	250,000	235,123
Healthpeak OP LLC 4.75% 1/15/2033	40,000	39,128
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	90,366
Ventas Realty LP 4.4% 1/15/2029	40,000	39,770
Ventas Realty LP 4.875% 4/15/2049	160,000	137,387
Welltower OP LLC 4.95% 9/1/2048	76,000	68,308
		936,273
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	13,000	13,629
Prologis LP 1.75% 2/1/2031	370,000	325,095
Prologis LP 3% 4/15/2050	145,000	93,657
Prologis LP 4.75% 1/15/2031	60,000	60,618
Prologis LP 5% 1/31/2035	90,000	89,682
Prologis LP 5.25% 3/15/2054	20,000	18,651
Prologis LP 5.25% 5/15/2035	50,000	50,824
		652,156
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	90,000	77,231
Boston Properties LP 2.9% 3/15/2030	80,000	74,134
Boston Properties LP 5.75% 1/15/2035	40,000	39,780
Boston Properties LP 6.75% 12/1/2027 (e)	180,000	186,045
COPT Defense Properties LP 2.75% 4/15/2031	50,000	45,271
Highwoods Realty LP 4.125% 3/15/2028	80,000	78,853
Highwoods Realty LP 7.65% 2/1/2034	30,000	33,217
Kilroy Realty LP 4.75% 12/15/2028	80,000	79,383
Kilroy Realty LP 5.875% 10/15/2035	10,000	9,641
Kilroy Realty LP 6.25% 1/15/2036	40,000	39,629
		663,184
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	60,000	60,120
CBRE Services Inc 5.95% 8/15/2034	80,000	83,281
Digital Realty Trust LP 4.45% 7/15/2028	120,000	119,677
Essex Portfolio LP 2.65% 3/15/2032	170,000	149,456
Essex Portfolio LP 5.375% 4/1/2035	40,000	40,332
Extra Space Storage LP 4.95% 1/15/2033	20,000	19,737
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,167
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,164
Extra Space Storage LP 5.4% 6/15/2035	100,000	100,249
Extra Space Storage LP 5.9% 1/15/2031	150,000	156,591
Mid-America Apartments LP 5% 3/15/2034	40,000	39,738
Tanger Properties LP 2.75% 9/1/2031	30,000	26,791
		866,303
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	130,651
American Homes 4 Rent LP 4.95% 6/15/2030	100,000	100,366
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,262
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	119,815
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	199,264
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	96,832
Camden Property Trust 4.9% 1/15/2034	60,000	59,645
ERP Operating LP 3.5% 3/1/2028	61,000	60,082
ERP Operating LP 4.15% 12/1/2028 (e)	330,000	328,357
ERP Operating LP 4.95% 6/15/2032	90,000	90,600
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	85,594
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	50,066
Sun Communities Operating LP 2.7% 7/15/2031	130,000	116,283
UDR Inc 2.1% 6/15/2033	80,000	65,805
		1,533,622
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	132,574
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	39,891
Brixmor Operating Partnership LP 4.125% 5/15/2029 (e)	19,000	18,742
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	29,468
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	40,566
Federal Realty OP LP 3.5% 6/1/2030	70,000	66,856
Federal Realty OP LP 5.375% 5/1/2028	50,000	50,761
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	545,419
Kimco Realty OP LLC 4.25% 4/1/2045	20,000	16,514
Kimco Realty OP LLC 5.3% 2/1/2036	110,000	111,133
Kite Realty Group LP 5.2% 8/15/2032	50,000	50,130
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,266
NNN REIT Inc 3% 4/15/2052	100,000	61,507
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	60,000	58,547
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	60,000	60,248
Realty Income Corp 2.1% 3/15/2028	90,000	86,238
Realty Income Corp 3.25% 1/15/2031 (e)	220,000	206,867
Realty Income Corp 3.4% 1/15/2028	230,000	226,157
Realty Income Corp 4.5% 2/1/2033	60,000	58,492
Realty Income Corp 4.75% 4/15/2033	300,000	295,923
Realty Income Corp 4.9% 7/15/2033	50,000	49,866
Realty Income Corp 5.125% 2/15/2034	70,000	70,470
Regency Centers LP 4.125% 3/15/2028	60,000	59,832
Regency Centers LP 4.5% 3/15/2033	40,000	39,005
Regency Centers LP 5.1% 1/15/2035	50,000	49,833
Regency Centers LP 5.25% 1/15/2034	70,000	70,757
Simon Property Group LP 2.65% 7/15/2030	125,000	116,084
Simon Property Group LP 3.375% 12/1/2027	935,000	921,843
Simon Property Group LP 4.3% 1/15/2031	30,000	29,566
Simon Property Group LP 4.75% 9/26/2034	130,000	127,211
Simon Property Group LP 5.125% 10/1/2035	100,000	100,157
Simon Property Group LP 6.25% 1/15/2034	20,000	21,501
Simon Property Group LP 6.65% 1/15/2054	80,000	87,648
		3,930,072
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	143,995
American Tower Corp 3.1% 6/15/2050	160,000	102,720
American Tower Corp 3.6% 1/15/2028	32,000	31,522
American Tower Corp 3.8% 8/15/2029	70,000	68,323
American Tower Corp 4.7% 12/15/2032	60,000	58,957
American Tower Corp 4.9% 3/15/2030	70,000	70,632
American Tower Corp 5.4% 1/31/2035	20,000	20,181
American Tower Corp 5.9% 11/15/2033	110,000	115,208
Crown Castle Inc 2.25% 1/15/2031	280,000	247,286
Crown Castle Inc 3.25% 1/15/2051	40,000	25,604
Crown Castle Inc 5.1% 5/1/2033	160,000	157,738
CubeSmart LP 3% 2/15/2030	80,000	75,427
EPR Properties 3.75% 8/15/2029	70,000	67,027
Equinix Inc 3.9% 4/15/2032	170,000	160,488
Public Storage Operating Co 5% 7/1/2035	40,000	40,070
Public Storage Operating Co 5.125% 1/15/2029 (e)	260,000	266,174
Public Storage Operating Co 5.35% 8/1/2053	30,000	28,292
Weyerhaeuser Co 4% 11/15/2029	160,000	156,785
Weyerhaeuser Co 4% 4/15/2030	60,000	58,396
		1,894,825
TOTAL REAL ESTATE		11,682,589
Utilities - 2.6%
Electric Utilities - 2.0%
AEP Texas Inc 2.1% 7/1/2030	200,000	181,009
AEP Texas Inc 5.4% 6/1/2033	100,000	101,333
AEP Texas Inc 5.85% 10/15/2055	40,000	38,575
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	150,447
Alabama Power Co 4.3% 3/15/2031	200,000	197,952
Alabama Power Co 6% 3/1/2039	180,000	189,806
American Electric Power Co Inc 5.625% 3/1/2033	140,000	144,665
American Electric Power Co Inc 5.8% 3/15/2056 (c)	130,000	128,416
American Electric Power Co Inc 6.95% 12/15/2054 (c)	50,000	52,993
Appalachian Power Co 3.3% 6/1/2027	110,000	108,537
Appalachian Power Co 4.45% 6/1/2045	18,000	14,816
Appalachian Power Co 4.5% 3/1/2049	90,000	72,952
Arizona Public Service Co 2.95% 9/15/2027	68,000	66,524
Arizona Public Service Co 3.5% 12/1/2049	100,000	68,542
Arizona Public Service Co 5.1% 3/15/2036	50,000	49,159
Arizona Public Service Co 5.55% 8/1/2033	30,000	30,765
Arizona Public Service Co 5.9% 8/15/2055	50,000	49,196
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	125,687
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	99,134
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	170,708
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	50,000	50,651
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	60,000	58,758
Cleco Corporate Holdings LLC 4.973% 5/1/2046	20,000	17,061
Commonwealth Edison Co 2.75% 9/1/2051	100,000	60,216
Commonwealth Edison Co 3.2% 11/15/2049	30,000	19,803
Commonwealth Edison Co 4% 3/1/2048	42,000	32,561
Commonwealth Edison Co 4.9% 2/1/2033	210,000	211,808
Commonwealth Edison Co 5.65% 6/1/2054	100,000	97,454
Commonwealth Edison Co 5.95% 6/1/2055	30,000	30,408
Commonwealth Edison Co 6.45% 1/15/2038	50,000	54,893
Connecticut Light and Power Co/The 4.9% 7/1/2033 (e)	140,000	140,264
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	46,430
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	99,749
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	150,000	119,522
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	42,529
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	102,762
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	256,280
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	60,000	59,221
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	160,508
Dominion Energy South Carolina Inc 5.3% 1/15/2035	200,000	204,269
DTE Electric Co 2.625% 3/1/2031	10,000	9,180
DTE Electric Co 2.95% 3/1/2050	50,000	32,339
DTE Electric Co 3% 3/1/2032	100,000	92,145
DTE Electric Co 4.85% 3/1/2036	130,000	127,564
DTE Electric Co 5.2% 3/1/2034	60,000	61,311
DTE Electric Co 5.4% 4/1/2053	110,000	104,856
DTE Electric Co 5.85% 5/15/2055	30,000	30,197
Duke Energy Carolinas LLC 2.45% 8/15/2029 (e)	190,000	178,819
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	23,808
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	292,506
Duke Energy Carolinas LLC 4.85% 3/15/2030	300,000	305,465
Duke Energy Corp 2.45% 6/1/2030	182,000	167,693
Duke Energy Corp 3.75% 9/1/2046	80,000	59,033
Duke Energy Corp 3.95% 8/15/2047	250,000	185,259
Duke Energy Corp 4.2% 6/15/2049	90,000	68,550
Duke Energy Corp 4.95% 9/15/2035	30,000	29,245
Duke Energy Corp 5.7% 9/15/2055	20,000	18,900
Duke Energy Corp 6.45% 9/1/2054 (c)	50,000	51,632
Duke Energy Florida LLC 4.2% 12/1/2030	150,000	148,353
Duke Energy Florida LLC 6.2% 11/15/2053	30,000	31,415
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	118,913
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	108,828
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	60,785
Duke Energy Indiana LLC 4.95% 3/15/2036	70,000	68,912
Duke Energy Indiana LLC 5.9% 5/15/2055	50,000	49,961
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	63,668
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	157,202
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	126,494
Duke Energy Progress LLC 5.05% 3/15/2035	50,000	50,103
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	102,939
Duke Energy Progress LLC 5.55% 3/15/2055	60,000	57,962
Edison International 5.25% 3/15/2032	100,000	98,971
Entergy Arkansas LLC 4.95% 1/15/2036	100,000	98,081
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	111,865
Entergy Arkansas LLC 5.75% 6/1/2054	50,000	48,834
Entergy Corp 7.125% 12/1/2054 (c)	40,000	40,987
Entergy Louisiana LLC 3.05% 6/1/2031 (e)	190,000	176,767
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	82,084
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	55,042
Entergy Louisiana LLC 4.9% 4/15/2036	18,000	17,559
Entergy Louisiana LLC 5.65% 4/15/2056	60,000	57,640
Entergy Louisiana LLC 5.8% 3/15/2055	30,000	29,419
Entergy Mississippi LLC 5% 9/1/2033	90,000	90,349
Entergy Mississippi LLC 5.8% 4/15/2055	40,000	39,424
Entergy Tex Inc 3.55% 9/30/2049	29,000	20,284
Entergy Tex Inc 5.25% 4/15/2035	130,000	131,178
Evergy Kansas Central Inc 5.25% 3/15/2035	140,000	141,119
Evergy Kansas Central Inc 5.7% 3/15/2053	20,000	19,679
Evergy Metro Inc 5.125% 8/15/2035	30,000	29,850
Eversource Energy 2.55% 3/15/2031	120,000	108,155
Eversource Energy 3.3% 1/15/2028	62,000	60,716
Eversource Energy 3.45% 1/15/2050	80,000	54,848
Eversource Energy 5.45% 3/1/2028	150,000	152,435
Exelon Corp 3.4% 4/15/2026	150,000	149,925
Exelon Corp 4.05% 4/15/2030	310,000	303,587
Exelon Corp 4.45% 4/15/2046	144,000	118,147
Exelon Corp 4.95% 3/15/2036	100,000	96,988
Exelon Corp 5.45% 3/15/2034	30,000	30,669
Exelon Corp 5.875% 3/15/2055	50,000	48,740
FirstEnergy Corp 4.85% 7/15/2047 (f)	140,000	119,215
Florida Power & Light Co 2.875% 12/4/2051	150,000	93,279
Florida Power & Light Co 3.15% 10/1/2049	100,000	66,935
Florida Power & Light Co 4.05% 10/1/2044	90,000	73,130
Florida Power & Light Co 4.125% 6/1/2048	26,000	20,762
Florida Power & Light Co 4.625% 5/15/2030	330,000	333,199
Florida Power & Light Co 4.7% 2/15/2036	40,000	38,988
Florida Power & Light Co 5.1% 4/1/2033	70,000	71,420
Florida Power & Light Co 5.3% 6/15/2034	144,000	148,057
Florida Power & Light Co 5.6% 2/15/2066	50,000	48,167
Florida Power & Light Co 5.6% 6/15/2054	80,000	78,311
Georgia Power Co 4.95% 5/17/2033	200,000	201,577
Georgia Power Co 5.2% 3/15/2035	130,000	132,041
Georgia Power Co 5.25% 3/15/2034	100,000	102,119
Georgia Power Co 5.5% 10/1/2055	40,000	38,318
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	73,840
Indiana Michigan Power Co 5.6% 3/15/2056	50,000	48,228
Interstate Power and Light Co 2.3% 6/1/2030	93,000	84,987
Interstate Power and Light Co 3.6% 4/1/2029	80,000	78,188
Jersey Central Power & Light Co 4.4% 1/15/2031 (d)	10,000	9,854
Jersey Central Power & Light Co 5.1% 1/15/2035	50,000	49,978
Kentucky Utilities Co 5.125% 11/1/2040	100,000	96,457
Kentucky Utilities Co 5.85% 8/15/2055	10,000	9,942
Louisville Gas and Electric Co 5.85% 8/15/2055	30,000	29,770
MidAmerican Energy Co 3.65% 4/15/2029	190,000	186,557
MidAmerican Energy Co 3.65% 8/1/2048	30,000	21,983
MidAmerican Energy Co 5.5% 11/15/2056	60,000	57,548
MidAmerican Energy Co 5.8% 10/15/2036	100,000	105,773
MidAmerican Energy Co 5.85% 9/15/2054	80,000	80,320
Nevada Power Co 6% 3/15/2054	20,000	20,028
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	490,556
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	440,589
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	136,305
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	100,000	101,853
NextEra Energy Capital Holdings Inc 5.85% 3/1/2056	50,000	48,798
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	80,000	78,525
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (c)	90,000	91,921
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (c)	240,000	248,288
Northern States Power Co/MN 2.9% 3/1/2050	80,000	51,744
Northern States Power Co/MN 3.4% 8/15/2042	100,000	76,726
Northern States Power Co/MN 3.6% 9/15/2047	50,000	36,942
Northern States Power Co/MN 4.85% 5/15/2036	100,000	98,737
Northern States Power Co/MN 5.05% 5/15/2035	90,000	90,626
Northern States Power Co/MN 5.65% 5/15/2055	40,000	39,257
NSTAR Electric Co 4.95% 9/15/2052	50,000	44,254
NSTAR Electric Co 5.2% 3/1/2035	160,000	160,998
Oglethorpe Power Corp 5.8% 6/1/2054	140,000	134,520
Ohio Power Co 5.65% 6/1/2034	120,000	123,224
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,095
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	92,326
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	148,105
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	87,419
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	18,516
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	90,000	91,965
Oncor Electric Delivery Co LLC 5.8% 4/1/2055	20,000	19,793
Oncor Electric Delivery Co LLC 5.9% 3/15/2056 (d)	50,000	49,959
Pacific Gas and Electric Co 2.1% 8/1/2027	210,000	203,525
Pacific Gas and Electric Co 2.5% 2/1/2031	70,000	62,734
Pacific Gas and Electric Co 3% 6/15/2028	100,000	96,749
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	74,786
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	450,933
Pacific Gas and Electric Co 5% 6/4/2028	500,000	504,235
Pacific Gas and Electric Co 5.05% 10/15/2032	80,000	79,480
Pacific Gas and Electric Co 5.2% 5/1/2036	150,000	146,194
Pacific Gas and Electric Co 5.45% 6/15/2027	770,000	777,655
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	133,088
Pacific Gas and Electric Co 6.1% 1/15/2029	220,000	227,652
Pacific Gas and Electric Co 6.15% 3/1/2055	20,000	19,323
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	103,759
PacifiCorp 4.65% 4/15/2029	100,000	100,006
PacifiCorp 5.45% 2/15/2034	120,000	119,551
PacifiCorp 5.8% 1/15/2055	150,000	137,025
PacifiCorp 6% 1/15/2039	235,000	233,391
PECO Energy Co 3.05% 3/15/2051	100,000	64,752
PECO Energy Co 3.9% 3/1/2048	96,000	73,335
PECO Energy Co 4.875% 9/15/2035	50,000	49,544
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	46,193
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	150,785
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,247
PPL Electric Utilities Corp 3% 10/1/2049	100,000	64,415
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	18,537
PPL Electric Utilities Corp 5.55% 8/15/2055	50,000	48,456
Public Service Co of Colorado 3.7% 6/15/2028	87,000	85,847
Public Service Co of Colorado 5.35% 5/15/2034	40,000	40,742
Public Service Co of Colorado 5.85% 5/15/2055	120,000	118,944
Public Service Co of Colorado 6.25% 9/1/2037 (e)	182,000	194,267
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	99,472
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	65,253
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	61,590
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	46,583
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	32,497
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	54,989
Public Service Electric and Gas Co 3.8% 3/1/2046	80,000	61,625
Public Service Electric and Gas Co 4.2% 1/1/2031	200,000	197,347
Public Service Electric and Gas Co 4.9% 8/15/2035	10,000	9,923
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	40,856
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	46,632
Puget Sound Energy Inc 4.223% 6/15/2048	45,000	35,977
Puget Sound Energy Inc 5.33% 6/15/2034	100,000	102,204
Puget Sound Energy Inc 5.598% 9/15/2055	40,000	38,725
Puget Sound Energy Inc 5.685% 6/15/2054	20,000	19,560
Southern California Edison Co 3.45% 2/1/2052	90,000	58,894
Southern California Edison Co 4% 4/1/2047	562,000	417,526
Southern California Edison Co 5.75% 4/15/2054	20,000	18,564
Southern California Edison Co 5.95% 2/1/2038	50,000	50,693
Southern California Edison Co 6.2% 9/15/2055	100,000	99,171
Southern Co/The 3.7% 4/30/2030	120,000	116,100
Southern Co/The 4.25% 7/1/2036	110,000	101,032
Southern Co/The 6.375% 3/15/2055 (c)	10,000	10,285
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	138,563
Southwestern Public Service Co 3.75% 6/15/2049	80,000	57,616
Tampa Electric Co 4.45% 6/15/2049	120,000	97,798
Tampa Electric Co 5.15% 3/1/2035	50,000	50,144
Tucson Electric Power Co 5.5% 4/15/2053	50,000	46,653
Union Electric Co 4.8% 3/15/2036	30,000	29,282
Union Electric Co 5.125% 3/15/2055	70,000	63,428
Union Electric Co 5.45% 3/15/2053	130,000	122,871
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	52,901
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	40,255
Virginia Electric and Power Co 3.775% 3/15/2056	90,000	86,815
Virginia Electric and Power Co 3.8% 4/1/2028	170,000	168,321
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	37,268
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	43,016
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	90,580
Virginia Electric and Power Co 4.9% 9/15/2035	140,000	136,973
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	119,837
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	51,146
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	18,422
Virginia Electric and Power Co 5.6% 9/15/2055	40,000	38,067
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	48,406
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	108,359
Wisconsin Electric Power Co 5.65% 3/15/2056	30,000	29,399
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	100,345
Wisconsin Public Service Corp 4.25% 1/15/2031	220,000	217,486
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	165,630
Xcel Energy Inc 3.4% 6/1/2030	63,000	60,154
Xcel Energy Inc 4% 6/15/2028	76,000	75,524
		23,410,661
Gas Utilities - 0.1%
Atmos Energy Corp 5.2% 8/15/2035	50,000	50,944
Atmos Energy Corp 5.45% 1/15/2056	50,000	47,725
Atmos Energy Corp 5.45% 10/15/2032	180,000	187,132
Atmos Energy Corp 5.9% 11/15/2033	80,000	85,414
Atmos Energy Corp 6.2% 11/15/2053	60,000	63,352
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	132,669
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	100,000	103,706
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	100,000	101,350
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	90,325
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	49,768
Southern California Gas Co 3.75% 9/15/2042	100,000	77,612
Southern California Gas Co 5.05% 9/1/2034	60,000	60,242
Southern California Gas Co 5.2% 6/1/2033	100,000	101,753
Southern California Gas Co 6% 6/15/2055	90,000	90,079
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	234,609
Southwest Gas Corp 5.45% 3/23/2028	76,000	77,394
		1,554,074
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	61,928
AES Corp/The 5.8% 3/15/2032	10,000	10,055
Constellation Energy Generation LLC 4.4% 1/15/2031	80,000	78,957
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	136,154
Constellation Energy Generation LLC 5.875% 1/15/2066	60,000	57,603
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	74,289
Southern Power Co 4.95% 12/15/2046	80,000	69,740
		488,726
Multi-Utilities - 0.5%
Ameren Corp 5% 5/15/2036	100,000	97,318
Ameren Corp 5.7% 12/1/2026	200,000	201,445
Ameren Illinois Co 4.5% 3/15/2049	30,000	24,990
Ameren Illinois Co 4.95% 6/1/2033	140,000	140,690
Ameren Illinois Co 5.55% 7/1/2054	50,000	48,056
Berkshire Hathaway Energy Co 3.7% 7/15/2030	100,000	97,179
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	225,647
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	43,805
Berkshire Hathaway Energy Co 4.5% 2/1/2045	20,000	16,880
CenterPoint Energy Inc 6.85% 2/15/2055 (c)	40,000	41,910
CMS Energy Corp 4.875% 3/1/2044	40,000	35,120
CMS Energy Corp 6.5% 6/1/2055 (c)	100,000	101,804
Consumers Energy Co 4.5% 1/15/2031	60,000	60,072
Consumers Energy Co 4.625% 5/15/2033	130,000	128,741
Consumers Energy Co 4.9% 2/15/2029	110,000	111,825
Consumers Energy Co 5.05% 5/15/2035	60,000	60,249
Dominion Energy Inc 3.375% 4/1/2030	720,000	687,448
Dominion Energy Inc 4.6% 3/15/2049	50,000	40,425
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,106
Dominion Energy Inc 6% 2/15/2056 (c)	90,000	89,426
Dominion Energy Inc 6.2% 2/15/2056 (c)	80,000	79,296
Dominion Energy Inc 7% 6/1/2054 (c)	50,000	52,885
Dominion Energy Inc 7% 6/15/2038	130,000	143,477
DTE Energy Co 2.85% 10/1/2026	140,000	138,935
DTE Energy Co 4.95% 7/1/2027	220,000	221,424
DTE Energy Co 5.05% 10/1/2035	30,000	29,562
DTE Energy Co 5.2% 4/1/2030	110,000	112,185
NiSource Inc 2.95% 9/1/2029	190,000	180,558
NiSource Inc 3.49% 5/15/2027	50,000	49,475
NiSource Inc 3.6% 5/1/2030	250,000	240,911
NiSource Inc 3.95% 3/30/2048	46,000	34,504
NiSource Inc 5.25% 2/15/2043	156,000	144,331
NiSource Inc 5.85% 4/1/2055	80,000	77,771
NiSource Inc 6.95% 11/30/2054 (c)	50,000	51,415
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	102,208
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	72,236
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	31,775
Puget Energy Inc 4.1% 6/15/2030	200,000	193,822
San Diego Gas & Electric Co 4.95% 8/15/2028	140,000	142,217
San Diego Gas & Electric Co 5.2% 3/15/2036	100,000	99,720
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	91,998
San Diego Gas & Electric Co 5.4% 4/15/2035	50,000	50,847
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	47,383
San Diego Gas & Electric Co 5.95% 3/15/2056	10,000	10,027
Sempra 6% 10/15/2039	274,000	279,651
Sempra 6.875% 10/1/2054 (c)	150,000	151,615
WEC Energy Group Inc 4.75% 1/15/2028	140,000	141,024
		5,246,388
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	138,602
American Water Capital Corp 3.75% 9/1/2047	280,000	208,331
American Water Capital Corp 5.2% 4/1/2036	50,000	50,102
American Water Capital Corp 5.45% 3/1/2054	20,000	18,956
		415,991
TOTAL UTILITIES		31,115,840
TOTAL UNITED STATES		278,871,436
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $359,397,689)		336,698,325

U.S. Government Agency - Mortgage Securities - 23.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.9%
Fannie Mae 2% 2/1/2038	227,823	209,397
Fannie Mae 2% 2/1/2051	851,772	691,821
Fannie Mae 2% 2/1/2052	136,151	111,690
Fannie Mae 2% 4/1/2052	183,312	150,035
Fannie Mae 2.5% 11/1/2032	18,137	17,386
Fannie Mae 4.5% 1/1/2055	246,756	238,656
Fannie Mae 5.5% 1/1/2055	330,288	335,605
Fannie Mae 5.5% 1/1/2055	28,694	28,889
Fannie Mae 6% 12/1/2054	134,541	139,825
Fannie Mae 6% 12/1/2054	83,814	85,413
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	326,751	293,687
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,254,146	1,127,434
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	645,433	580,221
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	625,865	562,631
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	296,275	266,341
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	204,844	157,688
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	253,832	228,186
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	137,982	116,282
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,538,387	1,187,609
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	374,146	288,016
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	428,926	386,863
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	176,758	136,178
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	168,680	129,849
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	247,698	228,555
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	769,409	707,183
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	206,789	168,474
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	434,574	354,597
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	385,209	356,764
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	49,432	45,520
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	585,040	476,275
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	509,746	414,979
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	227,030	184,822
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	67,437	54,899
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	37,875	30,668
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	808,688	743,916
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	373,779	304,290
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	370,331	301,483
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,713,641	1,387,560
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	657,193	536,862
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	519,164	420,375
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,135	39,524
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,109,315	1,027,398
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	7,811,615	6,359,354
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	524,861	427,284
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	381,101	310,250
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	304,040	248,656
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	181,747	148,413
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,108,633	897,677
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	845,409	690,616
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	730,098	598,472
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	589,312	482,331
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	23,905	21,972
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	385,805	314,804
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	192,540	157,527
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	33,733	27,441
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	277,854	255,382
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	843,994	685,504
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	732,113	598,065
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	93,200	76,543
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	777,545	714,539
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	868,850	704,810
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	622,842	505,882
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	427,265	347,031
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	321,236	261,716
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,360	14,182
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	223,038	181,155
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	640,182	588,307
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	17,535	16,262
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	589,553	480,317
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	105,959	86,293
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,044,246	848,152
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	227,175	184,941
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	35,126	28,596
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	408,841	358,811
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	603,146	491,015
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	576,744	469,521
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	57,767	47,027
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	166,701	136,699
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	148,008	120,228
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	43,488	39,964
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	342,282	278,648
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	181,584	148,052
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	25,421	20,695
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	428	424
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	9,582	9,229
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	25,825	22,276
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	90,588	76,894
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	163,242	137,342
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	81,361	69,393
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	66,373	56,920
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	53,433	45,823
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	37,488	32,149
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	103,475	99,984
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	567,668	480,615
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	309,736	261,605
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	226,045	194,489
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	113,733	96,860
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	55,362	53,144
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	14,863	14,261
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	269,063	226,372
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	17,127	16,387
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	12,761	11,853
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	416,091	353,193
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	888,548	759,506
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	834,876	710,759
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	723,084	617,395
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	4,543	4,465
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	17,857	17,207
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	67,604	61,389
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	501,665	425,517
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	189,541	159,497
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	39,557	33,905
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	278,819	236,497
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,740,131	1,471,374
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	9,098	8,914
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	281,919	267,475
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	9,115	8,665
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	953,321	808,617
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	62,084	52,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	133,604	126,759
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	25,841	23,434
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	52,247	44,447
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,276,315	1,086,971
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	661,763	560,901
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	938,393	789,650
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	290,872	245,948
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	7,951	7,533
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,648,929	1,397,608
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	24,152	20,320
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	21,467	20,742
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	129,240	122,908
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	102,901	97,501
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	375,181	321,984
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	301,013	255,134
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	128,196	108,657
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	691,808	582,043
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	135,244	113,786
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	20,107	19,395
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	215,649	204,264
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	194,241	183,986
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	153,714	145,166
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	24,838	21,053
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	127,255	114,206
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	265,654	238,612
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	307,842	261,692
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	659,979	564,750
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	484,614	410,752
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	32,106	31,180
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	129,936	125,589
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	345,753	324,835
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	17,977	16,487
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	663,974	591,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	357,733	318,762
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	54,832	48,859
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	281,395	247,487
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	29,208	28,321
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	88,999	85,716
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,092	2,833
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	291,151	266,945
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	52,851	47,539
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	346,911	309,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	211,827	188,751
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	68,323	61,243
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	52,848	47,273
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	114,851	101,981
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	9,638	9,379
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,648	6,098
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	296,972	272,407
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	188,021	169,360
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	13,996	12,607
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	13,571	12,460
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	295,612	265,625
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	160,088	154,133
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	147,938	142,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,294	8,519
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	30,681	27,636
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	7,909	7,107
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	45,223	40,622
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	15,403	14,986
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	37,689	36,688
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	7,306	7,035
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	46,095	42,245
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	44,197	40,476
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,766	6,200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	34,560	31,054
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	330,534	294,010
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	76,325	67,891
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,315,016	2,055,588
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	661,434	591,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	273,928	244,771
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	269,105	239,369
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	236,784	211,877
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	43,932	39,311
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	81,762	79,668
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	35,062	34,060
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,700	12,557
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,699,351	1,559,343
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	14,643	13,394
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	62,915	57,705
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	58,130	53,402
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	49,843	44,787
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	117,638	105,264
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	649,989	573,290
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	35,370	34,348
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	465,534	442,752
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,052	18,388
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	23,728	22,845
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	18,747	16,887
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	9,259	8,978
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	131,723	126,865
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	27,360	25,053
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	829,314	747,004
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	269,789	239,556
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	61,747	60,091
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,767	13,529
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,015,024	919,056
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,107	3,699
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	245,917	219,127
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	106,413	93,765
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,268	8,099
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	125,326	120,703
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	109,347	100,255
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	47,449	42,740
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	26,919	24,691
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,432	3,991
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	9,476	8,536
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	591,233	526,825
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	56,207	50,348
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	53,254	51,340
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	112,399	106,129
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	256,616	246,914
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	181,036	168,908
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	273,629	255,068
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	40,768	37,909
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	39,844	37,038
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	32,541	30,076
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	4,418	4,400
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	21,918	21,343
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	67,936	63,152
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	9,541	9,270
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,016,597	958,569
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	334,518	315,617
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	37,630	35,062
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	30,215	29,982
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	76,392	74,530
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	19,904	19,338
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	8,624	8,425
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	110,924	103,389
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	68,672	63,578
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	286,816	263,748
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	290,467	273,876
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	212,162	196,292
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	53,260	49,726
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,423,194	2,224,511
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	20,915	20,432
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	13,304	12,954
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	491,922	464,136
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	135,253	125,135
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	103,754	96,122
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	15,878	15,550
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	22,469	21,949
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	11,859	11,585
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,498,737	1,411,619
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	221,222	205,711
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	477,647	441,767
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,279	4,167
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	43,321	42,116
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	45,324	43,258
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	9,858	9,609
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,189	7,013
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,302	4,197
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	28,478	27,473
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	53,158	51,084
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	28,936	27,617
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	11,724	11,164
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,214	7,822
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	351,403	334,509
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	411,326	387,953
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	57,527	55,830
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	44,860	43,694
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	35,050	33,762
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	112,529	107,154
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	41,624	40,539
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	55,384	53,903
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	29,796	28,698
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,769	12,159
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	4,723	4,496
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	86,183	84,249
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,192	9,937
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	48,044	46,748
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	27,211	26,198
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	51,058	49,762
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,204	6,938
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	47,206	45,535
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	19,848	19,303
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	101,223	96,452
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	48,720	46,424
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	299,705	283,986
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	843,312	811,947
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	44,030	41,995
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,925	18,045
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	7,651	7,458
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	49,469	47,601
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	5,209	5,013
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	29,744	28,398
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,459	2,342
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	243,311	230,930
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	143,341	136,181
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	3,357	3,336
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	33,336	32,481
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,219	5,018
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,276,562	1,216,390
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	66,731	63,586
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	8,802	8,387
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	326,998	310,665
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	48,342	46,487
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,555	5,341
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	17,993	17,173
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	23,613	22,500
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	85,149	81,135
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	192,086	182,912
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	121,017	114,329
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	11,689	11,417
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	51,273	49,305
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	83,453	79,441
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	467,800	441,510
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	224,898	214,578
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	170,383	160,808
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	57,848	55,627
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	224,227	213,657
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,989	4,749
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,631	2,506
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	95,458	90,869
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	129,506	122,795
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,080	13,767
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	40,245	39,276
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	372,583	359,391
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	39,768	38,360
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	32,241	32,125
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,400	8,197
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	291,030	281,930
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	24,207	23,390
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	8,737	8,517
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,830	2,761
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	41,733	40,715
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	92,671	90,324
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	394,919	382,571
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	691,668	686,444
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	7,103	6,932
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	328,496	320,483
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	69,638	68,114
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	57,279	55,900
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	552,524	536,112
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	38,100	37,183
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	459,506	443,990
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	256,861	255,002
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,422	11,172
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,621	8,432
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	167,679	163,642
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	369,601	360,355
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2056	25,000	24,115
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,515	12,277
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	23,651	23,111
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	183,962	179,702
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	10,045	9,816
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	48,511	48,308
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,812	14,511
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	72,831	71,237
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,173	8,940
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	25,275	24,659
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	17,358	16,951
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,371	2,313
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,297	2,240
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	341,167	329,967
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	18,846	18,741
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	467,130	464,154
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	105,558	107,492
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	12,348	12,400
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	34,057	34,244
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	389,763	387,279
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	281,329	279,326
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	85,225	84,389
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	22,411	22,240
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	12,411	12,464
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	75,466	75,032
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	172,350	170,660
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	9,780	9,846
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	49,786	49,998
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	26,106	26,282
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	392,365	388,149
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	453,772	453,115
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	54,620	54,989
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	311,963	309,682
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	290,318	286,745
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	6,707	6,753
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	25,453	25,593
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	163,602	161,811
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	257,745	254,251
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,316	10,395
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	20,279	20,434
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	448,303	446,708
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	169,099	166,754
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,362	2,379
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	246,284	247,947
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,455	21,142
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,415	19,033
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,306	18,778
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	614,635	626,064
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	341,971	345,900
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	20,333	20,566
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	175,423	177,082
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	15,348	15,873
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	689,677	693,828
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2055	348,961	350,543
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	14,973	15,458
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	500,541	505,520
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	1,122,563	1,134,405
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	722,229	734,362
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	865,392	878,037
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	23,306	23,453
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	22,302	23,023
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	255,682	257,241
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	54,191	54,454
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	20,267	20,845
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	29,215	29,505
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,812,875	1,823,077
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	606,703	610,402
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	291,042	296,113
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	161,179	162,228
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	180,908	183,820
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	440,710	442,708
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	104,065	104,537
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	368,462	371,745
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	292,039	293,363
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	282,823	285,342
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	161,746	163,086
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	136,323	137,022
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	122,618	126,427
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	248,868	253,681
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	23,975	24,757
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	168,525	173,115
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	309,991	317,126
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	280,459	286,915
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	71,943	74,877
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	394,076	405,240
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	285,907	294,900
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	1,019,754	1,043,227
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	491,713	503,723
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	221,670	229,405
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	206,683	211,249
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	214,038	218,159
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	440,231	455,455
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	75,988	77,790
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	260,482	265,550
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	233,037	240,445
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	123,719	128,384
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	109,440	113,566
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	366,193	378,283
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	51,723	52,950
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	541,118	552,026
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	163,861	170,142
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	73,977	75,437
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	515,360	529,638
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	400,005	414,119
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	473,684	489,926
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	165,524	172,260
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2055	408,622	422,122
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	622,728	643,414
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	75,322	77,845
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	51,133	53,022
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	249,025	258,517
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	153,767	158,883
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	142,164	147,114
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	17,773	18,616
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	209,766	221,892
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	170,479	179,415
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	54,930	56,938
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	798,483	841,411
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	54,593	57,672
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	50,991	54,154
Federal Home Loan Bank 5% 1/1/2056	1,663,717	1,654,676
Freddie Mac 5.5% 1/1/2055	41,175	41,372
Freddie Mac Gold Pool 1.5% 10/1/2036	302,012	271,499
Freddie Mac Gold Pool 1.5% 10/1/2041	188,550	159,000
Freddie Mac Gold Pool 1.5% 10/1/2051	1,574,316	1,211,901
Freddie Mac Gold Pool 1.5% 10/1/2051	165,513	127,514
Freddie Mac Gold Pool 1.5% 11/1/2040	150,708	128,385
Freddie Mac Gold Pool 1.5% 11/1/2051	466,424	359,051
Freddie Mac Gold Pool 1.5% 11/1/2051	87,661	67,481
Freddie Mac Gold Pool 1.5% 2/1/2037	64,120	57,632
Freddie Mac Gold Pool 1.5% 2/1/2042	106,619	90,400
Freddie Mac Gold Pool 1.5% 3/1/2037	75,040	67,446
Freddie Mac Gold Pool 1.5% 7/1/2036	222,258	199,976
Freddie Mac Gold Pool 1.5% 7/1/2041	488,835	413,444
Freddie Mac Gold Pool 1.5% 7/1/2051	448,950	345,880
Freddie Mac Gold Pool 2% 1/1/2051	1,373,677	1,118,296
Freddie Mac Gold Pool 2% 1/1/2051	801,036	651,614
Freddie Mac Gold Pool 2% 1/1/2051	388,921	316,373
Freddie Mac Gold Pool 2% 1/1/2051	342,121	279,372
Freddie Mac Gold Pool 2% 1/1/2051	184,257	150,635
Freddie Mac Gold Pool 2% 1/1/2051	129,609	105,959
Freddie Mac Gold Pool 2% 1/1/2052	1,792,123	1,451,108
Freddie Mac Gold Pool 2% 1/1/2052	70,032	57,450
Freddie Mac Gold Pool 2% 10/1/2030	62,798	60,418
Freddie Mac Gold Pool 2% 10/1/2050	36,652	29,838
Freddie Mac Gold Pool 2% 10/1/2051	2,884,521	2,335,639
Freddie Mac Gold Pool 2% 10/1/2051	566,323	458,560
Freddie Mac Gold Pool 2% 11/1/2035	236,005	218,578
Freddie Mac Gold Pool 2% 11/1/2035	83,929	77,732
Freddie Mac Gold Pool 2% 11/1/2050	70,584	57,969
Freddie Mac Gold Pool 2% 11/1/2051	1,299,845	1,052,504
Freddie Mac Gold Pool 2% 11/1/2051	844,156	683,526
Freddie Mac Gold Pool 2% 11/1/2051	741,307	600,248
Freddie Mac Gold Pool 2% 12/1/2051	831,277	680,371
Freddie Mac Gold Pool 2% 12/1/2051	474,724	381,869
Freddie Mac Gold Pool 2% 12/1/2051	210,422	170,382
Freddie Mac Gold Pool 2% 12/1/2051	136,463	111,860
Freddie Mac Gold Pool 2% 2/1/2036	709,375	654,553
Freddie Mac Gold Pool 2% 2/1/2051	597,395	485,213
Freddie Mac Gold Pool 2% 2/1/2051	320,741	258,005
Freddie Mac Gold Pool 2% 2/1/2052	19,127	15,469
Freddie Mac Gold Pool 2% 3/1/2051	1,975,504	1,608,237
Freddie Mac Gold Pool 2% 4/1/2036	1,380,361	1,273,684
Freddie Mac Gold Pool 2% 4/1/2042	837,852	735,160
Freddie Mac Gold Pool 2% 5/1/2051	1,582,719	1,285,508
Freddie Mac Gold Pool 2% 5/1/2051	22,032	18,074
Freddie Mac Gold Pool 2% 5/1/2052	514,811	421,676
Freddie Mac Gold Pool 2% 7/1/2051	1,003,445	820,657
Freddie Mac Gold Pool 2% 7/1/2051	651,725	529,340
Freddie Mac Gold Pool 2% 7/1/2051	186,248	151,273
Freddie Mac Gold Pool 2% 7/1/2051	132,157	109,033
Freddie Mac Gold Pool 2% 8/1/2050	271,206	221,973
Freddie Mac Gold Pool 2% 8/1/2051	259,942	211,128
Freddie Mac Gold Pool 2% 8/1/2051	19,758	16,085
Freddie Mac Gold Pool 2% 9/1/2035	153,751	142,397
Freddie Mac Gold Pool 2% 9/1/2041	1,742,637	1,520,631
Freddie Mac Gold Pool 2% 9/1/2050	169,484	137,975
Freddie Mac Gold Pool 2% 9/1/2050	168,892	137,493
Freddie Mac Gold Pool 2% 9/1/2050	18,678	15,206
Freddie Mac Gold Pool 2% 9/1/2051	1,008,726	818,356
Freddie Mac Gold Pool 2.5% 1/1/2035	394,675	375,194
Freddie Mac Gold Pool 2.5% 1/1/2047	18,957	16,352
Freddie Mac Gold Pool 2.5% 1/1/2051	2,144,000	1,819,903
Freddie Mac Gold Pool 2.5% 1/1/2052	1,372,869	1,162,336
Freddie Mac Gold Pool 2.5% 10/1/2050	1,135,136	976,669
Freddie Mac Gold Pool 2.5% 10/1/2050	726,855	617,888
Freddie Mac Gold Pool 2.5% 10/1/2051	731,902	619,663
Freddie Mac Gold Pool 2.5% 11/1/2050	553,319	474,691
Freddie Mac Gold Pool 2.5% 11/1/2051	431,904	365,670
Freddie Mac Gold Pool 2.5% 11/1/2051	124,194	106,623
Freddie Mac Gold Pool 2.5% 12/1/2051	947,019	796,761
Freddie Mac Gold Pool 2.5% 12/1/2051	712,555	606,623
Freddie Mac Gold Pool 2.5% 12/1/2051	67,526	57,910
Freddie Mac Gold Pool 2.5% 2/1/2030	31,463	30,716
Freddie Mac Gold Pool 2.5% 2/1/2051	690,010	585,705
Freddie Mac Gold Pool 2.5% 2/1/2052	1,959,303	1,656,696
Freddie Mac Gold Pool 2.5% 3/1/2033	15,405	14,776
Freddie Mac Gold Pool 2.5% 3/1/2035	404,853	384,111
Freddie Mac Gold Pool 2.5% 3/1/2050	33,463	28,206
Freddie Mac Gold Pool 2.5% 4/1/2027	8,038	7,968
Freddie Mac Gold Pool 2.5% 4/1/2036	139,520	132,023
Freddie Mac Gold Pool 2.5% 4/1/2042	297,822	266,412
Freddie Mac Gold Pool 2.5% 4/1/2051	356,431	299,878
Freddie Mac Gold Pool 2.5% 4/1/2051	248,079	208,718
Freddie Mac Gold Pool 2.5% 4/1/2052	464,091	392,922
Freddie Mac Gold Pool 2.5% 4/1/2052	136,913	117,415
Freddie Mac Gold Pool 2.5% 4/1/2052	90,927	76,884
Freddie Mac Gold Pool 2.5% 5/1/2051	1,123,621	952,364
Freddie Mac Gold Pool 2.5% 5/1/2051	130,075	111,672
Freddie Mac Gold Pool 2.5% 7/1/2029	11,679	11,526
Freddie Mac Gold Pool 2.5% 7/1/2051	1,170,180	991,827
Freddie Mac Gold Pool 2.5% 7/1/2052	1,128,461	949,414
Freddie Mac Gold Pool 2.5% 7/1/2052	613,038	519,602
Freddie Mac Gold Pool 2.5% 8/1/2035	166,222	157,446
Freddie Mac Gold Pool 2.5% 8/1/2051	2,292,824	1,943,364
Freddie Mac Gold Pool 2.5% 9/1/2050	57,360	48,761
Freddie Mac Gold Pool 3% 1/1/2029	11,518	11,375
Freddie Mac Gold Pool 3% 1/1/2033	4,339	4,218
Freddie Mac Gold Pool 3% 10/1/2043	118,695	109,200
Freddie Mac Gold Pool 3% 11/1/2034	38,958	37,509
Freddie Mac Gold Pool 3% 2/1/2035	61,041	58,771
Freddie Mac Gold Pool 3% 2/1/2052	637,990	561,112
Freddie Mac Gold Pool 3% 3/1/2033	3,336	3,241
Freddie Mac Gold Pool 3% 3/1/2035	38,911	37,464
Freddie Mac Gold Pool 3% 3/1/2045	24,397	22,192
Freddie Mac Gold Pool 3% 4/1/2035	7,110	6,841
Freddie Mac Gold Pool 3% 4/1/2045	33,329	30,295
Freddie Mac Gold Pool 3% 4/1/2050	156,714	140,229
Freddie Mac Gold Pool 3% 7/1/2045	11,427	10,374
Freddie Mac Gold Pool 3% 7/1/2049	317,587	284,180
Freddie Mac Gold Pool 3% 8/1/2047	26,682	24,030
Freddie Mac Gold Pool 3% 8/1/2051	123,690	110,061
Freddie Mac Gold Pool 3% 8/1/2052	2,023,082	1,809,013
Freddie Mac Gold Pool 3% 9/1/2034	1,215	1,169
Freddie Mac Gold Pool 3.5% 1/1/2050	83,388	76,994
Freddie Mac Gold Pool 3.5% 1/1/2050	40,591	37,516
Freddie Mac Gold Pool 3.5% 10/1/2047	103,842	96,594
Freddie Mac Gold Pool 3.5% 12/1/2033	125,724	122,660
Freddie Mac Gold Pool 3.5% 2/1/2048	50,976	47,444
Freddie Mac Gold Pool 3.5% 2/1/2048	8,489	7,901
Freddie Mac Gold Pool 3.5% 2/1/2049	14,050	13,050
Freddie Mac Gold Pool 3.5% 3/1/2048	172,726	160,758
Freddie Mac Gold Pool 3.5% 3/1/2048	72,217	67,258
Freddie Mac Gold Pool 3.5% 3/1/2050	1,148,948	1,071,977
Freddie Mac Gold Pool 3.5% 3/1/2050	219,639	202,660
Freddie Mac Gold Pool 3.5% 5/1/2052	464,142	426,376
Freddie Mac Gold Pool 3.5% 6/1/2049	80,707	74,721
Freddie Mac Gold Pool 3.5% 6/1/2052	158,381	145,642
Freddie Mac Gold Pool 3.5% 7/1/2033	19,717	19,261
Freddie Mac Gold Pool 3.5% 7/1/2046	690,220	646,665
Freddie Mac Gold Pool 3.5% 7/1/2049	251,385	232,581
Freddie Mac Gold Pool 3.5% 7/1/2052	73,072	67,469
Freddie Mac Gold Pool 3.5% 8/1/2046	83,456	77,804
Freddie Mac Gold Pool 3.5% 8/1/2052	149,530	138,064
Freddie Mac Gold Pool 3.5% 9/1/2033	30,827	30,115
Freddie Mac Gold Pool 3.5% 9/1/2048	40,520	37,675
Freddie Mac Gold Pool 3.5% 9/1/2052	770,376	706,971
Freddie Mac Gold Pool 4% 1/1/2039	80,083	78,536
Freddie Mac Gold Pool 4% 1/1/2041	53,082	51,827
Freddie Mac Gold Pool 4% 1/1/2041	26,161	25,542
Freddie Mac Gold Pool 4% 1/1/2044	33,593	32,404
Freddie Mac Gold Pool 4% 1/1/2047	153,614	147,814
Freddie Mac Gold Pool 4% 10/1/2042	11,942	11,601
Freddie Mac Gold Pool 4% 10/1/2048	67,385	64,166
Freddie Mac Gold Pool 4% 10/1/2048	42,865	40,894
Freddie Mac Gold Pool 4% 10/1/2050	120,728	114,811
Freddie Mac Gold Pool 4% 11/1/2033	38,086	37,869
Freddie Mac Gold Pool 4% 11/1/2036	60,728	59,710
Freddie Mac Gold Pool 4% 11/1/2048	218,674	208,230
Freddie Mac Gold Pool 4% 11/1/2048	6,688	6,368
Freddie Mac Gold Pool 4% 11/1/2049	74,726	71,134
Freddie Mac Gold Pool 4% 12/1/2040	28,367	27,696
Freddie Mac Gold Pool 4% 2/1/2041	35,243	34,425
Freddie Mac Gold Pool 4% 2/1/2041	9,067	8,843
Freddie Mac Gold Pool 4% 2/1/2043	49,025	47,363
Freddie Mac Gold Pool 4% 2/1/2049	22,403	21,333
Freddie Mac Gold Pool 4% 3/1/2038	132,780	130,238
Freddie Mac Gold Pool 4% 4/1/2035	47,579	47,174
Freddie Mac Gold Pool 4% 4/1/2038	127,494	125,053
Freddie Mac Gold Pool 4% 4/1/2042	21,495	20,975
Freddie Mac Gold Pool 4% 4/1/2049	426,172	405,684
Freddie Mac Gold Pool 4% 4/1/2049	288,850	276,318
Freddie Mac Gold Pool 4% 4/1/2053	179,951	170,625
Freddie Mac Gold Pool 4% 5/1/2045	7,866	7,650
Freddie Mac Gold Pool 4% 5/1/2048	18,668	17,810
Freddie Mac Gold Pool 4% 6/1/2046	46,235	44,864
Freddie Mac Gold Pool 4% 6/1/2047	837,107	796,526
Freddie Mac Gold Pool 4% 6/1/2048	27,302	26,046
Freddie Mac Gold Pool 4% 6/1/2049	12,474	11,874
Freddie Mac Gold Pool 4% 7/1/2042	9,422	9,196
Freddie Mac Gold Pool 4% 7/1/2045	44,655	43,549
Freddie Mac Gold Pool 4% 8/1/2049	23,222	22,105
Freddie Mac Gold Pool 4% 8/1/2052	377,703	358,838
Freddie Mac Gold Pool 4% 9/1/2040	8,687	8,484
Freddie Mac Gold Pool 4% 9/1/2045	81,064	78,022
Freddie Mac Gold Pool 4% 9/1/2049	245,636	233,828
Freddie Mac Gold Pool 4% 9/1/2052	301,798	285,215
Freddie Mac Gold Pool 4.5% 1/1/2049	20,402	19,911
Freddie Mac Gold Pool 4.5% 1/1/2053	526,434	511,948
Freddie Mac Gold Pool 4.5% 1/1/2053	172,925	167,518
Freddie Mac Gold Pool 4.5% 1/1/2056	24,999	24,121
Freddie Mac Gold Pool 4.5% 10/1/2052	697,104	675,308
Freddie Mac Gold Pool 4.5% 10/1/2052	245,761	237,828
Freddie Mac Gold Pool 4.5% 10/1/2052	226,872	219,779
Freddie Mac Gold Pool 4.5% 11/1/2040	354,715	353,227
Freddie Mac Gold Pool 4.5% 11/1/2048	39,846	38,886
Freddie Mac Gold Pool 4.5% 11/1/2049	18,216	17,772
Freddie Mac Gold Pool 4.5% 11/1/2052	555,509	538,140
Freddie Mac Gold Pool 4.5% 3/1/2050	46,326	45,182
Freddie Mac Gold Pool 4.5% 4/1/2050	56,469	55,074
Freddie Mac Gold Pool 4.5% 6/1/2048	82,346	80,466
Freddie Mac Gold Pool 4.5% 6/1/2052	199,841	193,717
Freddie Mac Gold Pool 4.5% 7/1/2038	141,610	140,939
Freddie Mac Gold Pool 4.5% 7/1/2041	84,991	84,572
Freddie Mac Gold Pool 4.5% 7/1/2053	164,456	159,263
Freddie Mac Gold Pool 4.5% 8/1/2048	249,938	244,076
Freddie Mac Gold Pool 4.5% 9/1/2048	33,774	33,023
Freddie Mac Gold Pool 4.5% 9/1/2048	3,166	3,092
Freddie Mac Gold Pool 4.5% 9/1/2054	619,509	598,590
Freddie Mac Gold Pool 5% 11/1/2052	166,411	165,351
Freddie Mac Gold Pool 5% 11/1/2054	401,729	396,659
Freddie Mac Gold Pool 5% 11/1/2054	287,666	283,838
Freddie Mac Gold Pool 5% 11/1/2054	49,363	48,740
Freddie Mac Gold Pool 5% 12/1/2048	6,467	6,511
Freddie Mac Gold Pool 5% 12/1/2053	699,844	692,541
Freddie Mac Gold Pool 5% 12/1/2053	429,236	429,318
Freddie Mac Gold Pool 5% 12/1/2053	85,739	84,845
Freddie Mac Gold Pool 5% 2/1/2049	14,032	14,144
Freddie Mac Gold Pool 5% 2/1/2049	10,014	10,082
Freddie Mac Gold Pool 5% 3/1/2044	129,122	129,106
Freddie Mac Gold Pool 5% 3/1/2053	605,666	599,649
Freddie Mac Gold Pool 5% 3/1/2053	335,009	331,634
Freddie Mac Gold Pool 5% 3/1/2054	514,060	507,732
Freddie Mac Gold Pool 5% 3/1/2056	500,000	493,064
Freddie Mac Gold Pool 5% 4/1/2039	115,621	116,701
Freddie Mac Gold Pool 5% 4/1/2048	11,015	11,074
Freddie Mac Gold Pool 5% 4/1/2049	105,953	106,536
Freddie Mac Gold Pool 5% 4/1/2055	143,597	141,650
Freddie Mac Gold Pool 5% 4/1/2056	1,300,000	1,282,008
Freddie Mac Gold Pool 5% 5/1/2050	47,885	48,028
Freddie Mac Gold Pool 5% 6/1/2030	3,036	3,062
Freddie Mac Gold Pool 5% 6/1/2053	1,053,421	1,043,746
Freddie Mac Gold Pool 5% 7/1/2052	305,759	304,011
Freddie Mac Gold Pool 5% 8/1/2048	11,497	11,586
Freddie Mac Gold Pool 5% 8/1/2049	499,630	502,380
Freddie Mac Gold Pool 5% 8/1/2049	28,417	28,573
Freddie Mac Gold Pool 5% 8/1/2049	11,090	11,151
Freddie Mac Gold Pool 5% 8/1/2052	223,198	222,323
Freddie Mac Gold Pool 5% 8/1/2055	157,318	156,070
Freddie Mac Gold Pool 5% 9/1/2049	321,464	322,831
Freddie Mac Gold Pool 5% 9/1/2054	517,392	510,861
Freddie Mac Gold Pool 5% 9/1/2055	97,870	96,512
Freddie Mac Gold Pool 5.5% 1/1/2040	321,230	327,527
Freddie Mac Gold Pool 5.5% 1/1/2053	213,338	215,272
Freddie Mac Gold Pool 5.5% 1/1/2053	162,778	163,964
Freddie Mac Gold Pool 5.5% 10/1/2052	302,705	306,182
Freddie Mac Gold Pool 5.5% 10/1/2054	321,504	326,955
Freddie Mac Gold Pool 5.5% 10/1/2055	544,517	554,164
Freddie Mac Gold Pool 5.5% 11/1/2053	401,973	405,303
Freddie Mac Gold Pool 5.5% 11/1/2054	1,319,734	1,326,304
Freddie Mac Gold Pool 5.5% 11/1/2054	271,855	277,250
Freddie Mac Gold Pool 5.5% 11/1/2054	114,156	114,727
Freddie Mac Gold Pool 5.5% 12/1/2052	373,380	377,669
Freddie Mac Gold Pool 5.5% 3/1/2053	357,731	361,505
Freddie Mac Gold Pool 5.5% 3/1/2055	495,335	498,007
Freddie Mac Gold Pool 5.5% 4/1/2053	537,063	542,393
Freddie Mac Gold Pool 5.5% 4/1/2054	514,555	525,410
Freddie Mac Gold Pool 5.5% 4/1/2054	301,535	303,373
Freddie Mac Gold Pool 5.5% 5/1/2055	42,619	42,815
Freddie Mac Gold Pool 5.5% 6/1/2049	95,867	98,968
Freddie Mac Gold Pool 5.5% 6/1/2055	242,035	243,140
Freddie Mac Gold Pool 5.5% 7/1/2054	43,012	43,275
Freddie Mac Gold Pool 5.5% 7/1/2055	385,476	387,224
Freddie Mac Gold Pool 5.5% 8/1/2053	156,806	158,105
Freddie Mac Gold Pool 5.5% 8/1/2054	127,944	128,724
Freddie Mac Gold Pool 5.5% 9/1/2040	146,973	149,762
Freddie Mac Gold Pool 5.5% 9/1/2053	286,739	292,103
Freddie Mac Gold Pool 5.5% 9/1/2053	41,239	41,540
Freddie Mac Gold Pool 5.5% 9/1/2054	312,520	314,401
Freddie Mac Gold Pool 5.5% 9/1/2055	814,332	818,024
Freddie Mac Gold Pool 5.5% 9/1/2055	710,881	714,104
Freddie Mac Gold Pool 6% 1/1/2053	513,774	524,773
Freddie Mac Gold Pool 6% 1/1/2055	294,618	300,294
Freddie Mac Gold Pool 6% 1/1/2055	200,001	204,173
Freddie Mac Gold Pool 6% 10/1/2055	632,427	646,695
Freddie Mac Gold Pool 6% 11/1/2053	207,028	211,793
Freddie Mac Gold Pool 6% 11/1/2053	38,086	38,963
Freddie Mac Gold Pool 6% 11/1/2054	355,116	362,125
Freddie Mac Gold Pool 6% 11/1/2054	335,956	343,019
Freddie Mac Gold Pool 6% 12/1/2052	67,939	69,684
Freddie Mac Gold Pool 6% 12/1/2053	338,705	350,523
Freddie Mac Gold Pool 6% 12/1/2054	23,293	23,745
Freddie Mac Gold Pool 6% 2/1/2055	234,355	243,558
Freddie Mac Gold Pool 6% 2/1/2055	109,259	113,345
Freddie Mac Gold Pool 6% 3/1/2053	256,259	262,517
Freddie Mac Gold Pool 6% 4/1/2054	615,293	638,300
Freddie Mac Gold Pool 6% 4/1/2054	464,660	478,609
Freddie Mac Gold Pool 6% 4/1/2054	46,525	48,010
Freddie Mac Gold Pool 6% 4/1/2055	747,299	762,334
Freddie Mac Gold Pool 6% 5/1/2054	802,603	832,865
Freddie Mac Gold Pool 6% 5/1/2054	267,329	272,876
Freddie Mac Gold Pool 6% 5/1/2054	23,787	24,340
Freddie Mac Gold Pool 6% 5/1/2055	247,834	253,062
Freddie Mac Gold Pool 6% 7/1/2053	18,052	18,481
Freddie Mac Gold Pool 6% 8/1/2054	404,440	412,423
Freddie Mac Gold Pool 6% 8/1/2055	215,625	223,233
Freddie Mac Gold Pool 6% 9/1/2054	197,162	204,596
Freddie Mac Gold Pool 6.5% 1/1/2054	38,981	40,329
Freddie Mac Gold Pool 6.5% 10/1/2053	388,588	402,459
Freddie Mac Gold Pool 6.5% 10/1/2053	198,216	205,539
Freddie Mac Gold Pool 6.5% 10/1/2054	123,227	127,356
Freddie Mac Gold Pool 6.5% 11/1/2052	66,974	69,515
Freddie Mac Gold Pool 6.5% 12/1/2053	183,726	192,940
Freddie Mac Gold Pool 6.5% 12/1/2054	179,012	189,360
Freddie Mac Gold Pool 6.5% 2/1/2054	329,598	345,714
Freddie Mac Gold Pool 6.5% 6/1/2054	348,034	366,275
Freddie Mac Gold Pool 6.5% 6/1/2054	178,600	188,408
Freddie Mac Gold Pool 6.5% 7/1/2054	220,476	228,722
Freddie Mac Gold Pool 6.5% 7/1/2054	206,006	213,211
Freddie Mac Gold Pool 6.5% 7/1/2055	262,592	276,765
Freddie Mac Gold Pool 6.5% 7/1/2055	57,698	60,682
Freddie Mac Gold Pool 6.5% 8/1/2053	53,261	55,241
Freddie Mac Gold Pool 6.5% 8/1/2054	138,158	142,788
Freddie Mac Gold Pool 6.5% 8/1/2055	76,342	78,859
Freddie Mac Gold Pool 6.5% 9/1/2053	181,184	187,921
Freddie Mac Gold Pool 6.5% 9/1/2054	215,048	226,856
Freddie Mac Gold Pool 6.5% 9/1/2055	259,950	268,538
Freddie Mac Gold Pool 7% 1/1/2054	261,312	277,472
Freddie Mac Gold Pool 7% 1/1/2054	66,963	71,038
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	775,191	801,271
Freddie Mac Non Gold Pool 5.5% 4/1/2054	200,460	201,932
Freddie Mac Non Gold Pool 5.5% 8/1/2055	243,793	246,388
Freddie Mac Non Gold Pool 6% 12/1/2053	420,344	429,763
Freddie Mac Non Gold Pool 6.5% 8/1/2053	435,284	451,536
Ginnie Mae I Pool 3% 10/20/2042	166,150	152,813
Ginnie Mae I Pool 3% 11/20/2052	147,064	131,560
Ginnie Mae I Pool 3% 7/20/2052	73,145	65,319
Ginnie Mae I Pool 3.5% 10/20/2052	387,583	357,563
Ginnie Mae I Pool 3.5% 11/20/2052	41,487	38,272
Ginnie Mae I Pool 3.5% 12/20/2052	206,120	190,155
Ginnie Mae I Pool 3.5% 7/20/2052	149,857	138,250
Ginnie Mae I Pool 3.5% 9/20/2052	503,543	464,542
Ginnie Mae I Pool 4% 1/20/2053	157,368	148,555
Ginnie Mae I Pool 4% 10/20/2052	617,362	582,402
Ginnie Mae I Pool 4% 12/20/2052	125,509	118,480
Ginnie Mae I Pool 4% 3/20/2047	43,239	41,361
Ginnie Mae I Pool 4% 8/20/2052	225,778	213,010
Ginnie Mae I Pool 4% 9/20/2052	309,418	291,896
Ginnie Mae I Pool 4.5% 10/20/2052	379,533	369,148
Ginnie Mae I Pool 4.5% 11/20/2052	303,944	295,628
Ginnie Mae I Pool 4.5% 4/20/2053	165,071	160,348
Ginnie Mae I Pool 4.5% 5/20/2053	246,883	239,665
Ginnie Mae I Pool 4.5% 8/20/2052	366,627	356,202
Ginnie Mae I Pool 5% 1/20/2053	153,568	153,031
Ginnie Mae I Pool 5% 10/20/2052	358,082	357,165
Ginnie Mae I Pool 5% 11/20/2049	68,301	68,979
Ginnie Mae I Pool 5% 11/20/2052	73,557	73,369
Ginnie Mae I Pool 5% 4/20/2053	304,371	303,021
Ginnie Mae I Pool 5% 6/20/2053	159,695	158,937
Ginnie Mae I Pool 5% 7/20/2052	214,145	213,731
Ginnie Mae I Pool 5% 9/20/2052	71,803	71,620
Ginnie Mae I Pool 5.5% 1/20/2053	122,718	124,729
Ginnie Mae I Pool 5.5% 10/20/2052	257,207	261,683
Ginnie Mae I Pool 5.5% 10/20/2054	157,193	158,651
Ginnie Mae I Pool 5.5% 12/20/2052	124,662	126,744
Ginnie Mae I Pool 5.5% 2/20/2053	127,163	129,167
Ginnie Mae I Pool 5.5% 4/20/2053	367,432	373,108
Ginnie Mae I Pool 5.5% 5/20/2053	284,755	289,064
Ginnie Mae I Pool 6% 1/20/2053	337,748	345,645
Ginnie Mae I Pool 6% 12/20/2052	191,483	196,080
Ginnie Mae I Pool 6.5% 12/20/2052	171,956	179,362
Ginnie Mae II Pool 1.5% 5/20/2051	87,483	68,995
Ginnie Mae II Pool 2% 1/20/2051	1,607,064	1,325,025
Ginnie Mae II Pool 2% 1/20/2052	250,061	206,176
Ginnie Mae II Pool 2% 11/20/2051	806,262	664,764
Ginnie Mae II Pool 2% 12/20/2050	1,809,556	1,491,980
Ginnie Mae II Pool 2% 12/20/2051	142,069	117,136
Ginnie Mae II Pool 2% 2/20/2051	335,199	276,372
Ginnie Mae II Pool 2% 2/20/2052	198,785	163,898
Ginnie Mae II Pool 2% 3/20/2051	2,521,987	2,079,379
Ginnie Mae II Pool 2% 3/20/2052	71,077	58,603
Ginnie Mae II Pool 2% 4/20/2051	1,868,841	1,540,860
Ginnie Mae II Pool 2% 4/20/2052	406,287	334,984
Ginnie Mae II Pool 2% 6/20/2051	191,088	157,552
Ginnie Mae II Pool 2% 7/20/2051	741,943	611,732
Ginnie Mae II Pool 2% 8/20/2051	370,238	305,261
Ginnie Mae II Pool 2% 9/20/2050	230,912	190,675
Ginnie Mae II Pool 2.5% 1/20/2051	358,545	308,352
Ginnie Mae II Pool 2.5% 1/20/2052	331,452	284,741
Ginnie Mae II Pool 2.5% 10/20/2046	20,833	18,186
Ginnie Mae II Pool 2.5% 10/20/2050	549,583	473,849
Ginnie Mae II Pool 2.5% 10/20/2051	459,199	394,485
Ginnie Mae II Pool 2.5% 10/20/2053	115,062	98,936
Ginnie Mae II Pool 2.5% 11/20/2050	573,530	493,958
Ginnie Mae II Pool 2.5% 11/20/2051	432,026	371,142
Ginnie Mae II Pool 2.5% 12/20/2049	108,887	93,984
Ginnie Mae II Pool 2.5% 12/20/2050	513,531	441,722
Ginnie Mae II Pool 2.5% 2/20/2051	298,552	256,757
Ginnie Mae II Pool 2.5% 2/20/2052	847,853	728,367
Ginnie Mae II Pool 2.5% 2/20/2055	183,017	157,253
Ginnie Mae II Pool 2.5% 3/20/2052	291,643	250,543
Ginnie Mae II Pool 2.5% 4/20/2050	54,631	47,154
Ginnie Mae II Pool 2.5% 4/20/2051	56,493	48,532
Ginnie Mae II Pool 2.5% 4/20/2052	167,464	143,864
Ginnie Mae II Pool 2.5% 5/20/2050	50,108	43,203
Ginnie Mae II Pool 2.5% 5/20/2051	1,297,045	1,114,255
Ginnie Mae II Pool 2.5% 5/20/2052	541,139	464,877
Ginnie Mae II Pool 2.5% 6/20/2050	241,474	208,198
Ginnie Mae II Pool 2.5% 7/20/2051	1,677,096	1,440,747
Ginnie Mae II Pool 2.5% 8/20/2050	885,410	762,475
Ginnie Mae II Pool 2.5% 8/20/2051	339,132	291,339
Ginnie Mae II Pool 2.5% 9/20/2050	531,198	457,997
Ginnie Mae II Pool 2.5% 9/20/2051	597,095	512,948
Ginnie Mae II Pool 3% 1/20/2043	2,779	2,554
Ginnie Mae II Pool 3% 1/20/2048	16,798	15,164
Ginnie Mae II Pool 3% 1/20/2050	505,725	452,567
Ginnie Mae II Pool 3% 1/20/2051	14,250	12,743
Ginnie Mae II Pool 3% 10/20/2051	30,935	27,616
Ginnie Mae II Pool 3% 11/20/2047	29,810	26,966
Ginnie Mae II Pool 3% 11/20/2051	79,988	71,405
Ginnie Mae II Pool 3% 11/20/2053	35,667	32,035
Ginnie Mae II Pool 3% 11/20/2054	138,625	123,935
Ginnie Mae II Pool 3% 12/20/2047	169,248	152,780
Ginnie Mae II Pool 3% 12/20/2049	104,942	93,911
Ginnie Mae II Pool 3% 2/20/2046	193,079	175,099
Ginnie Mae II Pool 3% 2/20/2050	285,877	255,828
Ginnie Mae II Pool 3% 2/20/2051	513,348	459,068
Ginnie Mae II Pool 3% 3/20/2043	5,700	5,236
Ginnie Mae II Pool 3% 3/20/2048	59,675	53,869
Ginnie Mae II Pool 3% 3/20/2050	64,766	57,958
Ginnie Mae II Pool 3% 3/20/2052	372,434	332,472
Ginnie Mae II Pool 3% 4/1/2056 (b)	300,000	267,532
Ginnie Mae II Pool 3% 4/20/2048	68,102	61,476
Ginnie Mae II Pool 3% 4/20/2049	14,221	12,864
Ginnie Mae II Pool 3% 4/20/2050	24,681	22,087
Ginnie Mae II Pool 3% 4/20/2051	542,320	484,637
Ginnie Mae II Pool 3% 4/20/2052	452,841	404,110
Ginnie Mae II Pool 3% 5/20/2051	26,426	23,596
Ginnie Mae II Pool 3% 5/20/2052	1,137,025	1,014,666
Ginnie Mae II Pool 3% 6/20/2050	458,722	410,361
Ginnie Mae II Pool 3% 6/20/2052	77,136	68,859
Ginnie Mae II Pool 3% 7/20/2042	22,746	20,937
Ginnie Mae II Pool 3% 7/20/2046	101,574	92,008
Ginnie Mae II Pool 3% 7/20/2049	181,575	163,170
Ginnie Mae II Pool 3% 7/20/2050	172,101	153,957
Ginnie Mae II Pool 3% 8/20/2043	3,081	2,823
Ginnie Mae II Pool 3% 8/20/2046	679,707	615,695
Ginnie Mae II Pool 3% 8/20/2050	272,247	243,545
Ginnie Mae II Pool 3% 8/20/2051	641,723	573,467
Ginnie Mae II Pool 3% 9/20/2049	65,678	58,898
Ginnie Mae II Pool 3.5% 1/20/2048	24,955	23,360
Ginnie Mae II Pool 3.5% 1/20/2050	524,818	488,803
Ginnie Mae II Pool 3.5% 10/20/2047	3,109	2,914
Ginnie Mae II Pool 3.5% 11/20/2047	53,698	50,332
Ginnie Mae II Pool 3.5% 11/20/2050	8,172	7,611
Ginnie Mae II Pool 3.5% 12/20/2047	122,353	114,530
Ginnie Mae II Pool 3.5% 12/20/2048	151,196	141,434
Ginnie Mae II Pool 3.5% 12/20/2049	415,536	387,020
Ginnie Mae II Pool 3.5% 12/20/2051	163,606	151,458
Ginnie Mae II Pool 3.5% 2/20/2046	189,213	177,445
Ginnie Mae II Pool 3.5% 2/20/2047	7,612	7,142
Ginnie Mae II Pool 3.5% 2/20/2048	28,835	26,992
Ginnie Mae II Pool 3.5% 2/20/2049	16,358	15,302
Ginnie Mae II Pool 3.5% 2/20/2051	522,134	485,323
Ginnie Mae II Pool 3.5% 3/20/2048	48,450	45,352
Ginnie Mae II Pool 3.5% 3/20/2049	273,773	255,584
Ginnie Mae II Pool 3.5% 3/20/2051	11,901	11,062
Ginnie Mae II Pool 3.5% 4/1/2056 (b)	1,025,000	939,316
Ginnie Mae II Pool 3.5% 4/20/2046	143,857	134,854
Ginnie Mae II Pool 3.5% 4/20/2049	31,131	29,063
Ginnie Mae II Pool 3.5% 4/20/2050	910,517	846,326
Ginnie Mae II Pool 3.5% 5/20/2046	34,509	32,400
Ginnie Mae II Pool 3.5% 5/20/2051	54,783	50,767
Ginnie Mae II Pool 3.5% 5/20/2055	197,958	181,497
Ginnie Mae II Pool 3.5% 6/20/2047	30,282	28,412
Ginnie Mae II Pool 3.5% 6/20/2048	32,480	30,403
Ginnie Mae II Pool 3.5% 6/20/2049	2,628	2,452
Ginnie Mae II Pool 3.5% 7/20/2049	155,479	145,004
Ginnie Mae II Pool 3.5% 8/20/2048	58,151	54,397
Ginnie Mae II Pool 3.5% 8/20/2049	26,360	24,584
Ginnie Mae II Pool 3.5% 9/20/2049	12,275	11,433
Ginnie Mae II Pool 4% 1/20/2049	115,717	110,185
Ginnie Mae II Pool 4% 1/20/2051	39,941	37,957
Ginnie Mae II Pool 4% 1/20/2056	249,204	233,262
Ginnie Mae II Pool 4% 10/20/2048	38,371	36,585
Ginnie Mae II Pool 4% 10/20/2049	189,292	180,067
Ginnie Mae II Pool 4% 11/20/2047	11,248	10,742
Ginnie Mae II Pool 4% 12/20/2047	33,905	32,380
Ginnie Mae II Pool 4% 2/20/2050	257,367	245,065
Ginnie Mae II Pool 4% 2/20/2054	332,245	313,223
Ginnie Mae II Pool 4% 3/20/2048	27,382	26,125
Ginnie Mae II Pool 4% 3/20/2050	376,027	357,700
Ginnie Mae II Pool 4% 4/20/2047	33,041	31,606
Ginnie Mae II Pool 4% 4/20/2048	42,021	40,092
Ginnie Mae II Pool 4% 4/20/2049	78,303	74,487
Ginnie Mae II Pool 4% 5/20/2049	84,845	80,710
Ginnie Mae II Pool 4% 5/20/2050	23,215	22,084
Ginnie Mae II Pool 4% 5/20/2054	162,918	153,069
Ginnie Mae II Pool 4% 6/20/2048	9,278	8,846
Ginnie Mae II Pool 4% 6/20/2049	155,947	148,347
Ginnie Mae II Pool 4% 6/20/2055	395,135	369,858
Ginnie Mae II Pool 4% 7/20/2048	18,155	17,310
Ginnie Mae II Pool 4% 8/20/2048	38,605	36,808
Ginnie Mae II Pool 4% 8/20/2050	85,458	81,293
Ginnie Mae II Pool 4% 9/20/2048	18,920	18,040
Ginnie Mae II Pool 4% 9/20/2055	123,741	115,825
Ginnie Mae II Pool 4.5% 1/20/2047	8,110	8,005
Ginnie Mae II Pool 4.5% 1/20/2049	21,375	21,024
Ginnie Mae II Pool 4.5% 1/20/2050	26,346	25,905
Ginnie Mae II Pool 4.5% 1/20/2051	29,748	29,288
Ginnie Mae II Pool 4.5% 1/20/2055	360,328	348,076
Ginnie Mae II Pool 4.5% 10/20/2047	5,364	5,288
Ginnie Mae II Pool 4.5% 10/20/2048	15,559	15,308
Ginnie Mae II Pool 4.5% 10/20/2049	52,473	51,627
Ginnie Mae II Pool 4.5% 10/20/2050	57,257	56,370
Ginnie Mae II Pool 4.5% 11/20/2048	23,536	23,150
Ginnie Mae II Pool 4.5% 11/20/2054	818,572	791,314
Ginnie Mae II Pool 4.5% 12/20/2048	7,286	7,166
Ginnie Mae II Pool 4.5% 12/20/2049	14,674	14,433
Ginnie Mae II Pool 4.5% 12/20/2054	188,072	181,692
Ginnie Mae II Pool 4.5% 2/20/2049	16,019	15,751
Ginnie Mae II Pool 4.5% 2/20/2050	19,967	19,639
Ginnie Mae II Pool 4.5% 2/20/2055	169,498	163,575
Ginnie Mae II Pool 4.5% 3/20/2049	25,853	25,428
Ginnie Mae II Pool 4.5% 3/20/2051	137,535	135,276
Ginnie Mae II Pool 4.5% 3/20/2055	146,136	141,030
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	825,000	795,684
Ginnie Mae II Pool 4.5% 4/20/2049	9,661	9,503
Ginnie Mae II Pool 4.5% 4/20/2050	105,512	103,713
Ginnie Mae II Pool 4.5% 4/20/2054	212,867	205,762
Ginnie Mae II Pool 4.5% 5/20/2049	74,240	72,998
Ginnie Mae II Pool 4.5% 5/20/2054	187,368	181,114
Ginnie Mae II Pool 4.5% 6/20/2054	332,273	321,182
Ginnie Mae II Pool 4.5% 7/20/2049	27,053	26,600
Ginnie Mae II Pool 4.5% 7/20/2053	253,665	246,248
Ginnie Mae II Pool 4.5% 8/20/2048	75,182	73,970
Ginnie Mae II Pool 4.5% 8/20/2050	26,432	25,998
Ginnie Mae II Pool 4.5% 8/20/2053	170,808	165,814
Ginnie Mae II Pool 4.5% 9/20/2047	5,590	5,511
Ginnie Mae II Pool 5% 1/20/2055	318,043	315,141
Ginnie Mae II Pool 5% 11/20/2047	10,979	11,086
Ginnie Mae II Pool 5% 11/20/2048	6,024	6,080
Ginnie Mae II Pool 5% 11/20/2049	24,089	24,366
Ginnie Mae II Pool 5% 11/20/2053	257,959	256,573
Ginnie Mae II Pool 5% 11/20/2054	1,466,389	1,453,927
Ginnie Mae II Pool 5% 12/20/2054	183,203	181,589
Ginnie Mae II Pool 5% 2/20/2055	251,730	249,355
Ginnie Mae II Pool 5% 3/20/2048	7,847	7,961
Ginnie Mae II Pool 5% 3/20/2050	45,563	46,187
Ginnie Mae II Pool 5% 4/1/2056 (b)	3,150,000	3,116,987
Ginnie Mae II Pool 5% 4/20/2050	100,304	101,521
Ginnie Mae II Pool 5% 4/20/2055	375,078	371,422
Ginnie Mae II Pool 5% 5/20/2049	6,929	6,993
Ginnie Mae II Pool 5% 6/20/2054	669,945	665,089
Ginnie Mae II Pool 5% 7/20/2048	13,547	13,690
Ginnie Mae II Pool 5% 7/20/2053	404,652	402,731
Ginnie Mae II Pool 5% 8/20/2053	164,339	163,558
Ginnie Mae II Pool 5% 9/20/2048	7,560	7,635
Ginnie Mae II Pool 5% 9/20/2053	164,147	163,265
Ginnie Mae II Pool 5.5% 1/20/2049	7,983	8,230
Ginnie Mae II Pool 5.5% 1/20/2055	832,774	839,977
Ginnie Mae II Pool 5.5% 10/20/2053	287,457	291,246
Ginnie Mae II Pool 5.5% 12/20/2053	113,474	114,899
Ginnie Mae II Pool 5.5% 2/20/2054	375,511	379,844
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	3,875,000	3,896,429
Ginnie Mae II Pool 5.5% 5/1/2056 (b)	2,425,000	2,433,485
Ginnie Mae II Pool 5.5% 6/20/2054	171,524	173,289
Ginnie Mae II Pool 5.5% 6/20/2055	585,190	588,697
Ginnie Mae II Pool 5.5% 7/20/2054	261,647	264,339
Ginnie Mae II Pool 5.5% 7/20/2055	887,097	892,344
Ginnie Mae II Pool 5.5% 8/20/2053	140,107	142,041
Ginnie Mae II Pool 5.5% 8/20/2054	412,531	416,776
Ginnie Mae II Pool 5.5% 9/20/2047	16,046	16,516
Ginnie Mae II Pool 5.5% 9/20/2053	136,951	138,799
Ginnie Mae II Pool 6% 1/20/2055	684,446	697,296
Ginnie Mae II Pool 6% 12/20/2054	854,427	870,601
Ginnie Mae II Pool 6% 3/20/2055	742,349	755,242
Ginnie Mae II Pool 6% 4/1/2056 (b)	1,375,000	1,397,666
Ginnie Mae II Pool 6% 4/20/2055	816,695	830,560
Ginnie Mae II Pool 6% 5/1/2056 (b)	875,000	888,364
Ginnie Mae II Pool 6% 7/20/2054	31,936	32,553
Ginnie Mae II Pool 6.5% 1/20/2055	200,185	207,978
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	600,000	623,438
Ginnie Mae II Pool 6.5% 5/1/2056 (b)	600,000	621,609
Ginnie Mae II Pool 6.5% 5/20/2055	213,720	221,740
Ginnie Mae II Pool 6.5% 7/20/2053	75,392	78,580
Ginnie Mae II Pool 6.5% 7/20/2054	255,668	265,682
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	775,000	622,876
Uniform Mortgage Backed Securities 2% 5/1/2056 (b)	250,000	200,849
Uniform Mortgage Backed Securities 2.5% 4/1/2041 (b)	375,000	353,804
Uniform Mortgage Backed Securities 2.5% 4/1/2056 (b)	475,000	399,297
Uniform Mortgage Backed Securities 3% 4/1/2056 (b)	2,800,000	2,460,719
Uniform Mortgage Backed Securities 3.5% 4/1/2056 (b)	1,025,000	939,076
Uniform Mortgage Backed Securities 4% 4/1/2056 (b)	925,000	871,704
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (b)	350,000	337,476
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	1,225,000	1,233,183
Uniform Mortgage Backed Securities 5% 4/1/2056 (b)	1,225,000	1,207,439
Uniform Mortgage Backed Securities 5% 5/1/2041 (b)	500,000	502,871
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (b)	350,000	351,463
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	925,000	942,561
Uniform Mortgage Backed Securities 6.5% 4/1/2056 (b)	550,000	568,820
TOTAL UNITED STATES		290,937,517
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $310,412,760)		290,937,517

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.875% 8/5/2030	339,000	297,943
Fannie Mae 5.625% 7/15/2037	100,000	108,841
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	858,364
Federal Home Loan Bank 3.5% 10/4/2027	400,000	398,548
Federal Home Loan Bank 4.75% 3/10/2034	130,000	132,813
Federal Home Loan Bank 5.5% 7/15/2036	150,000	163,317
Freddie Mac Non Gold Pool 0% 11/15/2038 (g)	210,000	115,600
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	401,726
TOTAL FINANCIALS		2,477,152
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	130,000	129,007
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,677
Tennessee Valley Authority 4.375% 8/1/2034	108,000	108,474
Tennessee Valley Authority 4.875% 5/15/2035	250,000	256,918
Tennessee Valley Authority 5.25% 2/1/2055	100,000	98,451
Tennessee Valley Authority 5.25% 9/15/2039	200,000	209,674
Tennessee Valley Authority 5.88% 4/1/2036	260,000	288,230
TOTAL UTILITIES		1,115,431
TOTAL UNITED STATES		3,592,583
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,721,739)		3,592,583

U.S. Treasury Obligations - 44.6%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	649,449
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	206,345
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	948
US Treasury Bonds 1.375% 11/15/2040	1.48 to 1.65	3,490,000	2,248,051
US Treasury Bonds 1.375% 8/15/2050	2.30	575,000	281,166
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,195,557
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,119,318
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	2,265,000	1,244,246
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,781,485
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	840,684
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	890,441
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	723,790
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	204,017
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	71,702
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	80,237
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	568,059
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,610,884
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,623
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	77,271
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	63,894
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	446,464
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	75,473
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	150,643
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	36,088
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,360
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	710
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	811,413
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	115,824
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	228,945
US Treasury Bonds 3% 2/15/2047	3.02	49,000	36,509
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	64,156
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	97,867
US Treasury Bonds 3% 5/15/2042	3.05	89,000	70,929
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,044
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	35,674
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,202
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	2,957,175
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	92,466
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	52,939
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	670,956
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	21,824
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	130,919
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	329,594
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	123,030
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	724,132
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,218
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,061,623
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	481,547
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,020,627
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	970,463
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	40,131
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,656,779
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,550,117
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	47,661
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,148,992
US Treasury Bonds 4% 11/15/2052	3.65 to 3.97	3,300,000	2,835,293
US Treasury Bonds 4.125% 8/15/2044	4.15 to 4.65	7,900,000	7,167,398
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,104,961
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,128,040
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.51	5,620,000	5,033,413
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,408
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	11,978
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	30,819
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	1,953,805
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.80	1,836,000	1,715,226
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	7,067,000	6,758,095
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	92,658
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	16,838
US Treasury Bonds 4.625% 11/15/2044	4.67 to 4.86	1,540,000	1,490,130
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.84	5,930,000	5,719,670
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	3,140,000	3,000,172
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.00	2,370,000	2,284,828
US Treasury Bonds 4.625% 2/15/2055	4.45 to 4.74	4,580,000	4,366,028
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	4,470,000	4,335,027
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,214,366
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,018,881
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	48,261
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.92	2,780,000	2,711,369
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.92	2,780,000	2,706,916
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	4,210,000	4,102,777
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.92	6,440,000	6,418,869
US Treasury Bonds 5% 5/15/2045	4.89 to 5.05	2,360,000	2,390,698
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,153
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	486,294
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,093,405
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	693,312
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,340,708
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,593,638
US Treasury Notes 0.625% 3/31/2027	0.52 to 3.80	1,560,000	1,513,246
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,232,765
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	312,638
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	92,698
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,152,476
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	674,852
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	593,214
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	103,211
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,198,823
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,109,353
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,361,170
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,705,770
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	702,477
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	545,427
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,027,330
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	801,608
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	61,418
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	76,510
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	217,727
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	665,030
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	387,899
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	625,521
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	45,277
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,193,915
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	378,293
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,732,454
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,626,243
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	356,038
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,522,381
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	512,816
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,425,502
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,191,889
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	211,891
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	112,228
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	110,616
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	923,623
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,881,371
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	800,685
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,513
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	98,184
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,296,055
US Treasury Notes 3.375% 9/15/2027	3.56	540,000	536,477
US Treasury Notes 3.375% 9/15/2028	3.62	9,020,000	8,926,981
US Treasury Notes 3.5% 1/15/2029	3.61	4,450,000	4,412,105
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,307,459
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	8,790,000	8,722,521
US Treasury Notes 3.5% 11/15/2028	3.49	6,340,000	6,288,735
US Treasury Notes 3.5% 12/15/2028	3.52 to 3.54	8,660,000	8,588,284
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.55	7,520,000	7,454,787
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	173,194
US Treasury Notes 3.5% 2/28/2031	3.68 to 3.96	1,320,000	1,294,425
US Treasury Notes 3.5% 3/15/2029	3.81	6,240,000	6,184,913
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,590,403
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	649,945
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,124,133
US Treasury Notes 3.625% 10/31/2030	3.71	1,010,000	996,941
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,763,570
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.66	10,090,000	10,047,039
US Treasury Notes 3.625% 8/31/2030	3.69	1,050,000	1,037,121
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,726,656
US Treasury Notes 3.75% 1/31/2031	3.80	2,540,000	2,518,370
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	7,270,000	7,118,636
US Treasury Notes 3.75% 11/30/2032	3.91	760,000	743,820
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,666,673
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,348,366
US Treasury Notes 3.75% 2/28/2033	3.87 to 4.15	1,960,000	1,915,288
US Treasury Notes 3.75% 4/15/2028	3.58	6,280,000	6,271,414
US Treasury Notes 3.75% 4/30/2027	3.84	100,000	99,958
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.97	9,790,000	9,776,233
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,554,339
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,589,625
US Treasury Notes 3.75% 8/15/2027	3.73	3,370,000	3,365,788
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	2,014,659
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,841,078
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,449,426
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,951,959
US Treasury Notes 3.875% 12/31/2032	3.89 to 4.02	7,190,000	7,085,801
US Treasury Notes 3.875% 3/15/2028	3.88 to 4.01	7,860,000	7,868,904
US Treasury Notes 3.875% 3/31/2027	3.50	4,060,000	4,065,360
US Treasury Notes 3.875% 3/31/2031	3.95	3,000,000	2,990,391
US Treasury Notes 3.875% 4/30/2030	3.72	860,000	859,059
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.93	7,740,000	7,750,280
US Treasury Notes 3.875% 6/30/2030	3.79	4,170,000	4,163,647
US Treasury Notes 3.875% 7/15/2028	3.87 to 3.88	6,050,000	6,057,090
US Treasury Notes 3.875% 7/31/2030	3.77	2,340,000	2,336,070
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	940,000	922,779
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.29	3,800,000	3,703,009
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.93	3,540,000	3,493,814
US Treasury Notes 4% 1/15/2027	4.01	840,000	841,657
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,399,847
US Treasury Notes 4% 1/31/2031	4.28 to 4.34	1,680,000	1,683,413
US Treasury Notes 4% 1/31/2033	3.71	3,660,000	3,631,978
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,957,770
US Treasury Notes 4% 11/15/2035	4.02	810,000	790,130
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	3,020,000	3,028,140
US Treasury Notes 4% 2/15/2034	4.29 to 4.69	1,060,000	1,045,591
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	4,440,000	4,456,823
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,130,238
US Treasury Notes 4% 3/31/2030	3.95	2,500,000	2,508,984
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	4,420,000	4,403,598
US Treasury Notes 4% 5/31/2030	3.95	1,380,000	1,384,690
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,231,776
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,938,896
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,805,695
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	6,340,000	6,308,052
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,279,399
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,880,621
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,806,285
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,941,034
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,119,192
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	733,564
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,845,721
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.43	4,840,000	4,764,375
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	3,290,000	3,302,209
US Treasury Notes 4.125% 3/31/2032	3.85 to 4.08	3,040,000	3,050,687
US Treasury Notes 4.125% 5/31/2032	4.21	1,390,000	1,393,776
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,953,338
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,145,484
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,287,468
US Treasury Notes 4.125% 9/30/2027	4.08 to 4.37	2,460,000	2,470,090
US Treasury Notes 4.25% 1/15/2028	4.24	630,000	634,454
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	2,390,000	2,389,346
US Treasury Notes 4.25% 11/30/2026	3.70 to 4.17	2,250,000	2,257,493
US Treasury Notes 4.25% 12/31/2026	4.25	830,000	832,911
US Treasury Notes 4.25% 2/15/2028	4.30	3,410,000	3,436,241
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,840,902
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	3,300,000	3,342,797
US Treasury Notes 4.25% 3/15/2027	3.79	4,920,000	4,943,754
US Treasury Notes 4.25% 3/31/2033	4.13	1,320,000	1,329,075
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.42	4,110,000	4,099,083
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,342,623
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,574,377
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	2,160,000	2,151,900
US Treasury Notes 4.375% 1/31/2032	4.44	3,950,000	4,017,273
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,781,579
US Treasury Notes 4.375% 11/30/2030	4.31 to 4.36	2,370,000	2,412,864
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,667,739
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.49	4,520,000	4,567,672
US Treasury Notes 4.375% 7/15/2027	4.24	2,820,000	2,839,388
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,306,500
US Treasury Notes 4.5% 12/31/2031	4.49	1,830,000	1,873,463
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	443,350
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,583,414
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,304,800
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,864,539
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	4,810,000	4,934,759
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,574,219
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,522,639
US Treasury Notes 4.625% 9/30/2028	4.60	1,650,000	1,681,582
US Treasury Notes 4.75% 2/15/2045	4.46 to 4.92	4,170,000	4,097,351
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	881,937
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,028,556
TOTAL U.S. TREASURY OBLIGATIONS (Cost $561,665,358)			542,117,858

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	7,516,052	7,517,556
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	10,237,797	10,238,821
TOTAL MONEY MARKET FUNDS (Cost $17,756,377)			17,756,377

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,306,610,735)	1,241,020,356
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(25,694,255)
NET ASSETS - 100.0%	1,215,326,101

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 4/1/2056	(675,000)	(667,926)
Ginnie Mae II Pool 5.5% 4/1/2056	(3,075,000)	(3,092,005)
Ginnie Mae II Pool 6% 4/1/2056	(875,000)	(889,424)
Ginnie Mae II Pool 6.5% 4/1/2056	(600,000)	(623,438)
Uniform Mortgage Backed Securities 2% 4/1/2056	(250,000)	(200,928)
Uniform Mortgage Backed Securities 5% 4/1/2041	(500,000)	(503,340)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(5,977,061)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,987,537)		(5,977,061)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,694,452 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Zero coupon bond which is issued at a discount.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,468,570	62,419,125	65,370,139	56,544	(138)	138	7,517,556	7,516,052	0.0%
Fidelity Securities Lending Cash Central Fund	4,083,696	13,374,619	7,219,494	3,906	-	-	10,238,821	10,237,797	0.0%
Total	14,552,266	75,793,744	72,589,633	60,450	(138)	138	17,756,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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